UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2009
Date of reporting period: July 1, 2008-June 30, 2009
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

Unassigned
ACER INC NEW

Security:	Y0004E108	Meeting Type:	AGM
Ticker:		Meeting Date:	19-Jun-2009
ISIN:	TW0002353000	Agenda Number:	701938916

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
I.1	To report the business of 2008	Non-Voting		*
I.2	To report the stock exchange and new issuance of shares due to the acquisition of E-TEN Information Systems Co. Ltd	Non-Voting		*
I.3	To report the amendments to “Acer Incorporated 2008 Discounted Employee Stock Option Plan” (ESOP)	Non-Voting		*
I.4	Supervisors’ review report	Non-Voting		*
II.1	To accept 2008 financial statements and business report	Mgmt	For	For
II.2	To approve the proposal for distribution of 2008 profits [cash dividend: TWD 2.0 per share stock dividend:10/1000 shares]	Mgmt	For	For
II.3	To approve the capitalization of 2008	Mgmt	For	For
II.4	To approve issuance of discounted employee stock option	Mgmt	For	For
II.5	To approve amendments to Acer’s “Procedures Governing Lending of Capital to Others”	Mgmt	For	For
II.6	To approve amendments to Acer’s “Procedures Governing Endorsement and Guarantee”	Mgmt	For	For
III.	Special motion	Mgmt	For	For
ADANI ENTERPRISES LTD

Security:	Y00106131	Meeting Type:	EGM
Ticker:		Meeting Date:	18-Jun-2009
ISIN:	INE423A01024	Agenda Number:	701980422

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
s.1
Authorize the Board of Directors of the Company, pursuant to the provisions of Section 81(1A) and other applicable provisions if any of the Companies Act 1956 [including any amendments thereto or re-enactment thereof], the provisions of Chapter XIII-A of the SEBI [Disclosure and investor Protection Guidelines 2000 [SEBI DIP Guidelines] and the provisions of the Foreign Exchange Management Act, 2000 Foreign Exchange Management [Transfer or issue of Security by a Person Resident Outside India] Regulations 2000 and also subject to the provisions of all other applicable statutes, guidelines regulation approvals, consents, permissions or sections [the approvals] of the Central Government, the Reserve Bank of India, SEBI Stock Exchange, Ministry of Finance and any other appropriate authorities institutions or bodies as may be required, at its absolute discretion to issue offer and allot Equity Shares of the Company [Equity Shares] or instruments convertible into Equity Shares Securities up to the overall amount not exceeding INR 1500 Crore only or its equivalent in any foreign currency as the case may be [inclusive of such premium as may be determined] in one or more tranche or tranches as specified above to Qualified Institutional Buyers [as defined by the DIP Guidelines] pursuant to a Qualified Institutional Placement QIP guidelines as provided under Chapter XIII-A of the SEBI DIP Guidelines; authorize the Board to create offer issue and allot from time to time such number of Equity Shares/Securities at such price that may be decided by the Board in its absolute discretion as may be necessary in accordance with the terms of the offering of any of the aforesaid Shares/Securities; and (a) all such additional Equity Shares or Securities, shall rank pari-passu in all respects, with the then existing respective Shares/Securities, as the case may be, of the Company, but shall be subject to such lock-in requirements as
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

may be prescribed by appropriate authorities under applicable Laws, if any, (b) the Securities to be so offered, issued and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company; (c) the relevant date for the determination of applicable price for the issue of the Securities means the date of the meeting in which the Board of the company or the Committee of Directors duly authorized by the Board of the Company decides to open the proposed issue; in case of offer/issue/allotment of Shares/Securities in Indian and/or International market under the respective guidelines of SEBI, RBI, or other appropriate authorities, as the case may be, the price inclusive of premium of the Shares and/or Securities shall not be less than the price arrived in accordance with the provisions of respective applicable guidelines, rules, regulations or directions; authorize the Company through its Board or any of its Committee and/or any agency or body, may issue receipts/certificates or other requisite documents representing the underlying Securities issued/to be issued by the Company with such features and attributes as are prevalent in Indian/International capital markets, for instruments of this nature and provide for the free tradability or transferability thereof as per laws, rules, regulations and guidelines under the forms and practices prevalent in the Indian/International market; authorize the Board on behalf of the Company, for the purpose of giving effect to any offer issue or allotment of Securities or instruments or Equity Shares or Securities representing the same to do all such acts deeds matters and things as it may in its absolute discretion deem necessary or desirable for such purpose including but without limitations determining the type form and manner of the issue the class of eligible investors to whom the Securities are to be offered issued and allotted in each tranche issue price face value premium/discount amount on issue/conversion of Securities/exercise of warrants/redemption of Securities rate of interest conversion or redemption period appointment of Managers Merchant Bankers Guarantors, Financial and/or Legal Advisors, Consultants, Depositories, Custodians, Registrars, Trustees, Bankers, and all other agencies or intermediaries, whether

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

in India or aboard and to remunerate them by way of commission brokerage , fees or the like, entering into or execution of all such agreements/arrangements/Memorandum of Understandings/documents with any authorities/agencies and listing of the Shares/Securities including the resultant Equity Shares to be issued as per the terms of issue of the said Securities on any Indian and/or Foreign Stock Exchanges; the issue to the holders of the Securities of the Equity Shares underlying the Securities shall be, inter alie, subject to the terms and conditions; (a) in the event of the Company making a bonus issue by way of capitalization of its profits or reserves prior to the allotment of the Equity Shares, the number of Equity Shares to be allotted shall stand augmented in the same proportion in which the equity share capital increases as a consequence of such bonus issue and the premium, if any, shall stand reduced pro tanto; (b) in the event of the Company making a rights offer by issue of Equity Shares prior to the allotment of the Equity Shares, the entitlement to the Equity Shares will stand increased in the same proportion as that of the rights offer and such additional Equity Shares shall be offered to the holders of the Securities at the same price at which the same are offered to the existing shareholders; and (c) in the event of Merger, amalgamation, takeover or any other re-organization or restructuring, the number of Shares, the price and the time period as aforesaid shall be suitably adjusted; authorize the Board to settle all questions, difficulties, doubts or problems that may arise in regard to the offer, issue, or allotment of the aforesaid Shares/Securities and utilization of the issue proceeds as it may in its absolute discretion deem fit, without being required to seek any further consent or approval of the members or otherwise, with the intent that the Members shall be deemed to have given their approval thereto expressly by the authority of this resolution; to give effect to the aforesaid resolution to delegate all or any of the powers herein conferred to any committee of Directors or Managing Director or any Director or Directors or other officers of the Company or to any intermediary or agent of the Company or to such other persons as the Board may think fit and necessary in its absolute discretion

ADVANCED INFO SERVICE PUBLIC CO LTD

Security:	Y0014U183	Meeting Type:	AGM
Ticker:		Meeting Date:	08-Apr-2009
ISIN:	TH0268010Z11	Agenda Number:	701830362

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 536981 DUE TO RECEIPT OF ADDITIONAL RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
1.	Approve the matters to be informed	Mgmt	Abstain	Against
2.	Approve to certify the minutes of the 2008 AGM of the shareholders held on 10 APR 2008	Mgmt	For	For
3.	Approve to certify the results of operation for 2008	Mgmt	For	For
4.	Approve the balance sheet statement of income and the statement of cash flow for FYE 31 DEC 2008	Mgmt	For	For
5.	Approve the dividend payment for the FY 2008	Mgmt	For	For
6.	Approve the issuing and offering of debenture in an amount not exceeding THB 15,000,000,000	Mgmt	For	For
7.	Approve the addition of the Company’s objective item 49 on electronic payment business and amend the Company’s Memorandum of Association Clause 3	Mgmt	Abstain	Against
8.	Re-appoint the retiring Directors	Mgmt	For	For
9.	Approve the Directors remuneration for 2009	Mgmt	For	For
10.	Appoint the Company’s Auditors and approve to determine the Auditors remuneration for the year 2009	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
11.	Approve the allotment of the additional ordinary share, reserved for exercising the right to confirm to the adjustment prescribed in the prospectus	Mgmt	For	For
12.	Other matters [if any]	Mgmt	For	Against
ADVANTECH CO LTD

Security:	Y0017P108	Meeting Type:	AGM
Ticker:		Meeting Date:	15-May-2009
ISIN:	TW0002395001	Agenda Number:	701826553

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 538479 DUE TO CHANGE IN VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
A.1	The 2008 business operations	Non-Voting		*
A.2	The 2008 audited reports	Non-Voting		*
A.3	The status of endorsement and guarantee	Non-Voting		*
A.4	The status of buyback treasury stock	Non-Voting		*
B.1	Approve the 2008 business reports and financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution	Mgmt	For	For
B.3	Approve the issuance of new shares from retained earnings, staff bonus	Mgmt	For	For
B.4	Approve the revision to the Articles of Incorporation	Mgmt	Abstain	Against
B.5	Approve the revision to the procedures of monetary loans, endorsement and guarantee	Mgmt	Abstain	Against
B.6	Approve the proposal to release the prohibition	Mgmt	Abstain	Against

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
on the Directors from participation in competitive business
B.7	Extraordinary motions	Mgmt	For	Against
ASIA CEMENT (CHINA) HOLDINGS CORPORATION

Security:	G0539C106	Meeting Type:	AGM
Ticker:		Meeting Date:	17-Jun-2009
ISIN:	KYG0539C1069	Agenda Number:	701953475

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “IN FAVOR” OR “AGAINST” FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting		*
1.
Receive and adopt the audited consolidated financial statements and the reports of the Directors [the “Director[s]”] of the Company and the Auditors [the “Auditors”] of the Company for the YE 31 DEC 2008
		Mgmt	For	For
2.	Approve and declare a final dividend for the YE 31 DEC 2008	Mgmt	For	For
3.1	Re-elect Mr. Lin Seng-chang as a retiring Director	Mgmt	For	For
3.2	Re-elect Mr. Wu Chung-lih as a retiring Director	Mgmt	For	For
3.3	Re-elect Mr. Tsim Tak-lung, Dominic as a retiring Director	Mgmt	For	For
3.4	Re-elect Mr. Wong Ying-ho, Kennedy as a retiring Director	Mgmt	For	For
3.5	Authorize the Board of Directors [the “Board”] to determine their remuneration	Mgmt	For	For
4.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board to fix their remuneration	Mgmt	For	For
5.	Authorize the Directors pursuant to the Rules [the “Listing Rules”] Governing the Listing	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

of Securities on The Stock Exchange of Hong Kong Limited [the “Stock Exchange”], the exercise by the Directors during the Relevant Period [as hereinafter defined] on all the powers of the Company to allot, issue or otherwise deal with additional shares in the share capital of the Company and to make or grant offers, agreements and options which would or might require the exercise of such powers, be and the same is hereby generally and unconditionally approved; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] and issued by the Directors pursuant to the approval in paragraph [i] of this Resolution, otherwise than by way of [a] a Rights Issue [as hereinafter defined]; or [b] the exercise of or the grant of any option under any Share Option Scheme of the Company or similar arrangement for the time being adopted for the issue or grant to officers and/or employees of the Company and/or any of its subsidiaries of shares or options to subscribe for or rights to acquire shares of the Company; or [c] any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares in accordance with the Articles of Association of the Company in force from time to time, shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this Resolution and the said approval be limited accordingly; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held]

6.
Authorize the Directors during the Relevant Period [as hereinafter defined] of all the powers of the Company to repurchase issued shares in the share capital of the Company on the Stock Exchange or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong [the “SFC”] and the Stock Exchange for such purpose, and otherwise in accordance with the rules and regulations
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

of the SFC, the Stock Exchange or of any other stock exchange as amended from time to time and all applicable laws in this regard, be and the same is hereby generally and unconditionally approved; the aggregate nominal amount of issued shares of the Company which may be repurchased by the Company pursuant to the approval in paragraph [i] of this Resolution during the Relevant Period shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this Resolution and the said approval shall be limited accordingly; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held]

7.
Approve, conditional upon Resolutions 05 and 06 above being passed, the general mandate granted to the Directors to allot, issue or otherwise deal with additional shares pursuant to Resolution 05 be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of shares of the Company repurchased by the Company under the authority granted pursuant to Resolution 06
		Mgmt	For	For
ASM PAC TECHNOLOGY LTD

Security:	G0535Q133	Meeting Type:	AGM
Ticker:		Meeting Date:	24-Apr-2009
ISIN:	KYG0535Q1331	Agenda Number:	701858043

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “IN FAVOR” OR “AGAINST” FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive and adopt the Audited consolidated financial statements of the Company and the reports of the Directors and the Auditor for the YE 31	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
DEC 2008
2.	Declare a final dividend of HKD 0.50 per share for the YE 31 DEC 2008	Mgmt	For	For
3.1	Re-elect Mr. Lee Wai Kwong as a Director	Mgmt	For	For
3.2	Re-elect Mr. Chow Chuen, James as a Director	Mgmt	For	For
3.3	Re-elect Mr. Lok Kam Chong, John as a Director	Mgmt	For	For
3.4	Authorize the Board of Directors to fix the Directors’ remuneration	Mgmt	For	For
4.	Re-appoint Deloitte Touche Tohmatsu as the Auditor and authorize the Board of Directors to fix their remuneration	Mgmt	For	For
5.
Authorize the Directors of the Company [the Directors], subject to this Resolution, during the relevant period [as specified] of all the powers of the Company to repurchase its own shares on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other stock exchange on which the shares of the Company may be listed and recognized by The Securities and Futures Commission of Hong Kong [the Securities and Futures Commission] and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the rules and regulations of the Securities and Futures commission and the Stock Exchange or of any other stock exchange as amended from time to time; (b) the aggregate nominal amount of the share capital of the Company to be repurchased or agreed to be repurchased by the Company pursuant to the approval in this Resolution during the relevant period shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this Resolution and the said approval be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the Company is required laws to be held]
		Mgmt	For	For
6.	Amend the existing provision of Rule 2.1.1, Rule 4.1 and Rule 8.2 of the Employee Share Incentive Scheme; and authorize the Directors of the Company to take all necessary actions	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
and sign all documents n behalf of the Company to give full effect to the amendments to the Scheme as specified in this Resolution
S.7
Amend the Articles 1, 7.2.3, 11, 28.1.3, 30, 31, 37, 46.4, 60, 61, 62, 63, 64, 65, 66, 68, 69, 70, 71, 73, 74, 76, 77, 110.2.7, 110.3, 122, 125, 126, 136, 137, 153, 154, 155, 158.2 and 161 of the Articles of Association of the Company
		Mgmt	Abstain	Against
AXIS BANK LTD

Security:	Y0487S103	Meeting Type:	AGM
Ticker:		Meeting Date:	01-Jun-2009
ISIN:	INE238A01026	Agenda Number:	701938827

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Adopt the balance sheet at 31 MAR 2009, profit and loss account for the YE 31 MAR 2009 and the reports of Directors and Auditors thereon	Mgmt	For	For
2.	Re-appoint Shri M. V. Subbiah as a Director who retires by rotation	Mgmt	For	For
3.	Re-appoint Shri Ramesh Ramanathan as a Director who retires by rotation	Mgmt	For	For
4.	Declare a dividend on the equity shares of the bank	Mgmt	For	For
S.5
Appoint, pursuant to the provision of Section 224A and other applicable provision, if any, of the Companies Article 1956 and Banking Regulation Article 1949, M/s. S. R. Batillboi & Co., Chartered Accountants, Mumbai as the Statutory Auditors of the Bank to hold office from the conclusion of the 15th AGM until the conclusion of the 16th AGM on such remuneration as may be approved by the Audit Committee of the Board
		Mgmt	For	For
6.	Approve to alter, in accordance with the provision of Section 16 and other applicable provisions	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
of the Companies Article 1956, the existing Memorandum of Association of the Company as specified
S.7
Approve to alter, in partial modification to the approval given by the shareholders through postal ballot notice dated 09 JUN 2009 the Articles of Association of the Bank in respect of separating of the post of Chairman and Chief Executive Officer into the posts [i] Non-Executive Chairman and [ii] Managing Director, the effective date of alteration of the alteration of the specified Articles of Association be 01 JUN 2009 instead of 01 AUG 2009 Articles 2[A][viii], 2[A][xii], 89[1] 118 and 119, 118[1], 17[4], 118[2] 118[3], 118[4], 118[6], 118[7], 118[8], 119, 120, 114[1], 171, 172 and 173 as specified
		Mgmt	For	For
BALRAMPUR CHINI MLS LTD

Security:	Y0548Y149	Meeting Type:	EGM
Ticker:		Meeting Date:	25-May-2009
ISIN:	INE119A01028	Agenda Number:	701939386

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.1
Authorize the Board of Directors of the Company [hereinafter referred to as the Board, which term shall be deemed to include Remuneration Committee of the Board of Directors of the Company], pursuant to the provisions of the Securities and Exchange Board of India [Employee Stock Option Scheme and Employee Stock Purchase Scheme] Guidelines, 1999 and the Companies Act, 1956 and subject to the provisions of the Memorandum and Articles of Association of the Company and all other applicable provisions and subject to such other approvals, permissions and sanctions as may be deemed necessary, to re-price the exercise price of the options granted in the years 2005, 2006, 2007, 2008 which have not been exercised and also the exercise price in respect of options to be granted for the year 2009 under the BCML Employee
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Stock Option Scheme, 2005 [the Scheme] of the Company at 20% discount to the average daily closing market price of the Company’s share, on the Stock Exchange it is traded most, during the preceding 26 weeks prior to the date of the Board meeting to be held to re-price the exercise price of the unexercised options and options to be granted for the year 2009, such re-pricing not being detrimental to the interest of the employees; and to take such steps that are incidental or consequent to such re-pricing of such Stock Options as aforesaid and amendment to the Scheme and the issue terms of the Stock Options including issuance of necessary documents to the employees, filing of documents with authorities and such other steps or acts as the Board may deem fit for the purpose

BEIJING ENTERPRISES HLDGS LTD

Security:	Y07702122	Meeting Type:	AGM
Ticker:		Meeting Date:	03-Jun-2009
ISIN:	HK0392044647	Agenda Number:	701926442

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF “ABSTAIN” WILL BE TREATED THE SAME AS A “TAKE NO ACTION” VOTE.	Non-Voting		*
1.	Receive and approve the audited consolidated financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend and a final special dividend	Mgmt	For	For
3.i	Re-elect Mr. Yi Xiqun as a Director	Mgmt	For	For
3.ii	Re-elect Mr. Zhang Honghai as a Director	Mgmt	For	For
3.iii	Re-elect Mr. Li Fucheng as a Director	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.iv	Re-elect Mr. Liu Kai as a Director	Mgmt	For	For
3.v	Re-elect Mr. Guo Pujin as a Director	Mgmt	For	For
3.vi	Re-elect Mr. Fu Tingmei as a Director	Mgmt	For	For
3.vii	Authorize the Board of Directors to fix the Directors’ remuneration	Mgmt	For	For
4.	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors to fix their remuneration	Mgmt	For	For
5.
Authorize the Directors, subject to and in accordance with all applicable Laws, to purchase its shares, during the relevant period, not exceeding 10% of the total nominal amount of the share capital of the Company in issue on the date of passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the current Articles of Association of the Company or any applicable Laws to be held]
		Mgmt	For	For
6.
Authorize the Directors of the Company to issue, allot and deal with additional shares in the capital of the Company and make or grant offers, agreements and options which would or might require shares to be allotted, issued or dealt with during or after the end of relevant period, not exceeding the aggregate of 20% of the total nominal amount of the share capital of the Company in issue on the date of passing of this resolution, otherwise than pursuant to i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares [subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or having regard to any restrictions or obligations under the Laws of, or the requirements of any recognized regulatory body or any stock exchange in any territory applicable to the Company]; or ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries of shares or
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

rights to acquire shares of the Company; or iii) any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend or shares of the Company in accordance with the Current Articles of Association of the Company; or iv) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the current Articles of Association of the Company or any applicable Laws to be held]

7.
Approve the general mandate granted to the Directors of the Company pursuant to Resolution 6 above and for the time being in force to exercise the powers of the Company to allot shares and to make or grant offers, agreements and options which might require the exercise of such powers be extended by the total nominal amount of shares in the capital of the Company repurchased by the Company pursuant to Resolution 5, provided that such amount does not exceed 10% of the total nominal amount of the issued share capital of the Company at the date of passing this Resolution
		Mgmt	For	For
BHARAT HEAVY ELECTRICALS LTD

Security:	Y0882L117	Meeting Type:	AGM
Ticker:		Meeting Date:	17-Sep-2008
ISIN:	INE257A01018	Agenda Number:	701689462

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve to accept the financial statements and the statutory reports	Mgmt	For	For
2.	Approve the final dividend of INR 6.25 per share	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.	Re-appoint Mr. A.K. Aggarwal as a Director	Mgmt	For	For
4.	Re-appoint Mr. M. Gupta as a Director	Mgmt	For	For
5.	Re-appoint Mr. S. Datta as a Director	Mgmt	For	For
6.	Authorize the Board to fix remuneration of the Auditors	Mgmt	For	For
7.	Appoint Mr. S. Ravi as a Director	Mgmt	For	For
8.	Appoint Ms. B.S. Meena as a Director	Mgmt	For	For
BUMIPUTRA-COMMERCE HOLDINGS BHD

Security:	Y1002C102	Meeting Type:	EGM
Ticker:		Meeting Date:	11-Jul-2008
ISIN:	MYL1023OO000	Agenda Number:	701652720

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Authorize the Company, subject to the approval of all relevant authorities and/or parties, to enter into and carry out the following transactions: (I) for the acquisition by CIMB Group Sdn Bhd [CIMB Group], a wholly-owned subsidiary of the Company, of 1,997,023,850 Class B ordinary shares with par value of Indonesian Rupiah [Rp] 100 each in Bank Lippo [Lippo Class B Shares] representing approximately 51% of the total issued shares in Bank Lippo from Santubong Investments B. V. [Santubong], a wholly-owned subsidiary of Khazanah for a purchase consideration of approximately Rp 5,929,164 million or the equivalent of approximately MYR 2,070.96 million upon the terms and conditions of the Share Sale and Purchase Agreement dated 02 JUN 2008 entered into between BCHB, CIMB Group, Khazanah and Santubong [SSPA] [Proposed 51% Lippo Acquisition]; (II) to allot and issue 207,096,186 new ordinary shares of MYR 1.00 each in the Company [BCHB Shares] as purchase consideration for the Proposed 51% Lippo Acquisition for and on behalf of CIMB Group at an issue price of MYR 10.00 per
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

BCHB Share [Purchase Consideration] upon the terms and conditions of the SSPA, the new BCHB Shares to be issued to satisfy the purchase consideration pursuant to the Proposed 51% Lippo Acquisition shall upon issuance, rank equally in all respects with the existing BCHB Shares, save for any dividends, rights, benefits, entitlements and/or other distributions the entitlement date of which precedes the date of issue and allotment of the new BCHB Shares; (III) upon completion of the Proposed 51% Lippo Acquisition, for the merger of Bank Niaga and Bank Lippo resulting in Bank Niaga being the surviving entity in accordance to the terms of the agreed merger plan executed between Bank Niaga and Bank Lippo dated 03 JUN 2008 pursuant to the requirement arising under the Bank Indonesia (BI) Regulation No. 8/16/PBI/2006, dated 05 OCT 2006 on the Single Presence in Indonesian Banks [Proposed Merger] whereby pursuant to the Proposed Merger, the shareholders of Bank Lippo will receive approximately 2,822 new Bank Niaga shares [Niaga Shares] to be issued in exchange for every 1,000 Lippo Shares held based on the valuations of Lippo Shares of Rp 2,969 for each Lippo Share [Lippo Share Value] and Niaga Shares of Rp 1,052 for each Niaga Share [Niaga Share Value] [Shares Exchange]; (IV) in conjunction with the Proposed Merger and to provide equal opportunity to all the minority shareholders of Bank Niaga and Bank Lippo, for CIMB Group to undertake the Proposed Standby Facility (as hereinafter defined), wherein all the minority shareholders of Bank Niaga and Bank Lippo (whether they vote for or against the Proposed Merger) shall be given the opportunity to sell their Niaga Shares at the Niaga Share Value and Lippo Shares at the Lippo Share Value to CIMB Group if they choose not to participate in the equity of the enlarged Bank Niaga (Proposed Standby Facility), and that CIMB Group [after completion of the Proposed 51% Lippo Acquisition and the Proposed Standby Facility] be given approval to accept the new Class B Niaga Shares [Niaga Class B Shares] in exchange for their Lippo Shares acquired under the Proposed 51% Lippo Acquisition and the Proposed Standby Facility whereby the new Niaga Class B Shares shall upon issuance, rank equally in all respects with the existing

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Niaga Class B Shares. the new Niaga Class B Shares do not have the rights to any dividends, rights, benefits, entitlements and/or other distributions the entitlement date of which precedes the date of issue of the said new Niaga Class B Shares; the Directors of the Company [save and except for Tan Sri Dato’ Md Nor Md Yusof, being a nominee of Khazanah on the Board of the Company and deemed interested in the Proposed Merger (Interested Director)] to do all acts, deeds and things and to execute, sign and deliver on behalf of the Company, all such documents as they may deem necessary, expedient and/or appropriate to implement, give full effect to and complete the proposed merger [which includes the proposed 51% Lippo Acquisition and the proposed standby facility], with full powers to assent to any conditions, modifications, variations and/or amendments as the Directors of the Company (save and except for the Interested Director) may deem fit and/or as may be imposed by any relevant authorities in connection with the proposed merger

BUMIPUTRA-COMMERCE HOLDINGS BHD

Security:	Y1002C102	Meeting Type:	EGM
Ticker:		Meeting Date:	03-Feb-2009
ISIN:	MYL1023OO000	Agenda Number:	701799338

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Authorize the Directors of the Company, subject to the approvals being obtained from the relevant authority and/or parties: i) to issue and allot Warrants to TPG in such number equal to the Ringgit Malaysia [RM] equivalent of the nominal value of up to USD 150,000,000 senior Unsecured Guaranteed Bonds [Bonds] to be issued by CIMB Bank (L) Limited to TPG, on the issue date of the Bonds, divided by the initial exercise price of MYR 10.00, based on the average spot exchange rate of USD to MYR as specified MYRFIX1 over 15 consecutive business days ending on
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

the 3rd business day prior to the date of issue of the Warrants, subject to the provisions of a deed poll constituting the Warrants to be executed by the Company [Deed Poll], the salient terms as specified; ii) issue and allot from time to time such appropriate number of new ordinary shares of MYR 1.00 each in the capital of the Company following the exercise of the Warrants [new BCHB Shares] and that such new BCHB Shares shall, upon allotment and issue, rank pari passu in all respects with the then existing ordinary shares of the Company, save and except that the new BCHB Shares shall not be entitled to any dividends, rights, allotments and/or other distributions, the entitlement date of which is prior to the allotment of the new BCHB Shares; iii) to issue and allot such additional Warrants as a result from any adjustments made under the provisions of the Deed Poll [Additional Warrants] and to further issue and allot new BCHB Shares following the exercise of such additional warrants and that such new BCHB Shares shall, upon issue and allotment, rank pari passu in all respects with the then existing ordinary shares of the Company, save and except that the new BCHB Shares shall not be entitled to any dividends, rights, allotments and/or other distributions, the entitlement date of which is prior to the allotment of the new BCHB Shares; and iv) to do all such acts and execute all such documents, deeds or agreements as may be required to give effect to the proposed warrants issue with full power to assent to any conditions, modifications, amendments and variations as may be imposed/permitted by the relevant authorities and/or as the Directors may be deem fit or expedient in the best interest of the Company

BUMIPUTRA-COMMERCE HOLDINGS BHD

Security:	Y1002C102	Meeting Type:	AGM
Ticker:		Meeting Date:	08-May-2009
ISIN:	MYL1023OO000	Agenda Number:	701904371

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Adopt the audited financial statements for the FYE 31 DEC 2008 and the reports of the Directors and Auditors thereon	Mgmt	For	For
2.	Re-elect Tan Sri Dato’ Seri Haidar Mohamed Nor as a Director who retires in accordance with Article 76 of the Company’s Articles of Association	Mgmt	For	For
3.	Re-elect Dato’ Hamzah Bakar as a Director who retires in accordance with Article 76 of the Company’s Articles of Association	Mgmt	For	For
4.	Re-elect Dato’ Zainal Abidin Putih as a Director who retires in accordance with Article 76 of the Company’s Articles of Association	Mgmt	For	For
5.	Approve the payment of Directors’ fees amounting to MYR 90,000 per Director in respect of the FYE 31 DEC 2008	Mgmt	For	For
6.	Re-appoint PricewaterhouseCoopers as the Auditors of the Company for the FYE 31 DEC 2009 and authorize the Board of Directors to fix their remuneration	Mgmt	For	For
	Transact any other business	Non-Voting		*
7.
Authorize the Directors, pursuant to Section 132D of the Companies Act, 1965, to issue shares in the Company at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares to be issued does not exceed 10% of the issued share capital of the Company for the time being, subject always to the approval of all the relevant regulatory bodies
		Mgmt	For	For
8.
Authorize the Directors of the Company, subject to the Companies Act, 1965 [as may be amended, modified or re-enacted from time to time], the Company’s Memorandum and Articles of Association and the requirements of the Bursa Malaysia Securities Berhad [Bursa Securities] and approvals of all relevant governmental and/or regulatory authorities, to purchase such number of ordinary
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

shares of MYR 1.00 each in the Company [Proposed Share Buy-Back] as may be determined by the Board of Directors of the Company from time to time through Bursa Securities upon such terms and conditions as the Board of Directors may deem fit and expedient in the interest of the Company provided that the aggregate number of ordinary shares purchased and/or held pursuant to this resolution does not exceed 10% of the total issued and paid-up share capital of the Company at any point in time and an amount not exceeding the total retained profits of approximately MYR 2,080.20 million and/or share premium account of approximately MYR 6,027.86 million of the Company based on the Audited financial statements for the FYE 31 DEC 2008 be allocated by the Company for the Proposed Share Buy-Back and that the ordinary shares of the Company to be purchased are proposed to be cancelled and/or retained as treasury shares and subsequently be cancelled, distributed as dividends or re-sold on Bursa Securities and authorize the Board of Directors of the Company, to do all acts and things to give effect to the Proposed Share Buy-Back and that such authority shall commence immediately upon passing of this ordinary resolution; [Authority expires at the earlier of the conclusion of the next AGM of BCHB in 2010 or within which the next AGM after that date is required by law to be held] but not so as to prejudice the completion of purchase(s) by the Company before the aforesaid expiry date and, in any event, in accordance with the provisions of the guidelines issued by Bursa Securities and/or any other relevant authorities

CAFE DE CORAL HOLDINGS LTD

Security:	G1744V103	Meeting Type:	AGM
Ticker:		Meeting Date:	17-Sep-2008
ISIN:	BMG1744V1037	Agenda Number:	701668696

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the audited accounts and the reports of the Directors and the Auditors for the YE 31 MAR 2008	Mgmt	For	For
2.	Declare a final dividend	Mgmt	For	For
3.I	Re-elect Mr. Lo Hoi Kwong, Sunny as a Director	Mgmt	For	For
3.II	Re-elect Mr. Lo Tang Seong, Victor as a Director	Mgmt	For	For
3.III	Re-elect Mr. Hui Tung Wah, Samuel as a Director	Mgmt	For	For
3.IV	Re-elect Mr. Choi Ngai Min, Michael as a Director	Mgmt	For	For
3.V	Authorize the Board of Directors to fix their remuneration	Mgmt	For	For
4.	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Mgmt	For	For
5.
Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding the aggregate of a) 20% of the aggregate nominal amount of the issued share capital of the Company; plus b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the issued share capital], otherwise than pursuant to: a) a rights issue; or b) the exercise of subscription or conversion rights under the terms of any warrants and securities; or c) the exercise of options or similar arrangement; or d) any scrip dividend or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is required by the Bye-Laws of the Company or any applicable laws to be held]
		Mgmt	For	For
6.
Authorize the Directors of the Company, during the relevant period, to purchase its shares, subject to and in accordance with all applicable laws and requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited, not exceeding 10% of the aggregate nominal amount of the shares
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

of the Company in issue at the date of passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is required by the Bye-Laws of the Company or any applicable laws to be held]

7.
Approve, conditional upon the passing of the Resolutions 5 and 6, to extend the general mandate granted to the Directors of the Company [pursuant to Resolution 5 or otherwise] and for the time being in force to exercise the powers of the Company to allot shares by an amount representing the aggregate nominal amount of the share capital repurchased by the Company under the authority granted by the Resolution 6
		Mgmt	For	For
CHEUNG KONG HLDGS LTD

Security:	Y13213106	Meeting Type:	AGM
Ticker:		Meeting Date:	21-May-2009
ISIN:	HK0001000014	Agenda Number:	701902175

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF “ABSTAIN” WILL BE TREATED THE SAME AS A “TAKE NO ACTION” VOTE.	Non-Voting		*
1.	Receive the audited financial statements, the report of the Directors and the Independent Auditor’s report for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend	Mgmt	For	For
3.1	Elect Mr. Kam Hing Lam as a Director	Mgmt	For	For
3.2	Elect Ms. Woo Chia Ching, Grace as a Director	Mgmt	For	For
3.3	Elect Mr. Fok Kin-ning, Canning as a Director	Mgmt	For	For
3.4	Elect Mr. Frank John Sixt as a Director	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.5	Elect Mr. George Colin Magnus as a Director	Mgmt	For	For
3.6	Elect Mr. Kwok Tun-li, Stanley as a Director	Mgmt	For	For
3.7	Elect Ms. Hung Siu-lin, Katherine as a Director	Mgmt	For	For
4.	Appoint Messrs. Deloitte Touche Tohmatsu as the Auditor and authorize the Directors to fix their remuneration	Mgmt	For	For
5.1
Authorize the Directors to issue and dispose of additional shares not exceeding 20% of the existing issued share capital of the Company at the date of this resolution until the next AGM [Relevant Period], such mandate to include the granting of offers or options [including bonds and debentures convertible into shares of the Company] which might be exercisable or convertible during or after the relevant period
		Mgmt	For	For
5.2
Authorize the Directors during the relevant period to repurchase shares of HKD 0.50 each in the capital of the Company in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited or of any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of this Resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held]
		Mgmt	For	For
5.3
Approve to extend the general mandate granted to the Directors to issue and dispose of additional shares pursuant to Resolution 5.1 by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 5.2, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of the said resolution
		Mgmt	For	For
	PLEASE NOTE THAT EUROCLEAR DOES NOT OFFER ANY	Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
VOTING SERVICES ON THIS ISSUE. THANK YOU.

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
CHEUNG KONG INFRASTRUCTURE HLDGS LTD

Security:	G2098R102	Meeting Type:	AGM
Ticker:		Meeting Date:	14-May-2009
ISIN:	BMG2098R1025	Agenda Number:	701886559

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR AGAINST” FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive the audited financial statements, the report of the Directors and the Independent Auditor’s report for the YE 31st DEC 2008	Mgmt	For	For
2.	Declare the final dividend	Mgmt	For	For
3.1	Elect Mr. Li Tzar Kuoi, Victor as a Director	Mgmt	For	For
3.2	Elect Mr. Fok Kin Ning, Canning as a Director	Mgmt	For	For
3.3	Elect Mr. Tso Kai Sum as a Director	Mgmt	For	For
3.4	Elect Mr. Cheong Ying Chew, Henry as a Director	Mgmt	For	For
3.5	Elect Mr. Barrie Cook as a Director	Mgmt	For	For
4.	Appoint Messrs. Deloitte Touche Tohmatsu as the Auditor and authorize the Directors to fix their remuneration	Mgmt	For	For
5.1	Authorize the Directors to issue and dispose of additional shares not exceeding 20% of the existing issued share capital of the Company at the date of the resolution until the next	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

AGM [Relevant Period], such mandate to include the granting of offers or options [including bonds and debentures convertible into shares of the Company] which might be exercisable or convertible during or after the relevant period

5.2
Authorize the Directors to repurchase shares of HKD 1.00 in the capital of the Company during the relevant period, subject to and in accordance with all applicable laws and requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited or any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held]
		Mgmt	For	For
5.3
Authorize the Directors to issue and dispose of additional shares pursuant to Resolution 5[1] by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Ordinary Resolution 5[2], provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of the said resolution
		Mgmt	For	For
6.1
Authorize the Directors of the Company, acting together, individually or by committee to approve the acquisition of the bonds, notes, commercial paper or other similar debt instruments issued by Connected Issuers [as specified] pursuant to the master agreement dated 03 APR 2009 and made between the Company and Hutchison Whampoa Limited setting out the basis upon which the Company or its subsidiaries may acquire the Connected Debt Securities issued by the connected issuers, copy of which have been produced to this meeting marked “A” and signed by the Chairman of this meeting for identification purpose subject to the limitations set as specified
		Mgmt	For	For
6.2	Authorize the Directors to acquire Connected Debt Securities generally and unconditionally	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

approve i]the aggregate gross purchase price of Connected Debt Securities of a particular issue to be acquired, after deducting any net sale proceeds of Connected Debt Securities sold, by the Company and its subsidiaries [the “Group”] [“Net Connected Debt Securities Position”] during the Relevant Period pursuant to the approval in paragraph [a] above shall not exceed 20% of the aggregate value of the subject issue and all outstanding Connected Debt Securities of the same issuer with the same maturity or shorter maturities; ii] the Net Connected Debt Securities Position of the Group at any time during the relevant period shall not exceed: [a] HKD 2.2 billion or [b] 20% of the aggregate “net liquid assets” of the Group which is accounted for and consolidated in the accounts of the Company as at 31 DEC 2008 or if different, 20% of the Company’s “unaudited consolidated net liquid assets” as at the last day of the immediately preceding calendar quarter [the “Reference Date”], whichever is the lower; for this purpose, “net liquid assets” shall mean the aggregate value of cash, deposits and marketable securities [including for the avoidance of doubt any Connected Debt Securities held at the time] and the Company’s “unaudited consolidated net liquid assets” as at the reference date shall mean the aggregate value of the cash, deposits and marketable securities [including for the avoidance of doubt any Connected Debt Securities held at the time all valued at their respective fair market values as at such date] held by the Group which is accounted for and consolidated in the accounts of the Company as at the reference date less the aggregate value of any such assets which are subject to pledges or other encumbrances as at the reference date; [iii] the Connected Debt Securities shall be [a] listed for trading on a recognised exchange, [b] offered to qualified institutional buyers in reliance on Rule 144A under the U.S. Securities Act of 1933, as amended, [c] offered to persons outside the United States in reliance on Regulation S under the U.S. Securities Act of 1933, or [d] offered pursuant to an issue where the aggregate value of such issue and all other outstanding Connected Debt Securities of the same issuer is no less than USD 500 million or its equivalent in other currencies

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

permitted under [vi] below, and in all cases the Connected Debt Securities shall be acquired by the Group only on normal commercial terms arrived at after arm’s length negotiations; iv] the Connected Debt Securities shall be of at least investment grade or its equivalent; v] the Connected Debt Securities shall not include zero coupon instruments or instruments with any imbedded option, right to convert into or exchange for any form of equity interest or derivative; vi] the Connected Debt Securities shall be issued in any of the following currencies, Hong Kong Dollars, the United States Dollars, Canadian Dollars or such other currency as the Directors who have no material interest in the proposed acquisition of Connected Debt Securities consider in their reasonable opinion as posing a risk acceptable to the Group having regard to the Groups assets and businesses from time to time vii] the Connected Debt Securities shall have maturity not in excess of 15 years; [Authority expires the earlier of the conclusion of the next AGM of the Company ]

CHI MEI OPTOELECTRONICS CORP

Security:	Y1371T108	Meeting Type:	AGM
Ticker:		Meeting Date:	19-Jun-2009
ISIN:	TW0003009007	Agenda Number:	701977590

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
A.1	To report the 2008 business operations	Non-Voting		*
A.2	To report the 2008 audited reports	Non-Voting		*
A.3	To report the status of the local secured corporate bonds	Non-Voting		*
A.4	To report the status of buyback treasury stock	Non-Voting		*
A.5	To report the status of Merger with Chi Hsin Electronics Corp [unlisted]	Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
A.6	To report the indirect Investment in People’s Republic of China	Non-Voting		*
A.7	To report the establishment for the Rules of the Board Meeting	Non-Voting		*
B.1	Approve the 2008 business reports and financial statements	Mgmt	For	For
B.2	Approve the distribution of 2008 profit or offsetting deficit	Mgmt	For	For
B.3	Approve to revise the procedures of monetary loans	Mgmt	Abstain	Against
B.4	Approve to revise the procedures of endorsement and guarantee	Mgmt	Abstain	Against
B.5	Approve to revise the procedures of trading derivatives	Mgmt	Abstain	Against
B.6	Approve to revise the Articles of Incorporation	Mgmt	Abstain	Against
B.7	Extraordinary motions	Mgmt	For	Against
CHINA CITIC BANK CORPORATION LTD, BEIJING

Security:	Y1434M116	Meeting Type:	AGM
Ticker:		Meeting Date:	29-Jun-2009
ISIN:	CNE1000001Q4	Agenda Number:	701958386

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the report of the Board of Directors of the Company for the year 2008	Mgmt	For	For
2.	Approve the report of the Board of Supervisors of the Company for the year 2008	Mgmt	For	For
3.	Approve the annual report of the Company for the year 2008	Mgmt	For	For
4.	Approve the financial report of the Company for the year 2008	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
5.	Approve the Profit Distribution Plan of the Company for the year 2008	Mgmt	For	For
6.	Approve the Financial Budget Plan of the Company for the year 2009	Mgmt	For	For
7.	Approve the resolution on engagement of accounting firms and their service fees for the year 2009	Mgmt	For	For
8.1	Re-elect Mr. Kong Dan as a Director of the bank	Mgmt	For	For
8.2	Re-elect Mr. Chang Zhenming as a Director of the bank	Mgmt	For	For
8.3	Re-elect Dr. Chen Xiaoxian as a Director of the bank	Mgmt	For	For
8.4	Re-elect Mr. Dou Jianzhong as a Director of the bank	Mgmt	For	For
8.5	Re-elect Mr. Ju Weimin as a Director of the bank	Mgmt	For	For
8.6	Re-elect Mr. Zhang Jijing as a Director of the bank	Mgmt	For	For
8.7	Re-elect Mr. Wu Beiying as a Director of the bank	Mgmt	For	For
8.8	Re-elect Ms. Chan Hui Dor Lam Doreen as a Director of the bank	Mgmt	For	For
8.9	Re-elect Mr. Guo Ketong as a Director of the bank	Mgmt	For	For
8.10	Re-elect Mr. Jose Ignacio Goirigolzarri as a Director of the bank	Mgmt	For	For
8.11	Elect Mr. Jose Andres Barreiro Hernandez as a Director of the bank	Mgmt	For	For
8.12	Re-elect Dr. Bai Chong-En as a Director of the bank	Mgmt	For	For
8.13	Re-elect Dr. Ai Hongde as a Director of the bank	Mgmt	For	For
8.14	Re-elect Dr. Xie Rong as a Director of the bank	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
8.15	Re-elect Mr. Wang Xiangfei as a Director of the bank	Mgmt	For	For
8.16	Re-elect Mr. Li Zheping as a Director of the bank	Mgmt	For	For
9.1	Re-elect Mr. Wang Chuan as a Supervisor of the bank	Mgmt	For	For
9.2	Re-elect Mr. Wang Shuanlin as a Supervisor of the bank	Mgmt	For	For
9.3	Re-elect Ms. Zhuang Yumin as a Supervisor of the bank	Mgmt	For	For
9.4	Re-elect Ms. Luo Xiaoyuan as a Supervisor of the bank	Mgmt	For	For
9.5	Re-elect Mr. Zheng Xuexue as a Supervisor of the bank	Mgmt	For	For
10.	Approve the proposed acquisition of a 70.32% interest in CITIC International Financial Holdings Limited by the Bank from Gloryshare Investments Limited	Mgmt	For	For
S.1	Approve the amendments to the Articles of Association	Mgmt	For	For
CHINA COAL ENERGY CO LTD

Security:	Y1434L100	Meeting Type:	AGM
Ticker:		Meeting Date:	26-Jun-2009
ISIN:	CNE100000528	Agenda Number:	701903420

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the 2008 report of the Board of Directors of the Company [the Board of Directors]	Mgmt	For	For
2.	Approve the 2008 report of the Supervisory Committee of the Company [the Supervisory Committee]	Mgmt	For	For
3.	Approve the report of the Auditors and the Company’s audited financial statements for the YE 31 DEC 2008	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
4.	Approve the Profit Distribution Plan for the year 2008 as recommended by the Board of Directors and authorize the Board of Directors to implement such proposal	Mgmt	For	For
5.	Approve the Company’s 2009 capital expenditure budget	Mgmt	For	For
6.	Approve the 2009 emoluments of the Directors and the Supervisors of the Company	Mgmt	For	For
7.
Re-appoint PricewaterhouseCoopers Zhong Tian CPAs Limited Company, as the Company’s Domestic Auditor and PricewaterhouseCoopers, Certified Public Accountants, as the Company’s International Auditor for the FY of 2009 and authorize the Board of Directors to determine their respective remunerations
		Mgmt	For	For
S.8	Approve the proposed amendments to the Articles of Association of the Company, as specified	Mgmt	For	For
CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEIJING

Security:	Y1436A102	Meeting Type:	EGM
Ticker:		Meeting Date:	14-Nov-2008
ISIN:	CNE1000002G3	Agenda Number:	701720244

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Approve and ratify the 2008 Supplemental Agreement [in respect of the extension of the Non-exempt Connected Transactions to 31 DEC 2010] with China Telecommunications Corporation as specified and the transactions contemplated there under and authorize any Director of the Company to do all such further acts and things and execute such further documents and take all such steps which in their opinion may be necessary, desirable or expedient to implement and/or give effect to the terms of such agreement
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
2.
Approve and ratify the proposed new annual caps for each of the Engineering Framework Agreement, Ancillary Telecommunications Services Framework Agreement, Operation Support Services Framework Agreement, and IT Application Services Framework Agreement with China Telecommunications Corporation for the 3 YE 31 DEC 2008, 2009 and 2010, as specified
		Mgmt	For	For
CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEIJING

Security:	Y1436A102	Meeting Type:	AGM
Ticker:		Meeting Date:	09-Jun-2009
ISIN:	CNE1000002G3	Agenda Number:	701921632

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.
Approve the consolidated financial statements of the Company, the report of the Directors, the report of the Supervisory Committee and the report of the International Auditors for the YE 31 DEC 2008, and authorize the Board of Directors of the Company [the Board] to prepare the budget of the Company for the year 2009
		Mgmt	For	For
2.	Approve the profit distribution proposal and the declaration and the payment of a final dividend for the YE 31 DEC 2008	Mgmt	For	For
3.
Re-appoint KPMG and KPMG Huazhen as the International Auditors and the Domestic Auditors of the Company, respectively for the YE 31 DEC 2009 and authorize the Board to fix the remuneration of the Auditors
		Mgmt	For	For
	Other business	Non-Voting		*
S.4	Authorize the Board, during the relevant period, to allot, issue and deal with additional shares of the Company and to make or grant offers,	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.4
agreements and options which might require the exercise of such powers and the amount of additional domestic Shares or overseas-listed foreign invested shares [H Shares] [as the case may be] allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued and dealt with either separately or concurrently by the Board pursuant to the approval in this resolution, otherwise than pursuant to: i) a rights issue [as specified]; or ii) any scrip dividend or similar arrangement providing for the allotment of Shares in lieu of the whole or part of a dividend on Shares in accordance with the Articles of Association of the Company shall not exceed 20% of each of the Company’s existing domestic Shares and H Shares [as the case may be] in issue at the date of passing this resolution; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the 12 months period]

S.5
Authorize the Board to increase the registered capital of the Company to reflect the issue of shares in the Company authorized under Resolution S.4, and to make such appropriate and necessary amendments to the Articles of Association of the Company as they think fit to reflect such increases in the registered capital of the Company and to take any other action and complete any formality required to effect such increase of the registered capital of the Company
		Mgmt	For	For
CHINA INS INTL HLDGS CO LTD

Security:	Y1456Z128	Meeting Type:	EGM
Ticker:		Meeting Date:	09-Dec-2008
ISIN:	HK0966037878	Agenda Number:	701770302

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR “AGAINST” ONLY FOR RESOLUTION 1. THANK YOU.	Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Approve and ratify the Joint Bidding Agreement and the Supplemental Agreement [as specified], and the transactions contemplated there under and the implementation thereof; and authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts, matters, and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Joint Bidding Agreement and the Supplemental Agreement, and all other transactions and other matters contemplated under or ancillary to the Joint Bidding Agreement and the Supplemental Agreement, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Joint Bidding Agreement and the Supplemental Agreement, which in their opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
		Mgmt	For	For
CHINA LIFE INS CO LTD

Security:	Y1477R204	Meeting Type:	AGM
Ticker:		Meeting Date:	25-May-2009
ISIN:	CNE1000002L3	Agenda Number:	701893807

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and approve the report of the Board of Directors of the Company for the year 2008	Mgmt	For	For
2.	Receive and approve the report of the Supervisory Committee of the Company for the year 2008	Mgmt	For	For
3.	Receive and approve the audited financial statements of the Company and the Auditor’s report for the YE 31 DEC 2008	Mgmt	For	For
4.	Approve the profit distribution and cash dividend distribution plan of the Company for the year 2008	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
5.	Approve the remuneration of Directors and Supervisors of the Company	Mgmt	For	For
6.
Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public Accountants Company Limited, Certified Public Accountants, and PricewaterhouseCoopers, Certified Public Accountants, respectively, as the PRC Auditor and International Auditor of the Company for the year 2009 and authorize the Board of Directors to determine their remuneration
		Mgmt	For	For
7.1	Elect Mr. Yang Chao as an Executive Director of the third session of Board	Mgmt	For	For
7.2	Elect Mr. Wan Feng as an Executive Director of the third session of Board	Mgmt	For	For
7.3	Elect Mr. Lin Dairen as an Executive Director of the third session of Board	Mgmt	For	For
7.4	Elect Ms. Liu Yingqi as an Executive Director of the third session of Board	Mgmt	For	For
7.5	Elect Mr. Miao Jianmin as an Non-executive Director of the third session of Board	Mgmt	For	For
7.6	Elect Mr. Shi Guoqing as an Non-executive Director of the third session of Board	Mgmt	For	For
7.7	Elect Ms. Zhuang Zuojin as an Non-executive Director of the third session of Board	Mgmt	For	For
7.8	Elect Mr. Sun Shuyi as an Independent Non-executive Director of the third session of Board	Mgmt	For	For
7.9	Elect Mr. Ma Yongwei as an Independent Non-executive Director of the third session of Board	Mgmt	For	For
7.10	Elect Mr. Sun Changji as an Independent Non-executive Director of the third session of Board	Mgmt	For	For
7.11	Elect Mr. Bruce Douglas Moore as an Independent Non-executive Director of the third session of Board	Mgmt	For	For
8.1	Elect Ms. Xia Zhihua as the non-employee representative Supervisor of the third session of Supervisory Committee	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
8.2	Elect Mr. Shi Xiangming as the non-employee representative Supervisor of the third session of Supervisory Committee	Mgmt	For	For
8.3	Elect Mr. Tian Hui as the non-employee representative Supervisor of the third session of Supervisory Committee	Mgmt	For	For
9.	Approve the resolution on the renewal of liability insurance for the Directors and senior Management Officers	Mgmt	For	For
10.	Receive to review the duty report of the Independent Directors for the year 2008	Non-Voting		*
11.	Receive the report on the status of connected transactions and execution of connected transaction management system of the Company for the year 2008	Non-Voting		*
S.12
Amend the Articles 07, 23, 24, 42, 60, 68, 69, 71, 81, 86, 91, 92, 100, 125, 141, 145, 146, 149, 156, 203, 212, 211, 226, 229, 233, 237, 238, 240, 241, 242, 243, 249, 250 of the Articles of Association as specified; and authorize the Chairman of the Board of Directors and its attorney to make further amendments which in its opinion may be necessary, desirable and expedient in accordance with the applicable laws and regulations, and as may be required by China Insurance Regulatory Commission [“CIRC”] and other relevant authorities
		Mgmt	For	For
S.13
Amend the procedural rules for the shareholders’ general meetings of the Company as specified and authorize the Chairman of the Board of Directors and its attorney to make further amendments which in his opinion may be necessary and desirable in accordance with the requirements of relevant regulatory authorities and the stock exchange at the place where the Company is listed from time to time during the process of the Company’s application for approval; the amended procedural rules for the shareholders’ general meetings as appendix to the Articles of Association shall come into effect following the relevant approvals from CIRC are obtained
		Mgmt	For	For
S.14	Amend the procedural rules for the Board of Directors Meetings of the Company as specified	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

and authorize the Chairman of the Board of Directors and its attorney to make further amendments which in his opinion may be necessary and desirable in accordance with the requirements of relevant regulatory authorities and the stock exchange at the place where the Company is listed from time to time during the process of the Company’s application for approval; the amended procedural rules for the Board of Directors Meetings as appendix to the Articles of Association shall come into effect following the relevant approvals from CIRC are obtained

S.15
Amend the procedural rules for the Supervisory Committee Meetings of the Company as specified and authorize the chairperson of the Supervisory Committee and its attorney to make further amendments which in his opinion may be necessary and desirable in accordance with the requirements of relevant regulatory authorities and the stock exchange at the place where the Company is listed during the process of the Company’s application to the relevant authority for approval; the amended procedural rules for the Supervisory Committee Meetings as appendix to the Articles of Association shall come into effect following the relevant approvals from CIRC are obtained
		Mgmt	For	For
S.16
Authorize the Board of Directors of the Company to determine if the Company shall allot, issue and deal with domestic shares and overseas listed foreign shares [“H Shares”] independently or concurrently, according to the market conditions and the needs of the Company, provided that the respective number of shares shall not exceed 20% of the domestic shares or H Shares of the Company in issue on the date of the passing of this special resolution; however, notwithstanding the granting of the general mandate to the Board of Directors, any issue of new domestic shares would require another shareholders’ approval at a shareholders’ meeting in accordance with the relevant PRC laws and regulations; [authority expires until the earlier of the conclusion of the next AGM of the Company; the expiration of the 12 month period of the passing of this resolution]
		Mgmt	For	For

CHINA LIFE INSURANCE CO LTD

Security:	Y1477R204	Meeting Type:	EGM
Ticker:		Meeting Date:	27-Oct-2008
ISIN:	CNE1000002L3	Agenda Number:	701705557

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.A	Appoint Mr. Miao Jianmin as a Non-executive Director of the Company	Mgmt	For	For
1.B	Appoint Mr. Lin Dairen as an Executive Director of the Company	Mgmt	For	For
1.C	Appoint Ms. Liu Yingqi as an Executive Director of the Company	Mgmt	For	For
S.2
Amend the Articles 6, 15, 16, 35, 49, 54, 56, 57, 59, 62, 64, 66, 69, 72, 74, 75, 76, 77, 80, 86, 97, 98, 99, 89, 101, 102, 103, 104, 105, 106, 107, 109, 114, 115, 126, 127, 128, 129, 130, 131, 132, 134, 135, 136, 137, 138, 139, 140, 154, 121, 123, 162, 165, 166, 170, 178, 179, 199, 156, 158, 159, 167, 213, 192, 193, 200, 201, 202, the heading of Chapter 25 of the Original Articles notice shall be amended as notice, communication or other written documents, 204, 251, 258, 259 of Association of the Company as specified and authorize the Board of Directors to make further amendments which in its opinion may be necessary, desirable and expedient in accordance with the applicable Laws and regulations, and as may be required by CIRC and other relevant authorities; the amended Articles of Association as specified to in this special resolution shall come into effect the relevant approvals from CIRC are obtained
		Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*

CHINA MOBILE LTD

Security:	Y14965100	Meeting Type:	AGM
Ticker:		Meeting Date:	19-May-2009
ISIN:	HK0941009539	Agenda Number:	701878401

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL THE RESOLUTIONS.THANK YOU.	Non-Voting		*
1.	Receive the audited financial statements and the reports of the Directors and the Auditors of the Company and its subsidiaries for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend for the YE 31 DEC 2008	Mgmt	For	For
3.1	Re-elect Mr. Wang Jianzhou as a Director	Mgmt	For	For
3.2	Re-elect Mr. Zhang Chunjiang as a Director	Mgmt	For	For
3.3	Re-elect Mr. Sha Yuejia as a Director	Mgmt	For	For
3.4	Re-elect Mr. Liu Aili as a Director	Mgmt	For	For
3.5	Re-elect Mr. Xu Long as a Director	Mgmt	For	For
3.6	Re-elect Mr. Moses Cheng Mo Chi as a Director	Mgmt	For	For
3.7	Re-elect Mr. Nicholas Jonathan Read as a Director	Mgmt	For	For
4.	Re-appoint Messrs. KPMG as the Auditors and to authorize the Directors to fix their remuneration	Mgmt	For	For
5.
Authorize the Directors during the relevant period of all the powers of the Company to purchase shares of HKD 0.10 each in the capital of the Company including any form of depositary receipt representing the right to receive such shares [Shares]; and the aggregate nominal amount of shares which may be purchased on The Stock Exchange of Hong Kong Limited or any other stock exchange on which securities
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

of the Company may be listed and which is recognized for this purpose by the Securities and Futures Commission of Hong Kong and The Stock Exchange of Hong Kong Limited shall not exceed or represent more than 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of period within which the next AGM of the Company is required by law to be held]

6.
Authorize the Directors to exercise full powers of the Company to allot, issue and deal with additional shares in the Company [including the making and granting of offers, agreements and options which might require shares to be allotted, whether during the continuance of such mandate or thereafter] provided that, otherwise than pursuant to (i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares; (ii) the exercise of options granted under any share option scheme adopted by the Company; (iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend in accordance with the Articles of Association of the Company, the aggregate nominal amount of the shares allotted shall not exceed the aggregate of: (a) 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, plus (b) [if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution]; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of period within which the next AGM of the Company is required by law to be held]
		Mgmt	For	For
7.	Authorize the Directors of the Company to exercise the powers of the Company referred to in the	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
resolution as specified in item 6 in the notice of this meeting in respect of the share capital of the Company as specified
CHINA NATIONAL MATERIALS CO LTD

Security:	Y15048104	Meeting Type:	EGM
Ticker:		Meeting Date:	09-Dec-2008
ISIN:	CNE100000874	Agenda Number:	701742050

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Approve and ratify the Acquisition Agreement dated 10 OCT 2008 [the Acquisition Agreement] made between the Company and Ningxia Gongying Investment Limited Company [Gongying] in relation to the Company’s proposed acquisition from Gongying of approximately 30.4% of equity interests in Ningxia Building Materials Group Company Limited [NBM], as specified ; the capital increase agreement dated 10 OCT 2008 [the Capital Increase Agreement] made between the Company, Gongying and China National Materials Group Corporation [the Parent] in relation to the proposed capital contribution of RMB 570,000,000 to NBM by the Company, as specified; and all transactions contemplated under or incidental to the Acquisition Agreement and the Capital Increase Agreement and all actions taken or to be taken by the Company pursuant to or in connection with the Acquisition Agreement and the Capital Increase Agreement; and authorize any one Director of the Company for and on behalf of the Company to, within 1 year from the date of this Resolution, do all such acts and things, to sign and execute all such other documents, deeds, instruments and agreements [the Ancillary Documents] and to take such steps as he may consider necessary, appropriate, desirable and expedient to give effect to or in connection with the Acquisition Agreement and the Capital Increase Agreement or any transactions contemplated thereunder and all other matters incidental thereto including to make applications to CSRC for the granting
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

of the Waiver [as specified] and all related matters thereto, and to agree to any amendments to any of the terms of the Acquisition Agreement and the Capital Increase Agreement and the Ancillary Documents which in the opinion of any one Director of the Company is in the interests of the Company

2.
Approve and ratify, the guarantee to be provided by the Company in favour of China Development Bank in relation to a loan facility of up to a maximum amount of RMB 1,400,000,000 to be made available to Taishan Fibreglass Inc., a wholly-owned subsidiary of the Company, for a guaranteed amount of RMB 1,400,000,000 [the Guarantee], as specified and all transactions contemplated under or incidental to the Guarantee and all actions taken or to be taken by the Company pursuant to or in connection with the Guarantee; and authorize any one Director of the Company for and on behalf of the Company to do all such acts and things, to sign and execute all such other documents, deeds, instruments and agreements [the Guarantee Documents] and to take such steps as he may consider necessary, appropriate, desirable and expedient to give effect to or in connection with the Guarantee or any transactions contemplated thereunder and all other matters incidental thereto, and to agree to any amendments to any of the terms of the Guarantee Documents which in the opinion of any one Director of the Company is in the interests of the Company
		Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
CHINA NATIONAL MATERIALS CO LTD

Security:	Y15048104	Meeting Type:	EGM
Ticker:		Meeting Date:	16-Dec-2008
ISIN:	CNE100000874	Agenda Number:	701757099

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	“PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR “AGAINST” ONLY FOR RESOLUTIONS 1, 2 AND 3. THANK YOU.”	Non-Voting		*
1.
Approve the Private Shares Placement and Assets Purchase Agreement dated 10 OCT 2008 entered in between Sinoma International Engineering Co, Limited, a subsidiary of the Company, and Tianjin Zhongtian Technology Development Co, Limited [the Equity Purchase Agreement] and the transactions contemplated thereunder
		Mgmt	For	For
2.
Approve the Compensation Agreement dated 10 OCT 2008 entered in between Sinoma International Engineering Co, Limited, a subsidiary of the Company, and Tianjin Zhongtian Technology Development Co, Limited [the Compensation Agreement] and the transactions contemplated thereunder
		Mgmt	For	For
3.
Authorize the Board of Directors of the Company to do all such acts and things, to sign and execute all such other documents, deeds and instruments, to make applications to the relevant regulatory authorities and to take such steps as they may consider necessary, appropriate, expedient and in the interest of the Company to give effect to and in connection with any transactions contemplated under the Equity Purchase Agreement and the Compensation Agreement
		Mgmt	For	For
CHINA NATIONAL MATERIALS CO LTD

Security:	Y15048104	Meeting Type:	EGM
Ticker:		Meeting Date:	16-Dec-2008
ISIN:	CNE100000874	Agenda Number:	701757114

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR “AGAINST” FOR RESOLUTIONS	Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1 and 2. THANK YOU.
1.
Approve: the appointment of Shinewing Certified Public Accountants as the PRC Auditors of the Company for the YE 31 DEC 2008, and to authorize the Audit Committee of the Board of Directors, comprising Messrs. Mr. Zhang Qiusheng, Mr. Zhang Lailiang and Mr. Liu Zhijiang, all being Directors of the Company, and to determine their remuneration
		Mgmt	For	For
2.
Approve: the appointment of Shinewing [HK] CPA Limited as the International Auditors of the Company in substitution of PricewaterhouseCoopers for the YE 31 DEC 2008, and to authorize the Audit Committee of the Board of Directors, comprising Messrs. Mr. Zhang Qiusheng, Mr. Zhang Lailiang and Mr. Liu Zhijiang, all being Directors of the Company, and to determine their remuneration
		Mgmt	For	For
CHINA OILFIELD SVCS LTD

Security:	Y15002101	Meeting Type:	EGM
Ticker:		Meeting Date:	29-Dec-2008
ISIN:	CNE1000002P4	Agenda Number:	701776013

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ ONLY FOR RESOLUTION 1. THANK YOU.	Non-Voting		*
S.1
Approve that, the issue of Domestic Corporate Bonds in the PRC [subject to the approval of the CSRC and the conditions of the bonds market in the PRC]: as specified; authorize the Board, to deal with matters relating to the issue of the Domestic Corporate Bonds the Board; to deal with all matters in connection with the issue of the Domestic Corporate Bonds in the PRC, including but not limited to the following: [i] so far as permitted by laws and regulations, implement specific plan for the issue of the
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Domestic Corporate Bonds and make amendments and adjustments to the terms of the issue according to market conditions and the conditions of the Company, including but not limited to the timing of issue, issue size, issue price, maturity, whether to issue in tranches and their respective size and maturity, coupon rate and method of determination, conditions for redemption or repurchase, credit rating arrangements, guarantees, other terms of the bonds and all other matters relating to the issue of the Domestic Corporate Bonds; [ii] take all necessary and ancillary actions relating to the issue of the Domestic Corporate Bonds, including but not limited to appointing intermediaries for the proposed issue of the Domestic Corporate Bonds, making underwriting arrangements and applying to the relevant PRC regulatory authorities the issue of the Domestic Corporate Bonds, obtaining approval from the relevant PRC regulatory authorities, appointing a trustee for the proposed issue of the Domestic Corporate Bonds, executing trust and custodian agreements and stipulating rules for bondholders meeting and arranging for other issues and liquidity matters; [iii] take all necessary actions to determine and make arrangements for all matters relating to the proposed issue and listing of the Domestic Corporate Bonds, including negotiating, approving, authorizing, executing, amending and completing relevant legal documents, agreements, contracts relating to the issue and listing of the Domestic Corporate Bonds and make appropriate disclosure, and insofar as the Board shall have taken any actions for the foregoing matters, to approve, confirm and ratify the same; [iv] should the polices of the PRC regulatory authorities in relation to the issue of the Domestic Corporate Bonds change or the market conditions change, save for those matters requiring resolutions by the Shareholders in general meetings as stipulated by the relevant laws, regulations and the Articles of Association, to amend the specific plan for the issue of the Domestic Corporate Bonds based on the feedback [if any] from the relevant PRC regulatory authorities or to exercise discretion to delay or suspend the issue of the Domestic Corporate Bonds; [v] deal with any matters relating to the issue and listing of the Domestic Corporate Bonds

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

pursuant to the relevant rules of the relevant domestic stock exchange[s]; and [vi] in the occurrence of an event of expected inability to repay principals and interests of the Domestic Corporate Bonds as scheduled or inability to repay principals and interest of the Domestic Corporate Bonds when they become due, to decide the following measures to secure the Company’s ability to repay the Domestic Corporate Bonds, including but not limited to: [a] no dividends will be distributed to Shareholders; [b] suspension of capital expenditure, such as material external investments, mergers and acquisitions; [c] reduction or suspension of salary and bonus of the Directors and senior management of the Company; and [d] no key officers will be allowed to leave Company. The authority granted to the Board to deal with the above matters will take effect from the date of the passing of such resolution at the EGM

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
CHINA PETROLEUM & CHEMICAL CORPORATION

Security:	16941R108	Meeting Type:	Annual
Ticker:	SNP	Meeting Date:	22-May-2009
ISIN:	US16941R1086	Agenda Number:	933084496

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
O1	TO CONSIDER AND APPROVE THE REPORT OF THE THIRD SESSION OF THE BOARD OF DIRECTORS OF SINOPEC CORP. (INCLUDING THE REPORT OF THE BOARD OF DIRECTORS OF SINOPEC CORP. FOR THE YEAR 2008).	Mgmt	Abstain	*
O2	TO CONSIDER AND APPROVE THE REPORT OF THE THIRD SESSION OF THE SUPERVISORY COMMITTEE OF SINOPEC CORP. (INCLUDING THE REPORT OF THE SUPERVISORY COMMITTEE OF SINOPEC CORP. FOR THE YEAR 2008).	Mgmt	Abstain	*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
O3	TO CONSIDER AND APPROVE THE AUDITED ACCOUNTS AND AUDITED CONSOLIDATED ACCOUNTS OF SINOPEC CORP. FOR THE YEAR ENDED 31 DECEMBER 2008.	Mgmt	Abstain	*
O4	TO CONSIDER AND APPROVE THE PLAN FOR ALLOCATING ANY SURPLUS COMMON RESERVE FUNDS AT AMOUNT OF RMB20 BILLION FROM THE AFTER-TAX PROFITS.	Mgmt	Abstain	*
O5	TO CONSIDER AND APPROVE THE PROFIT DISTRIBUTION PLAN FOR THE YEAR ENDED 31 DECEMBER 2008.	Mgmt	Abstain	*
O6
TO CONSIDER AND APPROVE THE RE-APPOINTMENT OF KPMG HUAZHEN AND KPMG AS THE DOMESTIC AND OVERSEAS AUDITORS OF SINOPEC CORP. FOR THE YEAR 2009, RESPECTIVELY, AND TO AUTHORIZE THE BOARD OF DIRECTORS TO DETERMINE THEIR REMUNERATIONS.
		Mgmt	Abstain	*
O7	TO AUTHORISE THE BOARD OF DIRECTORS TO DETERMINE THE INTERIM PROFIT DISTRIBUTION PLAN OF SINOPEC CORP. FOR 2009.	Mgmt	Abstain	*
O8	DIRECTOR SU SHULIN WANG TIANPU ZHANG YAOCANG ZHANG JIANHUA WANG ZHIGANG CAI XIYOU CAO YAOFENG LI CHUNGUANG DAI HOULIANG LIU YUN LIU ZHONGLI YE QING LI DESHUI XIE ZHONGYU CHEN XIAOJIN	Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt	Withheld Withheld Withheld Withheld Withheld Withheld Withheld Withheld Withheld Withheld Withheld Withheld Withheld Withheld Withheld	Against Against Against Against Against Against Against Against Against Against Against Against Against Against Against
O9A	ELECTION OF SUPERVISOR ASSUMED BY NON-REPRESENTATIVES OF THE EMPLOYEES OF THE FOURTH SESSION OF THE SUPERVISORY COMMITTEE OF SINOPEC CORP.: WANG ZUORAN	Mgmt	Abstain	*
O9B	ELECTION OF SUPERVISOR ASSUMED BY NON-REPRESENTATIVES OF THE EMPLOYEES OF THE FOURTH SESSION OF THE SUPERVISORY COMMITTEE OF SINOPEC CORP.: ZHANG YOUCAI	Mgmt	Abstain	*
O9C	ELECTION OF SUPERVISOR ASSUMED BY NON-REPRESENTATIVES	Mgmt	Abstain	*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
OF THE EMPLOYEES OF THE FOURTH SESSION OF THE SUPERVISORY COMMITTEE OF SINOPEC CORP.: GENG LIMIN
O9D	ELECTION OF SUPERVISOR ASSUMED BY NON-REPRESENTATIVES OF THE EMPLOYEES OF THE FOURTH SESSION OF THE SUPERVISORY COMMITTEE OF SINOPEC CORP.: ZOU HUIPING	Mgmt	Abstain	*
O9E	ELECTION OF SUPERVISOR ASSUMED BY NON-REPRESENTATIVES OF THE EMPLOYEES OF THE FOURTH SESSION OF THE SUPERVISORY COMMITTEE OF SINOPEC CORP.: LI YONGGUI	Mgmt	Abstain	*
O10
TO CONSIDER AND APPROVE THE SERVICE CONTRACTS BETWEEN SINOPEC CORP. AND DIRECTORS OF THE FOURTH SESSION OF THE BOARD DIRECTORS AND SUPERVISORS OF THE FOURTH SESSION OF THE SUPERVISORY COMMITTEE (INCLUDING EMOLUMENTS PROVISIONS).
		Mgmt	Abstain	*
O11
TO AUTHORISE THE SECRETARY TO THE BOARD OF DIRECTORS TO, ON BEHALF OF SINOPEC CORP., DEAL WITH ALL APPLICATIONS, APPROVAL, REGISTRATIONS, DISCLOSURE AND FILINGS IN RELATION TO THE REELECTION OF DIRECTORS AND SUPERVISORS.
		Mgmt	Abstain	*
S12	TO APPROVE THE PROPOSED AMENDMENTS TO THE ARTICLES OF ASSOCIATION AND ITS APPENDICES OF SINOPEC CORP.	Mgmt	Abstain	*
S13
TO AUTHORISE THE SECRETARY TO THE BOARD OF DIRECTORS OF SINOPEC CORP. TO, ON BEHALF OF SINOPEC CORP., DEAL WITH ALL APPLICATIONS, APPROVAL, REGISTRATIONS AND FILING RELEVANT TO THE PROPOSED AMENDMENTS TO THE ARTICLES OF ASSOCIATION AND ITS APPENDICES.
		Mgmt	Abstain	*
S14	TO AUTHORISE THE BOARD OF DIRECTORS OF SINOPEC CORP. TO DETERMINE THE PROPOSED PLAN FOR ISSUANCE OF DEBT FINANCING INSTRUMENT(S), AS SET FORTH ON THE COMPANY’S NOTICE OF MEETING ENCLOSED HEREWITH.	Mgmt	Abstain	*
S15	TO GRANT TO THE BOARD OF DIRECTORS OF SINOPEC CORP. A GENERAL MANDATE TO ISSUE NEW SHARES, AS SET FORTH ON THE COMPANY’S NOTICE OF MEETING ENCLOSED HEREWITH.	Mgmt	Abstain	*

CHINA RESOURCES LAND LTD

Security:	G2108Y105	Meeting Type:	AGM
Ticker:		Meeting Date:	03-Jun-2009
ISIN:	KYG2108Y1052	Agenda Number:	701928890

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive the audited financial statements and the Directors’ report and the Independent Auditor’s report for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend	Mgmt	For	For
3.1	Re-elect Mr. Wang Yin as a Director	Mgmt	For	For
3.2	Re-elect Mr. Yan Biao as a Director	Mgmt	For	For
3.3	Re-elect Mr. Ding Jiemin as a Director	Mgmt	For	For
3.4	Re-elect Mr. Ho Hin Ngai as a Director	Mgmt	For	For
3.5	Re-elect Mr. Yan Y Andrew as a Director	Mgmt	For	For
3.6	Re-elect Mr. Wan Kam To, Peter as a Director	Mgmt	For	For
3.7	Approve to fix the remuneration of the Directors	Mgmt	For	For
4.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Mgmt	For	For
5.
Authorize the Directors of the Company, subject to this resolution, to repurchase shares of HKD 0.10 each in the capital of the Company on the Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other Stock Exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

or of any other Stock Exchange as amended from time to time, generally and unconditionally; the aggregate nominal amount of shares of the Company which the Directors of the Company are authorized to repurchase pursuant to this resolution shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of this resolution and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

6.
Authorize the Directors of the Company, subject to this resolution, to allot, issue and deal with additional shares of HKD 0.10 each in the capital of the Company and to make or grant offers, agreements and options [including bonds, warrants and debentures convertible into shares of the Company] which would or might require the exercise of such power be and generally and unconditionally to make or grant offers, agreements and options [including bonds, warrants and debentures convertible into shares of the Company] which would or might require the exercise of such power after the end of the relevant period; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] and issued by the Directors of the Company pursuant to this resolution, otherwise than i) a rights issue [as specified]; ii) an issue of shares under any option scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company; iii) an issue of shares upon the exercise of the subscription or conversion rights under the terms of any warrants or any securities of the Company which are convertible into shares of the Company; or iv) an issue of shares as scrip dividends pursuant to the Articles of Association of the Company from time to time, shall not exceed 20% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
the period within which the next AGM of the Company is required by Law to be held]
7.
Authorize the Directors of the Company, subject to the passing of the Resolution 5 and 6 as specified in this meeting, to allot, issue and deal with additional shares pursuant to Resolution 6 as specified in this meeting be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of shares in the capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 5 as specified in this meeting, provided that such amount of shares so repurchased shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of the said resolution
		Mgmt	For	For
CHINA RESOURCES POWER HOLDINGS CO LTD

Security:	Y1503A100	Meeting Type:	EGM
Ticker:		Meeting Date:	02-Jul-2008
ISIN:	HK0836012952	Agenda Number:	701629151

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Approve and ratify the execution of the sale and purchase agreement [the CRL Acquisition Agreement] dated 20 MAY 2008 between China Resources Power Project Service Company Limited and China Resources Company Limited in relation to the acquisition of 60% equity interest of China Resources Power [Jiangsu] Investment Company Limited for a consideration of RMB 1,433,000,000 [a copy of the CRL Acquisition Agreement has been produced to the meeting and marked A and initialed by the Chairman of the meeting for identification], and the transactions contemplated thereunder; and authorize any one or more of the Directors of the Company to sign or execute such other documents or supplemental agreements or deeds on behalf of the Company and to do all such things and
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

take all such actions as he may consider necessary or desirable for the purpose of giving effect to the CRL Acquisition Agreement and completing the transactions contemplated thereunder with such changes as any such
Director(s) may consider necessary, desirable or expedient

CHINA UNICOM (HONG KONG) LTD

Security:	Y1519S111	Meeting Type:	EGM
Ticker:		Meeting Date:	14-Jan-2009
ISIN:	HK0000049939	Agenda Number:	701790481

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “IN FAVOR” OR “AGAINST” FOR RESOLUTION 1. THANK YOU.	Non-Voting		*
1.
Approve and ratify, the transfer agreement dated 16 DEC 2008 [the Transfer Agreement] entered into between China United Network Communications Corporation Limited [Unicom China] and China United Telecommunications Corporation Limited [Unicom A Share Company] relating to the transfer of all of the rights and obligations of Unicom A Share Company under the Acquisition Agreement [as specified to the shareholders of the Company dated 22 DEC 2008, of which this Notice forms part] to Unicom China; authorize the Directors of the Company, acting together, individually or by Committee, to execute all such documents and/or to do all such acts on behalf of the Company as they may consider necessary, desirable or expedient for the purpose of, or in connection with, the implementation and completion of the Transfer Agreement and the transactions contemplated therein
		Mgmt	For	For
CHINA UNICOM LTD

Security:	Y15125100	Meeting Type:	EGM
Ticker:		Meeting Date:	16-Sep-2008
ISIN:	HK0762009410	Agenda Number:	701674459

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Approve and ratify the agreement dated 27 JUL 2008 [the CDMA Business Disposal Agreement] entered into between the Company, China Unicom Corporation Limited [CUCL] and China Telecom Corporation Limited [Telecom] relating to the CDMA Business Disposal [as defined in the circular to the shareholders of the Company dated 01 AUG 2008 [the Circular], of which this Notice forms part], a copy of which has been produced to this Meeting marked A and signed by the Chairman of this Meeting for identification purposes and authorize the Directors of the Company, acting together, individually or by committee, to execute all such documents and/or to do all such acts on behalf of the Company as they may consider necessary, desirable or expedient for the purpose of, or in connection with, the implementation and completion of the CDMA Business Disposal Agreement and the transactions contemplated therein
		Mgmt	For	For
2.
Approve and ratify the transfer agreement dated 27 JUL 2008 [the Transfer Agreement] entered into between China United Telecommunications Corporation Limited [Unicom A Share Company] and CUCL relating to the transfer of the rights and obligations of Unicom A Share Company under the Option Waiver and Lease Termination Agreement [as defined in the Circular] to CUCL, a copy of each of the Option Waiver and Lease Termination Agreement and the Transfer Agreement have been produced to this Meeting marked B and C, respectively, and signed by the Chairman of this Meeting for identification purposes, and authorize the Directors of the Company, acting together, individually or by committee, to execute all such documents and/or to do all such acts on behalf of the Company as they may consider necessary, desirable or expedient for the purpose of, or in connection with, the implementation and completion of the Transfer Agreement and
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
the transactions contemplated therein

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
CHINA UNICOM LTD

Security:	Y15125100	Meeting Type:	EGM
Ticker:		Meeting Date:	16-Sep-2008
ISIN:	HK0762009410	Agenda Number:	701682521

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.A
Amend the Articles of Association of the Company by adding a new Article 13A immediately after Article 13 as specified; and authorize the Directors of the Company, acting together, individually or by committee, or the company secretary of the Company to execute all such documents and/or to do all such acts on behalf of the Company which, in his/her/its opinion, may be necessary, appropriate, desirable or expedient to implement and/or give effect to the amendment as specified in this resolution
		Mgmt	Abstain	Against
B.
Approve, the acquisition of the entire issued share capital of China Netcom Group Corporation [Hong Kong] Limited [Netcom], including the Netcom shares underlying the American Depositary Shares issued by Citibank, N.A., each of which represents the ownership of 20 Netcom shares, to be effected by way of a scheme of arrangement under Section 166 of the Companies Ordinance, Chapter 32 of the Laws of Hong Kong, on and subject to the terms and conditions set out in the scheme of arrangement [the Scheme], as specified, with any modification thereof or addition thereto or condition approved or imposed by the High Court of the Hong Kong Special Administrative Region, and on and subject to the terms and conditions set out in the
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

circular to the shareholders of the Company dated 15 AUG 2008 [the Circular]; [ii] conditional upon the Scheme becoming effective in accordance with its terms, the proposal by the Company to the holders of the outstanding options granted by Netcom [the Netcom Options] pursuant to the share option scheme adopted by Netcom on 30 SEP 2004, as amended from time to time, for the cancellation of their outstanding Netcom Options in consideration of the grant by the Company of new options pursuant to the Special Purpose Unicom Share Option Scheme [as specified]; [iii] conditional upon the Scheme becoming effective in accordance with its terms, the allotment and issue of up to 10,292,150,457 new shares of the Company to those persons so entitled pursuant to the Scheme; [iv] conditional upon the Scheme becoming effective and The Stock Exchange of Hong Kong Limited granting approval for the listing of, and permission to deal in, the shares of the Company to be issued upon the exercise of options granted under the Special Purpose Unicom Share Option Scheme [as specified], the adoption of a new share option scheme of the Company [the Special Purpose Unicom Share Option Scheme], the rules of which are contained in the document which has been produced to this Meeting marked II and for the purposes of identification signed by the Chairman of this Meeting; and (v) authorize the Directors of the Company, acting together, individually or by committee, to execute all such documents and/or to do all such acts, which, in the opinion of the directors of the Company, may be necessary, appropriate, desirable or expedient to implement and/or give effect to the transactions set out in this resolution and to agree to any variation, amendment, supplement or waiver of the matters relating thereto as are, in the opinion of the Directors of the Company, in the interests of the Company, to the extent such variation, amendment, supplement or waiver does not constitute a material change to the material terms of the transactions set out in this resolution

C.	Approve, that subject to the passing of Resolution B and conditional upon the Scheme becoming effective in accordance with its terms, [i] the Framework Agreement for Engineering and	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Information Technology Services dated 12 AUG 2008 [as specified]; [ii] the continuing connected transactions contemplated under the Engineering and Information Technology Services Agreement 2008-2010 and the Framework Agreement for Engineering and Information Technology Services, as specified headed New Continuing Connected Transactions in the section headed Letter from the Board in the Circular, together with the relevant annual caps; and (iii) authorize the Directors of the Company, acting together, individually or by committee to execute all such documents and/or to do all such acts on behalf of the Company which, in the opinion of the Directors of the Company, may be necessary, appropriate, desirable or expedient to implement and/or give effect to the Framework Agreement for Engineering and Information Technology Services and the continuing connected transactions set out in this resolution

D.
Approve, that subject to the passing of Resolution B and conditional upon the Scheme becoming effective in accordance with its terms, the continuing connected transactions contemplated under the Domestic Interconnection Settlement Agreement 2008-2010, as specified headed New Continuing Connected Transactions in the section headed Letter from the Board in the Circular, and for which continuing connected transactions no annual caps have been proposed; and authorize the Directors of the Company, acting together, individually or by committee to execute all such documents and/or to do all such acts on behalf of the Company which, in the opinion of the Directors of the Company, may be necessary, appropriate, desirable or expedient to implement and/or give effect to the continuing connected transactions set out in this resolution
		Mgmt	For	For
E.
Approve, that subject to the passing of Resolution B and conditional upon the Scheme becoming effective in accordance with its terms, the continuing connected transactions contemplated under the International Long Distance Voice Services Settlement Agreement 2008-2010 as specified headed New Continuing Connected Transactions in the section headed Letter from the Board in the Circular, and for which continuing connected transactions no annual caps have been proposed;
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

and authorize the Directors of the Company, acting together, individually or by committee to execute all such documents and/or to do all such acts on behalf of the Company which, in the opinion of the Directors of the Company, may be necessary, appropriate, desirable or expedient to implement and/or give effect to the continuing connected transactions set out in this resolution

F.
Approve, that subject to the passing of Resolution B and conditional upon the Scheme becoming effective in accordance with its terms, [i] the Framework Agreement for Interconnection Settlement dated 12 AUG 2008 [as specified]; [ii] the continuing connected transactions contemplated under the Framework Agreement for Interconnection Settlement as specified headed New Continuing Connected Transactions in the section headed Letter from the Board in the Circular, and for which continuing connected transactions no annual caps have been proposed; and (iii) authorize the Directors of the Company, acting together, individually or by committee to execute all such documents and/or to do all such acts on behalf of the Company which, in the opinion of the Directors of the Company, may be necessary, appropriate, desirable or expedient to implement and/or give effect to the Framework Agreement for Interconnection Settlement and the continuing connected transactions set out in this resolution
		Mgmt	For	For
G.
Approve, that subject to the passing of Resolution B and conditional upon the Scheme becoming effective in accordance with its terms, [i] the transfer agreement between China United Telecommunications Corporation Limited, the Company and China Netcom [Group] Company Limited dated 12 AUG2008 [as specified]; (ii) the continuing connected transactions relating to the supply of telephone cards, interconnection arrangements, provision of international telecommunications network gateway, provision of operator-based value-added services, provision of value-added telecommunications services, provision of 10010/10011 customer services and provision of agency services, as specified headed New Continuing Connected Transactions in the section headed Letter from the Board in the Circular, and for which continuing
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

connected transactions no annual caps have been proposed; and (iii) authorize the Directors of the Company, acting together, individually or by committee to execute all such documents and/or to do all such acts on behalf of the Company, which, in the opinion of the Directors of the Company, may be necessary, appropriate, desirable or expedient to implement and/or give effect to the transfer agreement and the continuing connected transactions set out in this resolution

S.H
Approve, that subject to the passing of Resolution B and conditional upon the Scheme becoming effective in accordance with its terms, the name of the Company be changed from China Unicom Limited to China Unicom [Hong Kong] Limited with effect from the date on which the Scheme becomes effective; and authorize the Directors of the Company, acting together, individually or by committee, or the company secretary of the Company to execute all such documents and/or to do all such acts on behalf of the Company which, in his/her/its opinion, may be necessary, appropriate, desirable or expedient to implement and/or give effect to the change of the Company s name set out in this resolution
		Mgmt	For	For
CHINA VANKE CO LTD

Security:	Y77421108	Meeting Type:	AGM
Ticker:		Meeting Date:	10-Apr-2009
ISIN:	CNE0000008Q1	Agenda Number:	701839182

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive the 2008 working report of the Board of Directors	Mgmt	For	For
2.	Receive the 2008 working report of the Independent Directors	Mgmt	For	For
3.	Receive the 2008 working report of the Supervisory Committee	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
4.	Receive the 2008 annual report and its abstract and audited financial report	Mgmt	For	For
5.
Approve the 2008 profit distribution plan: cash dividend/10 shares [tax included]: CNY 0.50, the bonus issue from profit [share/10 shares]: None, the bonus issue from capital reserve [share/10 shares]: None
		Mgmt	For	For
6.	Appoint the Company’s audit firm for 2009	Mgmt	For	For
7.	Amend the Company’s Articles of Association	Mgmt	For	For
8.	Receive the report of the participation in post-disaster reconstruction in Sichuan	Mgmt	For	For
CHUNGHWA TELECOM CO LTD

Security:	Y1613J108	Meeting Type:	AGM
Ticker:		Meeting Date:	19-Jun-2009
ISIN:	TW0002412004	Agenda Number:	701970700

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
A.1	To report the 2008 business operations	Non-Voting		*
A.2	To report the 2008 audited reports	Non-Voting		*
A.3	To report the special earnings and capital reserves report according to the Article 17 Clause 1 of the guidelines for acquisition or disposal of asset by the Public Companies	Non-Voting		*
B.1	Approve the 2008 business reports and financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution, proposed cash dividend: TWD 3.83 per share	Mgmt	For	For
B.3	Approve to revise the Articles of Incorporation	Mgmt	Abstain	Against
B.4	Approve the issuance of new shares from capital reserves, proposed bonus issue: 100 for 1,000	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
shares held
B.5	Approve the proposal of capital reduction	Mgmt	For	For
B.6	Approve to revise the procedures of asset acquisition or disposal	Mgmt	Abstain	Against
B.7	Approve to revise the procedures of monetary loans	Mgmt	Abstain	Against
B.8	Approve to revise the procedures of endorsements and guarantee	Mgmt	Abstain	Against
B.9	Extraordinary motions	Mgmt	For	Against
CNPC HONG KONG LTD

Security:	G2237F100	Meeting Type:	SGM
Ticker:		Meeting Date:	12-Feb-2009
ISIN:	BMG2237F1005	Agenda Number:	701802212

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting		*
1.
Approve, the transactions contemplated under the Xinjiang Xinjie Tranche A Agreement [as specified] and authorize any one Director [if execution under the common seal of the Company is required, any two Directors] of the Company for and on behalf of the Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or agreements, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Xinjiang Xinjie Tranche A Acquisition [as specified]
		Mgmt	For	For
2.	Approve, the transactions contemplated under each of the Xinjiang Xinjie Tranches B, C and D Agreements [as specified] and authorize any one Director [if execution under the common	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

seal of the Company is required, any two Directors] of the Company for and on behalf of the Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or agreements, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Xinjiang Xinjie Tranches B, C and D Acquisitions [as specified]

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
CNPC HONG KONG LTD

Security:	G2237F100	Meeting Type:	SGM
Ticker:		Meeting Date:	24-Mar-2009
ISIN:	BMG2237F1005	Agenda Number:	701837796

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR RESOLUTIONS ‘1’ AND ‘2’. THANK YOU.	Non-Voting		*
1.
Approve the transactions contemplated under the Huayou Capital Injection Agreement; and authorize any 1 Director [if execution under the common seal of the Company is required, any 2 Directors] of the Company for and on behalf of the Company is sign, and where required, to affix the common seal of the Company to any documents, instruments or agreement, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Huayou Capital Injection
		Mgmt	For	For
2.
Approve the continuing connected transactions between the Group and the CNPC Group regarding [a] the provision of products and services by the CNPC Group to the Group under the PSAs, the Master Agreement and for the avoidance
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

of doubt including those under the Second Supplemental Agreement but excluding the Oil and Gas Products; [b] purchase of the Group’s share of crude oil by the CNPC Group; and [c] purchase of the Oil and Gas Products by the Group; approve the proposal annual caps in respect of the continuing connected transactions mentioned in Resolution 2[i] above for each of the 3 FYE 31 DEC 2011 as specified; and authorize any 1 Director [if execution under the common seal of the Company is required, any 2 Directors] of the Company be and is/are hereby authorized for and on behalf of the Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or agreements, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Continuing Connected Transactions

CNPC HONG KONG LTD

Security:	G2237F100	Meeting Type:	AGM
Ticker:		Meeting Date:	12-May-2009
ISIN:	BMG2237F1005	Agenda Number:	701889757

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “IN FAVOR” OR “AGAINST” FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive and adopt the financial statements and the reports of the Directors and of the Auditors for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend of HKD 0.15 per share	Mgmt	For	For
3.a	Re-elect Mr. Li Hualin as a Director	Mgmt	For	For
3.b	Authorize the Directors to fix the remuneration of the Directors	Mgmt	For	For
4.	Appoint PricewaterhouseCoopers as the Auditors	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
for the ensuing year in place of the retiring Auditors PricewaterhouseCoopers and to authorize the Directors to fix their remuneration
5.
Authorize the Directors of the Company to purchase shares of HKD 0.01 each in the capital of the Company be and is hereby generally and unconditionally approved; the total nominal amount of the shares to be purchased shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company is required by the Bye-laws of the Company or any applicable law of Bermuda to be held]
		Mgmt	For	For
6.
Grant authority to the Directors of the Company an unconditional general mandate to allot, issue and deal with additional shares in the capital of the Company, and to make or grant offers, agreements and options in respect thereof, subject to the following conditions: such mandate shall not extend beyond the relevant period save that the Directors may during the relevant period [as defined in this resolution] make or grant offers, agreements and options which might require the exercise of such powers after the end of the relevant period; approve the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors otherwise than pursuant to a rights issue [as defined in this resolution] or the Company’s Executive Share Option Scheme [the Share Option Scheme], shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution; such mandate shall be additional to the authority to be given to the directors to grant options under the Share Option Scheme and, at any time, to allot and issue additional shares in the capital of the Company arising from the exercise of subscription rights under such options; [Authority expires earlier at the conclusion of the next AGM of the Company is required by the Bye-laws of the Company or any applicable law of Bermuda to be held]
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
7.
Authorize the Company, to issue, allot and dispose of shares pursuant to resolution 6 above and extended by the addition to the total nominal amount of share capital and any shares which may be issued, allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to such general mandate an amount representing the total nominal amount of shares in the capital of the Company which has been purchased by the Company since the granting of such general mandate pursuant to Resolution 5 above, provided that such amount shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of this resolution
		Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN RECORD DATE AND MEETING DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
CNPC HONG KONG LTD

Security:	G2237F100	Meeting Type:	AGM
Ticker:		Meeting Date:	14-May-2009
ISIN:	BMG2237F1005	Agenda Number:	701938562

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive and adopt the financial statements and the reports of the Directors and of the Auditors for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend of HKD 0.15 per share	Mgmt	For	For
3.a	Re-elect Mr. Li Hualin as a Director	Mgmt	For	For
3.b	Authorize the Directors to fix the remuneration of the Directors	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
4.	Appoint PricewaterhouseCoopers as the Auditors for the ensuing year in place of the retiring Auditors PricewaterhouseCoopers and authorize the Directors to fix their remuneration	Mgmt	For	For
5.
Authorize the Directors of the Company to purchase shares of HKD 0.01 each in the capital of the Company be and is hereby generally and unconditionally approved; the total nominal amount of the shares to be purchased shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company is required by the Bye-laws of the Company or any applicable Law of Bermuda to be held]
		Mgmt	For	For
6.
Authorize the Directors of the Company an unconditional general mandate to allot, issue and deal with additional shares in the capital of the Company, and to make or grant offers, agreements and options in respect thereof, subject to the following conditions: such mandate shall not extend beyond the relevant period save that the Directors may during the relevant period [as defined in this resolution] make or grant offers, agreements and options which might require the exercise of such powers after the end of the relevant period; approve the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors otherwise than pursuant to a rights issue [as defined in this resolution] or the Company’s Executive Share Option Scheme [the Share Option Scheme], shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution; such mandate shall be additional to the authority to be given to the directors to grant options under the Share Option Scheme and, at any time, to allot and issue additional shares in the capital of the Company arising from the exercise of subscription rights under such options; [Authority expires earlier at the conclusion of the next AGM of the Company is required by the Bye-laws of the Company or any applicable
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
Law of Bermuda to be held]
7.
Authorize the Directors Company, to issue, allot and dispose of shares pursuant to resolution 6 above and extended by the addition to the total nominal amount of share capital and any shares which may be issued, allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to such general mandate an amount representing the total nominal amount of shares in the capital of the Company which has been purchased by the Company since the granting of such general mandate pursuant to Resolution 5 above, provided that such amount shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of this resolution
		Mgmt	For	For
COSCO INTERNATIONAL HOLDINGS LIMITED

Security:	G8114Z101	Meeting Type:	AGM
Ticker:		Meeting Date:	02-Jun-2009
ISIN:	BMG8114Z1014	Agenda Number:	701930631

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “IN FAVOR” OR “AGAINST” ONLY FOR RESOLUTIONS 1 TO 5. THANK YOU.	Non-Voting		*
1.	Receive and consider the audited financial statements for the YE 31 DEC 2008 together with the Directors’ report and the Independent Auditor’s report thereon	Mgmt	For	For
2.	Declare final dividend [with scrip option] for the year ended 31 DEC 2008	Mgmt	For	For
3.a	Re-elect Mr. Zhang Fusheng as a Director of the Company	Mgmt	For	For
3.B	Re-elect Mr. Wang Futian as a Director of the Company	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.C	Re-elect Mr. Li Jianhong as a Director of the Company	Mgmt	For	For
3.D	Re-elect Mr. Jia Lianjun as a Director of the Company	Mgmt	For	For
3.E	Re-elect Mr. Wang Xiaoming as a Director of the Company	Mgmt	For	For
3.F	Re-elect Mr. Liang Yanfeng as a Director of the Company	Mgmt	For	For
3.G	Re-elect Mr. Meng Qinghui as a Director of the Company	Mgmt	For	For
3.H	Re-elect Mr. Chen Xuewen as a Director of the Company	Mgmt	For	For
3.I	Re-elect Mr. Wang Xiaodong as a Director of the Company	Mgmt	For	For
3.J	Re-elect Mr. Lin Wenjin as a Director of the Company	Mgmt	For	For
3.K	Re-elect Mr. Kwong Che Keung, Gordon as a Director of the Company	Mgmt	For	For
3.L	Re-elect Mr. Tsui Yiu Wa, Alec as a Director of the Company	Mgmt	For	For
3.M	Re-elect Mr. Jiang, Simon X. as a Director of the Company	Mgmt	For	For
3.N	Authorize the Directors of the Company to fix their remuneration	Mgmt	For	For
4.	Re-appoint Auditor of the Company and authorize the Directors of the Company to fix the remuneration of the auditor of the Company	Mgmt	For	For
5.A
Authorize the Directors of the Company to repurchase shares of HKD 0.1 each in the Company during the relevant period, on the Stock Exchange of Hong Kong Limited [Stock Exchange] or any other Stock Exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission and the Stock Exchange for this purpose, subject to an subject to and in accordance with all applicable laws and requirements of the Rules
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Governing the Listing of Securities on the Stock Exchange or of any other Stock Exchange as amended form time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye-Laws of the Company or any applicable laws to held]

5.B
Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options [including warrants, bonds, debentures, notes and other securities which carry rights to subscribe for or any convertible into shares of the Company] during and after the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the issued share capital of the Company; otherwise than pursuant to a) a Rights Issue or b) the exercise of subscription or conversion rights under the terms of any warrants and securities or c) the exercise of options or similar arrangement or d) any scrip dividend or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is required by the Bye-Laws of the Company or any applicable Laws to be held]
		Mgmt	For	For
5.C
Approve, conditional upon the passing of Resolutions 5.A and 5.B, to extend the general mandate granted to the Directors to allot, issue and deal with the shares pursuant to Resolution 5.A, by an amount representing the aggregate nominal amount of the share capital repurchased pursuant to Resolution 5.B, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution
		Mgmt	For	For
CSE GLOBAL LTD

Security:	Y8346J107	Meeting Type:	AGM
Ticker:		Meeting Date:	29-Apr-2009
ISIN:	SG1G47869290	Agenda Number:	701898845

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the Directors’ report and the audited accounts of the Company for the YE 31 DEC 2008 together with the Auditors’ report thereon	Mgmt	For	For
2.	Declare a final dividend of 3 cents per ordinary shares[one-tier tax exempt] for the YE 31 DEC 2008	Mgmt	For	For
3.	Re-elect Mr. Lee Soo Hoon as a Director of the Company who retiring pursuant to Article 95 of the Articles of Association of the Company	Mgmt	For	For
4.	Re-elect Mr. Sin Boon Ann as a Director of the Company who retiring pursuant to Article 95 of the Articles of Association of the Company	Mgmt	For	For
5.	Approve the payment of Directors’ fees of SGD 229,000 for the YE 31 DEC 2008	Mgmt	For	For
6.	Re-appoint Ernst & Young LLP as the Auditors of the Company and to authorize the Directors of the Company to fix their remuneration	Mgmt	For	For
	Transact any other ordinary business	Non-Voting		*
DBS GROUP HOLDINGS LTD, SINGAPORE

Security:	Y20246107	Meeting Type:	AGM
Ticker:		Meeting Date:	08-Apr-2009
ISIN:	SG1L01001701	Agenda Number:	701851330

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and approve the Directors’ report and audited accounts for the YE 31 DEC 2008 and	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
the Auditors’ report thereon
2.	Declare a one-tier tax exempt final dividend of 14 cents per ordinary share, for the YE 31 DEC 2008	Mgmt	For	For
3.A	Approve to sanction the amount of SGD 1,475,281 proposed as Director’s fees for 2008	Mgmt	For	For
3.B	Approve to sanction the amount of SGD 2,000,000 proposed as special remuneration for Mr. Koh Boon Hwee for 2008	Mgmt	For	For
4.	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors of the Company and authorize the Directors to fix their remuneration	Mgmt	For	For
5.A	Re-elect Mr. Koh Boon Hwee as a Director, who are retiring under Article 95 of the Company’s Articles of Association	Mgmt	For	For
5.B	Re-elect Mr. Christopher Cheng Wai Chee as a Director, who are retiring under Article 95 of the Company’s Articles of Association	Mgmt	For	For
6.A	Re-elect Mr. Richard Daniel Stanley, as a Director, who are retiring under Article 101 of the Company’s Articles Association	Mgmt	For	For
6.B	Re-elect Ms. Euleen Goh Yiu Kiang, as a Director, who are retiring under Article 101 of the Company’s Articles Association	Mgmt	For	For
6.C	Re-elect Dr. Bart Joseph Broadman, as a Director, who are retiring under Article 101 of the Company’s Articles Association	Mgmt	For	For
7.	Re-appoint Mr. Andrew Robert Fowell Buxton as a Director pursuant to Section 153[6] of the Companies Act, Chapter 50, to hold office from the date of this AGM until the next AGM the Company	Mgmt	For	For
8.A
Authorize the Board of Directors of the Company to a] allot and issue from time to time such number of ordinary shares in the capital of the Company [DBSH ordinary shares] as may be required to be issued pursuant to the exercise of options under the DBSH share option plan; and b] offer and grant awards in accordance
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

with the provisions of the DBSH share plan and to allot and issue from time to time such number of DBSH ordinary shares as may be required to be issued pursuant to the vesting of awards under the DBSH share plan, provided always that the aggregate number of new DBSH ordinary shares to be issued pursuant to the exercise of options granted under the DBSH share option plan and the vesting of awards granted or to be granted under the DBSH share plan shall not exceed 7.5% of the total number of issued shares [excluding treasury shares] in the capital of the Company from time to time

8.B
Authorize the Directors of the Company to a] [i] issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or [ii] make or grant offers, agreements or options [collectively, “Instruments”] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and [b] [notwithstanding the authority conferred by this resolution may have ceased to be in force] issue shares in pursuance of any instrument made or granted by the Directors while this Resolution was in force, provided that [1] the aggregate number of shares to be issued pursuant to this resolution [including shares to be issued in pursuance of instruments made or granted pursuant to this Resolution] does not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with paragraph [2] below], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of instruments made or granted pursuant to this resolution] does not exceed 10% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with paragraph [2] below]; [2] [subject to such manner of calculation and adjustments as may be prescribed by the Singapore Exchange Securities Trading
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Limited [SGX-ST]] for the purpose of determining the aggregate number of shares that may be issued under paragraph [1] above, the percentage of issued shares shall be based on the total number of issued shares [excluding treasury shares] in the capital of the Company at the time this resolution is passed, after adjusting for [i] new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed; and [ii] any subsequent bonus issue, consolidation or subdivision of shares; [3] in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the listing manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of Association for the time being of the Company; [Authority expires at the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by Law to be held]

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
DBS GROUP HOLDINGS LTD, SINGAPORE

Security:	Y20246107	Meeting Type:	EGM
Ticker:		Meeting Date:	08-Apr-2009
ISIN:	SG1L01001701	Agenda Number:	701859576

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Authorize the Directors for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 [the Companies Act], to purchase or otherwise acquire issued ordinary shares in the capital of DBSH [ordinary shares] not
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

exceeding in aggregate the maximum percentage [as specified], at such price or prices as may be determined by the Directors from time to time up to the maximum price [as specified], whether by way of: [i] market purchase[s] on the Singapore Exchange Securities Trading Limited [SGX-ST] transacted through the Central Limit Order Book trading system and/or any other securities exchange on which the ordinary shares may for the time being be listed and quoted [Other Exchange]; and/or [ii] off-market purchase[s] [if effected otherwise than on the SGX-ST or, as the case may be, other exchange] in accordance with any equal access scheme[s] as may be determined or formulated by the Directors as they consider fit, which scheme[s] shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be, other exchange as may for the time being be applicable, [the share purchase mandate]; [Authority expires the earlier of the date on which the next AGM of DBSH is held and the date by which the next AGM of DBSH is required by law to be held]; and to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this resolution

2.
Approve, pursuant to Rule 14.1 of the rules of the DBSH Share Plan [the Plan] and further to the ordinary resolution passed by the Company in general meeting on 21 APR 2003, the extension of the duration of the Plan for a further period of 10 years from 18 SEP 2009 up to 17 SEP 2019; and amend the Rule 8.1 of the Plan as specified
		Mgmt	For	For
S.3	Amend the Articles of Association	Mgmt	Abstain	Against
4.
Authorize the Directors of the Company, contingent upon the passing of Resolution 3, pursuant to Section 161 of the Companies Act, to allot and issue from time to time such number of new ordinary shares, new NRPS [as specified] and new RPS [as specified] in the Company as may be required to be allotted and issued pursuant to the DBSH Scrip Dividend Scheme [as specified]
		Mgmt	For	For

DELTA ELECTRS INC

Security:	Y20263102	Meeting Type:	AGM
Ticker:		Meeting Date:	10-Jun-2009
ISIN:	TW0002308004	Agenda Number:	701979847

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 575230 DUE TO CHANGE IN VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
A.1	The 2008 business operations	Non-Voting		*
A.2	The 2008 financial statements	Non-Voting		*
A.3	The 2008 audited reports	Non-Voting		*
B.1	Approve the 2008 financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution; proposed cash dividend: TWD 3.5 per share	Mgmt	For	For
B.3	Approve to revise the procedures of monetary loans	Mgmt	Abstain	Against
B.4	Approve to revise the procedures of endorsement and guarantee	Mgmt	Abstain	Against
B.5	Approve the issuance of new shares from retained earnings; proposed stock dividend: 10 for 1,000 shares held; proposed bonus issue: 10 for 1,000 shares held	Mgmt	For	For
B.6	Approve to revise the Articles of Incorporation	Mgmt	Abstain	Against
B.7.1	Elect Mr. Yi-Chiang LO/ Shareholder No: 205026 as an Independent Director	Mgmt	For	For
B72.1	Elect Mr. Bruce Ch Cheng/Shareholder No: 1 as a Director	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
B72.2	Elect Mr. Yancey Hai/Shareholder No: 38010 as a Director	Mgmt	For	For
B72.3	Elect Mr. Mark Ko/Shareholder No: 15314 as a Director	Mgmt	For	For
B72.4	Elect Mr. Raymond Hsu/Shareholder No: 3 as a Director	Mgmt	For	For
B72.5	Elect Mr. Fred Chai-Yan Lee/Passport No: 057416787 as a Director	Mgmt	For	For
B72.6	Elect Mr. Ping Cheng/Shareholder No: 43 as a Director	Mgmt	For	For
B72.7	Elect Mr. Simon Chang/Shareholder No: 19 as a Director	Mgmt	For	For
B72.8	Elect Mr. Albert Chang/Shareholder No: 32 as a Director	Mgmt	For	For
B73.1	Elect Mr. E-Ying Hsieh/Shareholder No: 2 as a Supervisor	Mgmt	For	For
B73.2	Elect Mr. Chung-Hsing Huang/Id No: H101258606 as a Supervisor	Mgmt	For	For
B.8	Approve the proposal to release the prohibition on Directors from participation in competitive business	Mgmt	For	For
B.9	Extraordinary motions	Mgmt	For	Against
ESPRIT HLDGS LTD

Security:	G3122U145	Meeting Type:	AGM
Ticker:		Meeting Date:	11-Dec-2008
ISIN:	BMG3122U1457	Agenda Number:	701766264

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and approve the audited consolidated financial statements and the reports of the Directors and the Auditors of the Group for the YE 30 JUN 2008	Mgmt	For	For
2.	Approve a final dividend of 1.15 Hong Kong dollar per share for the YE 30 JUN 2008	Mgmt	For	For
3.	Approve a special dividend of 2.10 Hong Kong dollar per share for the YE 30 JUN 2008	Mgmt	For	For
4.I	Re-elect Mr. Thomas Johannes Grote as a Director	Mgmt	For	For
4.II	Re-elect Mr. Raymond Or Ching Fai as a Director	Mgmt	For	For
4.III	Re-elect Dr. Hans-Joachim Korber as a Director	Mgmt	For	For
4.IV	Authorize the Board to fix the Directors’ remuneration	Mgmt	For	For
5.	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Mgmt	For	For
6.	Authorize the Directors to purchase shares not exceeding 10% of the issued share capital of the Company	Mgmt	For	For
7.
Authorize the Directors, subject to restriction on discount and restriction on refreshment as specified, to issue, allot and deal with additional shares up to a maximum of 5% of the issued share capital of the Company, save in the case of an allotment for the purpose of an acquisition or where the consideration for such allotment is otherwise than wholly in cash, up to a maximum of 10% of the issued share capital of the Company as at the date of passing of this resolution
		Mgmt	For	For
8.	Authorize the Directors to issue shares in Resolution No. 7 by the number of shares repurchased under Resolution No. 6	Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*

EZRA HLDGS LTD

Security:	Y2401G108	Meeting Type:	AGM
Ticker:		Meeting Date:	23-Dec-2008
ISIN:	SG1O34912152	Agenda Number:	701781963

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the audited accounts and the Directors and the Auditors reports	Mgmt	For	For
2.	Re-elect Mr. Lee Kian Soo as a Director	Mgmt	For	For
3.	Re-elect Capt. Adarash Kumar A/L Chranji Lal Amarnath as a Director	Mgmt	For	For
4.	Re-elect Ms. Lee Cheow Ming Doris Damaris as a Director	Mgmt	For	For
5.	Re-elect Mr. Soon Hong Teck as a Director	Mgmt	For	For
6.	Approve the payment of Directors fees of SGD 3,36,000 for the FYE 31 AUG 2008	Mgmt	For	For
7.	Re-appoint Ernst and Young as the Company Auditors and authorize the Directors to fix their remuneration	Mgmt	For	For
8.	Grant authority to allot and issue shares up to 50% of issued share capital	Mgmt	For	For
9.	Grant authority to allot and issue shares under the Ezra Employees Share Option Scheme	Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION RECEIPT OF NON NUMBERED AND NON-VOTABLE RESOLUTION. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
	Transact any other business	Non-Voting		*

EZRA HLDGS LTD

Security:	Y2401G108	Meeting Type:	EGM
Ticker:		Meeting Date:	28-Jan-2009
ISIN:	SG1O34912152	Agenda Number:	701796534

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Authorize the Director of the Company for the purposes of the Companies Act [Chapter 50] of Singapore [the Companies Act], purchase or otherwise acquire the Shares [as specified] not exceeding in aggregate the Prescribed Limit [as hereafter defined], at such price(s) as may be determined by the Directors of the Company from time to time up to the Maximum Price [as hereafter defined], whether by way of on-market purchases [Market Purchase], transacted on the SGX-ST through Quest- ST, the new trading system of the SGX-ST which replaces the Central Limit Order Book [CLOB] trading system as of 07 JUL 2008 or, as the case may be, any other stock exchange on which the Shares may for the time being listed and quoted, through one or more duly licensed stockbrokers appointed by the Company for the purpose; and/or off-market purchases [Off-Market Purchase] effected pursuant to an equal access scheme [as defined in Section 76C of the Companies Act], [the Share Buyback Mandate] Shareholders are advised to note that they are waiving their rights to a general offer at the required price from the parties acting in concert, namely Lee Kian Soo, Lee Chye Tek Lionel, Goh Gaik Choo and Jit Sun Investments Pte Ltd, whose shareholdings in the Company add up to an aggregate of 35.98% of the Company as at 07 JAN 2009, by voting [on a poll taken] to approve the Share Buyback Mandate as specified [Authority expires the earlier of the conclusion the next AGM] of the Company is held or required by law or the Articles of Association of the Company to be held; or the date on which the share buybacks pursuant to the Share Buyback Mandate are carried out to the full extent mandated; and complete and do all such acts and things [including
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
executing such documents as may be required] as they may consider expedient or necessary to give effect to the transactions contemplated by this Resolution
2.
Approve the new Employee Share Plan to be known as the Ezra Employee Share Plan [the Plan], under which awards [Awards] of fully-paid ordinary shares in the capital of the Company [the Shares] will be issued or delivered [as the case may be] free of charge, to selected employees of the Group, including Directors of the Company, and other selected participants; authorize the Committee comprising Directors who are duly appointed by the Board pursuant to the rules of the Plan of the Company to administer the Plan; and to modify and/or amend the Plan from time to time provided that such modification and/or amendment is effected in accordance with the provisions of the Plan and to do all such acts and to enter into all such transactions, arrangements and agreements as may be necessary or expedient in order to give full effect to the Plan; and to offer and grant Awards in accordance with the provisions of the Plan and to allot and issue or deliver from time to time such number of fully-paid Shares as may be required to be issued or delivered pursuant to the vesting of the Awards under the Plan, provided that, when added to the number of Shares issued and issuable in respect of such Awards and other Shares issued and/or issuable under other sharebased incentive schemes of the Company, the aggregate number of Shares to be issued pursuant to the Plan shall not exceed 15% of the issued Shares of the Company from time to time
		Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
FEDERAL BK LTD

Security:	Y24781133	Meeting Type:	AGM
Ticker:		Meeting Date:	21-Jul-2008
ISIN:	INE171A01011	Agenda Number:	701657299

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the audited balance sheet as at 31 MAR 2008 and the profit and loss account for the FYE on that date, together with the reports of the Board of Directors and the Auditors thereon	Mgmt	For	For
2.	Declare a dividend	Mgmt	For	For
3.	Re-appoint Mr. S. Santhanakrishnan, CA, as a Director, who retires by rotation	Mgmt	For	For
4.	Re-appoint Professor. A. M. Salim as a Director, who retires by rotation	Mgmt	For	For
5.
Re-appoint M/s. Varma & Varma, Chartered Accountants, Chennai, as the Joint Central Statutory Auditors of the Bank for the FY ending 31 MAR 2009 to hold office until the conclusion of the next AGM of the Bank and authorize the Board of Directors to fix the Auditor’s remuneration for the purpose
		Mgmt	For	For
6.
Authorize the Board of Directors to arrange for the audit of the Bank’s branches for the accounting year 2008-09 and to appoint and fix the remuneration of the Branch Auditors in consultation with the Central Statutory Auditors for the purpose
		Mgmt	For	For
FREEPORT-MCMORAN COPPER & GOLD INC.

Security:	35671D857	Meeting Type:	Annual
Ticker:	FCX	Meeting Date:	11-Jun-2009
ISIN:	US35671D8570	Agenda Number:	933071754

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1
DIRECTOR
RICHARD C. ADKERSON
ROBERT J. ALLISON, JR.
ROBERT A. DAY
GERALD J. FORD
H. DEVON GRAHAM, JR.
J. BENNETT JOHNSTON
CHARLES C. KRULAK
BOBBY LEE LACKEY
JON C. MADONNA
DUSTAN E. MCCOY
GABRIELLE K. MCDONALD
JAMES R. MOFFETT
B. M. RANKIN, JR.
J. STAPLETON ROY
STEPHEN H. SIEGELE
J. TAYLOR WHARTON
		Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt Mgmt	For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR.	Mgmt	For	For
3	APPROVAL OF THE PROPOSED 2009 ANNUAL INCENTIVE PLAN.	Mgmt	Abstain	Against
4	STOCKHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE WITH ENVIRONMENTAL EXPERTISE TO BE RECOMMENDED FOR ELECTION TO THE COMPANY’S BOARD OF DIRECTORS.	Shr	For	Against
FUBON FINL HLDG CO LTD

Security:	Y26528102	Meeting Type:	EGM
Ticker:		Meeting Date:	05-Dec-2008
ISIN:	TW0002881000	Agenda Number:	701773574

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 512950 DUE TO ADDITION OF RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve to acquire Ing Life Insurance Co. Limited for US 600 million, the subordinated debt issuance and its issued subordinated Corporate Bonds via private placement	Mgmt	For	For
2.	No other proposals and extraordinary motions	Non-Voting		*
FUBON FINL HLDG CO LTD

Security:	Y26528102	Meeting Type:	AGM
Ticker:		Meeting Date:	19-Jun-2009
ISIN:	TW0002881000	Agenda Number:	701924854

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 546044 DUE TO ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
	COMMENT HAS BEEN DELETED. THANK YOU	Non-Voting		*
A.1	To report the 2008 business operations	Non-Voting		*
A.2	To report the 2008 Audited reports	Non-Voting		*
A.3	To report the status of the corporate bonds via private placement	Non-Voting		*
B.1	Approve the 2008 business reports and financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution [there is no dividend will be distributed]	Mgmt	For	For
B.3	Approve that the Company intends to develop a plan for the long term raising of capital and authorize the Board of Directors to take appropriate measures at the appropriate time to proceed	Mgmt	For	For
B.4	Approve the revision to the procedure of asset acquisition or disposal	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
B.5	Elect Mr. K. C. Chen, ID NO.: A210358712 as an Independent Director to the 4th term of Board of Directors	Mgmt	For	For
B.6	Approve to release the prohibition on the Directors from participation in competitive business	Mgmt	For	For
B.7	Extraordinary motions	Mgmt	For	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF DIRECTOR’S NAME. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
GS ENGINEERING & CONSTRUCTION CORP, SEOUL

Security:	Y2901E108	Meeting Type:	AGM
Ticker:		Meeting Date:	20-Mar-2009
ISIN:	KR7006360002	Agenda Number:	701819902

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the financial statement	Mgmt	For	For
2.	Approve the partial amendment to the Articles of Incorporation	Mgmt	Abstain	Against
3.	Elect 3 Executive Directors, 2 outside Directors	Mgmt	For	For
4.	Elect the Auditor Committee [outside Directors 1 person]	Mgmt	For	For
5.	Approve the limit of remuneration for the Directors	Mgmt	For	For
GS HOME SHOPPING INC, SEOUL

Security:	Y2901Q101	Meeting Type:	AGM
Ticker:		Meeting Date:	20-Mar-2009
ISIN:	KR7028150001	Agenda Number:	701821553

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the financial statement	Mgmt	For	For
2.	Approve the partial amendment to the Articles of Incorporation	Mgmt	Abstain	Against
3.	Elect the Directors [Director 2 persons, Non-Executive Director 2 persons, Outside Director 2 persons]	Mgmt	For	For
4.	Elect the Auditor Committee Member [Auditor Committee Member as Outside Directors 2 persons]	Mgmt	For	For
5.	Approve the limit of remuneration for the Directors	Mgmt	For	For
GUANGDONG INVT LTD

Security:	Y2929L100	Meeting Type:	AGM
Ticker:		Meeting Date:	03-Jun-2009
ISIN:	HK0270001396	Agenda Number:	701932279

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF “ABSTAIN” WILL BE TREATED THE SAME AS A “TAKE NO ACTION” VOTE.	Non-Voting		*
1.
Receive and consider the audited consolidated financial statements and the reports of the Directors of the Company [the “Directors” and the Auditors of the Company [the “Auditors” for the YE 31 DEC 2008
		Mgmt	For	For
2.	Declare a final dividend for the YE 31 DEC 2008	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.1	Re-elect Mr. Li Wenyue as a Director of the Company	Mgmt	For	For
3.2
Re-elect Mr. Cheng Mo Chi, Moses as a Director of the Company [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2012 or 30 JUN 2012 in accordance with the Articles of Association of the Company and/or any applicable laws and regulations]
		Mgmt	For	For
3.3
Re-elect Mr. Zhai Zhiming as a Director of the Company [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2012 or 30 JUN 2012 in accordance with the Articles of Association of the Company and/or any applicable laws and regulations]
		Mgmt	For	For
3.4
Re-elect Mr. Sun Yingming as a Director of the Company [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2012 or 30 JUN 2012 in accordance with the Articles of Association of the Company and/or any applicable laws and regulations]
		Mgmt	For	For
3.5	Authorize the Board to fix the remuneration of Directors	Mgmt	For	For
4.	Re-appoint Ernst & Young as the Auditors and authorize the Board to fix their remuneration	Mgmt	For	For
5.
Authorize the Directors, subject to the other provisions of this resolution and pursuant to Section 57B of the Companies Ordinance [Chapter 32 of the Laws of Hong Kong], to allot, issue and deal with ordinary shares of HKD 0.50 in the capital of the Company and make or grant offers, agreements and options or warrants which would or might require the exercise of such powers be and is hereby generally and unconditionally approved; during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a Rights Issue or ii) the exercise of the subscription or conversion rights attaching to any warrants, preference shares, convertible bonds or other securities issued by the Company which are convertible into ordinary Shares or iii) the exercise of options granted by
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

the Company under any option scheme or similar arrangement for the time being adopted for the grant to Directors, officers and/or employees of the Company and/or any of its subsidiaries and/or other eligible person [if any] of rights to acquire ordinary Shares or iv) any scrip dividend or similar arrangement providing for the allotment of Ordinary Shares in lieu of the whole or part of a dividend on the ordinary Shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles or any applicable laws of the Hong Kong Special Administrative Region of the People’s Republic of China [Hong Kong] to be held]

6.
Authorize the Directors during the Relevant Period of all the powers of the Company to repurchase Ordinary Shares on The Stock Exchange of Hong Kong Limited [the “Hong Kong Stock Exchange” or on any other stock exchange on which the securities of the Company may be listed and authorized by the Securities and Futures Commission and the Hong Kong Stock Exchange under the Hong Kong Code on Share Repurchases for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Hong Kong Stock Exchange or any other stock exchange as amended from time to time, be and is hereby generally and unconditionally approved; the aggregate nominal amount of the Ordinary Shares which the Company is authorized to repurchase pursuant to the approval in paragraph (a) of this resolution shall not exceed 10% of the aggregate nominal amount of the Ordinary Shares in issue as at the date of the passing of this resolution; [Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws of Hong Kong to be held]
		Mgmt	For	For
7.	Authorize the Directors, conditional upon the passing of Resolutions 05 and 06 set out in the notice convening this meeting, the aggregate nominal amount of the number of Ordinary Shares	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

which are repurchased by the Company under the authority granted to the Directors as mentioned in the said Resolution 06 shall be added to the aggregate nominal amount of share capital that may be allotted, issued or dealt with or agreed conditionally or unconditionally to be allotted, issued or dealt with by the Directors pursuant to the approval in the said Resolution 05

S.8	Amend the Articles of Association of the Company as follows: Article 66A; 69A; 77; 78A; 134A as specified	Mgmt	Abstain	Against
HON HAI PRECISION INDUSTRY CO LTD

Security:	Y36861105	Meeting Type:	AGM
Ticker:		Meeting Date:	16-Apr-2009
ISIN:	TW0002317005	Agenda Number:	701837429

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 531343 DUE TO ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
A.1	To report business operation result of FY 2008	Non-Voting		*
A.2	To the 2008 Audited reports	Non-Voting		*
A.3	To the indirect investment in mainland China	Non-Voting		*
A.4	To the status of the local unsecured corporate bonds	Non-Voting		*
A.5	Other reports	Non-Voting		*
B.1	Approve the 2008 business reports and financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution proposed cash dividend TWD 0.8 per share	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
B.3	Amend the Company Articles of Incorporation	Mgmt	For	For
B.4	Approve the issuance of new shares from retained earnings proposed stock dividend: 150 for 1,000 SHS held	Mgmt	For	For
B.5	Approve the capital injection to issue global depository receipt	Mgmt	For	For
B.6	Amend the procedures of monetary loans	Mgmt	For	For
B.7	Amend the procedures of endorsements/guarantees	Mgmt	For	For
B.8	Amend the rules of Shareholders’ Meeting	Mgmt	For	For
B.9	Other issues and extraordinary motions	Mgmt	Abstain	For
HONG KONG EXCHANGES & CLEARING LTD

Security:	Y3506N139	Meeting Type:	AGM
Ticker:		Meeting Date:	23-Apr-2009
ISIN:	HK0388045442	Agenda Number:	701885052

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 545726 DUE TO ADDITION OF RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR“AGAINST” FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive and consider the Audited accounts for the YE 31 DEC 2008 together with the reports of the Directors and Auditor thereon	Mgmt	For	For
2.	Declare a final dividend of HKD 1.80 per share	Mgmt	For	For
3.A	Elect Mr. Ignatius T C Chan as a Director	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.B	Elect Mr. John M M Williamson as a Director	Mgmt	For	For
3.C	Elect Mr. Gilbert K T Chu as a Director	Mgmt	For	For
4.	Re-appoint PricewaterhouseCoopers as the Auditor of HKEx and to authorize the Directors to fix their remuneration	Mgmt	For	For
5.	Approve to grant a general mandate to the Directors to repurchase shares of HKEx, not exceeding 10% of the issued share capital of HKEx as at the date of this resolution	Mgmt	For	For
HTC CORP

Security:	Y3194T109	Meeting Type:	AGM
Ticker:		Meeting Date:	19-Jun-2009
ISIN:	TW0002498003	Agenda Number:	702002798

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 538902 DUE TO RECEIPT OF ADDITIONAL RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
A.1	The 2008 business operations	Non-Voting		*
A.2	The 2008 audited report	Non-Voting		*
A.3	The revision to the rules of the Board meeting	Non-Voting		*
A.4	The status of buyback treasury stock	Non-Voting		*
B.1	Approve the 2008 business reports and financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution, proposed cash dividend: TWD 27 per share	Mgmt	For	For
B.3	Approve the issuance of new shares from retained earnings, and staff bonus, proposed stock dividend: 50 for 1,000 shares held	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
B.4	Approve the revision to the Articles of Incorporation	Mgmt	For	For
B.5	Approve the revision to the procedures of asset acquisition or disposal	Mgmt	For	For
B.6	Approve the revision to the procedures of trading derivatives	Mgmt	For	For
B.7	Approve the revision to the procedures of monetary loans	Mgmt	For	For
B.8	Approve the revision to the procedures of endorsement and guarantee	Mgmt	For	For
B.9	Elect Mr. Hochen Tan as a Director, Shareholder No: D101161444	Mgmt	For	For
B.10	Extraordinary Motions	Mgmt	Abstain	For
HUADIAN PWR INTL CORP LTD

Security:	Y3738Y101	Meeting Type:	AGM
Ticker:		Meeting Date:	02-Jun-2009
ISIN:	CNE1000003D8	Agenda Number:	701906553

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.1
Authorize the Company to issue short-term debentures with a principal balance not exceeding RMB 3 billion according to the capital requirements, and the term of authorization shall commence from the date of granting of the approval at the AGM and expiring at the conclusion of the AGM of the Company for the YE 31 DEC 2009, such issuance can be once off or multiple; and any 1 of the Executive Directors or the Financial Controller of the Company to handle matters in relation to the short-term debentures application and issuance of short-term debentures including the determination of time, interest rate, plan and use of proceeds, and execution of the documents and agreements required for application and issuance including the underwriting
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	agreement and the offering prospectus	Mgmt	For	For
S.2
Authorize the Board of the Company, to separately or concurrently, issue, allot and/or deal with additional domestic shares [the “A Shares”] and/or overseas listed foreign invested shares [the “H Shares”] of the Company, and to make or grant offers, agreements or options in respect thereof, subject to the following conditions: i) such mandate shall not extend beyond the Relevant Period save that the Board may during the Relevant Period make or grant offers, agreements or options which might require the implementation or exercise of such powers after the end of the Relevant Period; ii) the number of A Shares and/or H Shares to be issued and allotted or agreed conditionally or unconditionally to be issued and allotted separately or concurrently by the Board shall not exceed 20% of each of its existing A Shares and/or H Shares respectively; and iii) the Board will only exercise its power under such mandate in accordance with the Company Law of the PRC and the Hong Kong Listing [as amended from time to time] or applicable Laws, rules and regulations of other government or regulatory bodies and only if all necessary approvals from the CSRC and/or other relevant PRC government authorities are obtained; [Authority expires at the earlier of the conclusion of the next AGM of the Company or 12 month period following the passing of this special resolution]; and contingent on the Board resolving to separately or concurrently issue shares pursuant to this special resolution, to increase the registered capital of the Company to reflect the number of shares authorized to be issued by the Company pursuant to this special resolution and to make such appropriate and necessary amendments to the Articles of Association of the Company as they think fit to reflect such increases in the registered capital of the Company and to take any other action and complete any formality required to effect the separately or concurrently issuance of shares pursuant to this special resolution and the increase in the registered capital of the Company

S.3.1	Approve the class of shares to be issued: RMB denominated ordinary shares [A Shares]	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.3.2	Approve the nominal value per share: RMB 1.00	Mgmt	For	For
S.3.3
Approve the method of issuance: non-public offering to target subscribers; issuance to target subscribers at the right timing by way of non-public offering within 6 months from obtaining necessary approvals from CSRC
		Mgmt	For	For
S.3.4
Approve the target subscribers and lock-up period: i) not more than 10 target subscribers, including Securities Investment Funds Management Companies, Securities Companies, Trust Investment Companies, Financial Companies, Insurance Institutional Investors and other qualified investors; after obtaining the necessary approvals, the Board shall [based on the subscription application bidding prices indicated by the target subscribers] determine the final target subscribers in compliance with the principle to give priority to those target subscribers who submitted higher bidding prices; such target subscribers shall not dispose their new A Shares within 12 months from the date of completion of the proposed placing; ii) subject to the passing of the below special resolution 4, the target subscribers may include China Huadian, who shall not dispose its new A Shares within 36 months from the date of completion of the proposed placing
		Mgmt	For	For
S.3.5	Approve the method of subscription: all target subscribers shall subscribe in cash	Mgmt	For	For
S.3.6
Approve the number of shares to be issued: not more than 750,000,000 new A Shares; the final number of new A Shares to be issued shall be determined by the Board pursuant to the authorization granted under this resolution after taking into account the market conditions and consultations with the sponsor [lead underwriter] of the proposed placing; the number of new A Shares to be issued shall be adjusted accordingly if there is any ex-rights or ex-dividend between the determination date of the issuance price and the issuance date of the proposed placing
		Mgmt	For	For
S.3.7
Approve the determination date of the issuance price and the issuance price: the determination date of the issuance price of the proposed placing shall be the date of the announcement of the Board’s resolution in respect of the
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

proposed placing; the issuance price shall not be lower than 90% of the average trading price of A Shares during the 20 trading days immediately preceding the determination date of the issuance price [the average trading price of A Shares during the 20 trading days immediately preceding the determination date of the issuance price is the total turnover of A Shares during the 20 trading days immediately preceding the determination date of the issuance price divided by the total trading volume of A Shares during the 20 trading days immediately preceding the determination date of the issuance price]; the final issuance price shall be determined by the Board after obtaining the approval documents of the proposed placing, pursuant to the authorization granted by the Shareholders and taking into account the relevant Laws, regulations, other regulatory documentations and market conditions, and compliance of the principle to give priority to higher bidding prices based on the subscription application bidding prices indicated by the target subscribers and consultations with the sponsor [lead underwriter] of the proposed placing; the issuance price shall be adjusted accordingly if there is any ex-rights or ex-dividend between the determination date of the issuance price and the issuance date of the proposed placing

S.3.8	Approve the listing arrangement: after the expiration of the lock-up period, the shares issued pursuant to the proposed placing shall be listed on the Shanghai Stock Exchange	Mgmt	For	For
S.3.9
Approve the use of proceeds: the proceeds from the proposed placing shall be applied as to: i) approximately not more than RMB 700 million for the coal-power generation projects of Phase II Project of Huadian Ningxia Lingwu Power Generation Company Limited; ii) approximately not more than RMB 1,000 million for the hydropower projects of Sichuan Huadian Luding Hydropower Company Limited; iii) approximately not more than RMB 300 million for the wind power projects of Huadian Hebei Guyuan Wind Power Project; iv) approximately not more than RMB 400 million for the heat-power co-generation projects of Huadian Luohe Power Generation Company Limited; v) approximately not more than RMB 600 million
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
for the special permit projects of Beiqinghe Wind Power in Tongliao, the Inner Mongolia; and vi) approximately RMB 500 million shall be used to replenish working capital of the Company
S3.10	Approve the arrangement of retained profits: the retained profits before the proposed placing shall be shared among the existing and new shareholders after the completion of the proposed placing	Mgmt	For	For
S3.11	Approve the validity period of these resolutions: 12 months from the date of passing of these resolutions	Mgmt	For	For
S.4
Authorize the Board to the proposed subscription of new A Shares of China Huadian and the conditional CH Subscription Agreement that: 1) China Huadian shall subscribe for not more than 150,000,000 new A Shares pursuant to the proposed placing; the final number of new A Shares to be subscribed by China Huadian shall be determined by China Huadian and the Board taking into account the market conditions and consultations with the sponsor [lead underwriter] of the proposed placing; 2) China Huadian shall subscribe the new A Shares at the same subscription price as the other investors who subscribe for the new A Shares pursuant to the proposed placing; China Huadian shall not participate in the bidding process of the proposed placing; 3) China Huadian shall not dispose its new A Shares within 36 months from the date of completion of the proposed placing; and 4) the conditional CH Subscription Agreement entered into between China Huadian and the Company on 8 APR 2009 be approved and confirmed
		Mgmt	For	For
S.5
Authorize the Board in connection with the proposed placing: 1) to handle all things in connection with the proposed placing, including but not limited to, determining the method of issuance, number of shares to be issued, issuance price, price determination method, timing and target subscribers; 2) the Chairman and the authorized person of the Chairman to handle all application matters relating to the proposed placing, to formulate, prepare, revise, finalize and execute all information documents relating to the proposed
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

placing; and to sign all contracts, agreements and documents relating to the proposed placing; 3) to make relevant adjustments to the issuance method of the proposed placing in the event there is any change to the policies of the regulatory authorities relating to non-public offerings or there is any change to the market conditions relating to the proposed placing, save and except for those matters required to be approved by the shareholders pursuant to any Laws, regulations and the Articles of Association; 4) the Chairman and the authorized person of the Chairman to handle the capital verification procedures relating to the proposed placing; 5) subject to the scope of this resolution, to make appropriate adjustments to the arrangements of the use of proceeds raised from the proposed placing accordingly; 6) the Chairman and the authorized person of the Chairman to handle the listing of the new A Shares on the Shanghai Stock Exchange and submit relevant documents upon completion of the proposed placing; 7) the Chairman and the authorized person of the Chairman to make consequential amendments to the relevant provisions in the Articles of Association upon completion of the proposed placing and handle relevant approval procedures, and to deal with relevant registration procedures relating to the change of the registered capital of the Company; 8) to handle all other matters incidental to the proposed placing; and 9) the authorizations described in paragraphs (5) to (7) in this resolution [Authority expires in the duration of the relevant events commencing from the date of passing of this resolution in a general meeting, other authorizations shall be valid for a period of 12 months from the date of passing of this resolution in a general meeting]

S.6
Amend the Articles of Association and authorize 1 Executive Director to make further amendments to the Articles of Association in order to fulfill or accommodate any request that may be raised or made by the relevant authorities and regulatory bodies
		Mgmt	For	For
7.	Approve the report of the Board for the YE 31 DEC 2008; the aforementioned report has been prepared by the Company in compliance with	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
the requirements under the Hong Kong Listing Rules, the listing rules of Shanghai Stock Exchange and relevant rules and requirements for annual report disclosure
8.
Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2008; the aforementioned report has been prepared by the Company in compliance with the requirements under the listing rules of Shanghai Stock Exchange and the relevant rules and requirements for annual report disclosure
		Mgmt	For	For
9.	Approve the proposed Profit Distribution Proposal of the Company for the YE 31 DEC 2008	Mgmt	For	For
10.
Approve the audited financial statements of the Company for the YE 31 DEC 2008; the aforementioned financial statements has been respectively prepared by the Company in compliance with the International Financial Reporting Standards and the accounting standards requirements in the PRC
		Mgmt	For	For
11.	Re-appoint KPMG and KPMG Huazhen as International and Domestic Auditors of the Company, for the YE 31 DEC 2009, and authorize the Board to determine their remuneration	Mgmt	For	For
12.	Approve the report of the Independent Non-Executive Directors for the YE 31 DEC 2008	Mgmt	For	For
13.
Approve the provision of project loan guarantee with joint and several liabilities in the amount of not more than RMB 2.67 billion to Kailu Wind Power Company Limited [upon completion of its restructure] by the Company with a guarantee period to be determined with reference to the agreed loan terms between Kailu Wind Power Company and the relevant banks; and authorize the General Manager or Financial Controller of the Company to execute the relevant guarantee agreements and documents
		Mgmt	For	For
14.
Approve that the Company satisfies the conditions for non-public issuance of A Shares under the administrative measures for the Issuance of Securities by Listed Companies and Detailed Implementation Rules for the Non-public Issuance of Stocks
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
15.	Approve the Feasibility Analysis Report for the use of proceeds from the proposed placing	Mgmt	For	For
16.	Approve the Specific Explanatory Report for the use of proceeds from the proposed placing	Mgmt	For	For
17.1
Elect Mr. Wang Yuesheng as an Independent Non-Executive Director of the fifth session of the Board, commencing from the conclusion of the AGM and ending on the expiration date of the fifth session of the Board and approve each of the Independent Non-Executive Directors shall receive annual remuneration of RMB 70,000 [inclusive of tax] during their term of employment as Independent Non-Executive Directors and authorize the Board to handle related matters
		Mgmt	For	For
17.2
Elect Mr. Hao Shuchen as an Independent Non-Executive Director of the fifth session of the Board, commencing from the conclusion of the AGM and ending on the expiration date of the fifth session of the Board and approve each of the Independent Non-Executive Directors shall receive annual remuneration of RMB 70,000 [inclusive of tax] during their term of employment as Independent Non-Executive Directors and authorize the Board to handle related matters
		Mgmt	For	For
17.3
Elect Mr. Ning Jiming as an Independent Non-Executive Director of the fifth session of the Board, commencing from the conclusion of the AGM and ending on the expiration date of the fifth session of the Board and approve each of the Independent Non-Executive Directors shall receive annual remuneration of RMB 70,000 [inclusive of tax] during their term of employment as Independent Non-Executive Directors and authorize the Board to handle related matters
		Mgmt	For	For
17.4
Elect Mr. Yang Jinguan as an Independent Non-Executive Director of the fifth session of the Board, commencing from the conclusion of the AGM and ending on the expiration date of the fifth session of the Board and approve each of the Independent Non-Executive Directors shall receive annual remuneration of RMB 70,000 [inclusive of tax] during their term of employment as Independent Non-Executive Directors and authorize the Board to handle related matters
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO RESOLUTION 17 REGARDING THE ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
		Non-Voting		*

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL COMMENT AND CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
HUANENG PWR INTL INC

Security:	Y3744A105	Meeting Type:	EGM
Ticker:		Meeting Date:	23-Dec-2008
ISIN:	CNE1000006Z4	Agenda Number:	701762177

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR “AGAINST” FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
S.1	Approve the issuance of mid-term financial instruments by the Company	Mgmt	For	For
2.
Approve the framework agreement on the continuing connected transactions [for 2009] between Huaneng Power International Inc. and China Huaneng Group, the continuing connected transactions as contemplated thereby and the transaction caps thereof
		Mgmt	For	For
3.
Approve the framework agreement on the continuing connected transactions [for years 2009 to 2011] between Huaneng Power International Inc. and China Huaneng Finance Corporation Limited, the continuing connected transactions as contemplated thereby and the transaction caps thereof
		Mgmt	For	For

HUTCHISON WHAMPOA LTD

Security:	Y38024108	Meeting Type:	AGM
Ticker:		Meeting Date:	21-May-2009
ISIN:	HK0013000119	Agenda Number:	701882854

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive and adopt the statement of audited accounts and reports of the Directors and the Auditors for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend	Mgmt	For	For
3.1	Re-elect Mr. Li Ka-Shing as a Director	Mgmt	For	For
3.2	Re-elect Mrs. Chow Woo Mo Fong, Susan as a Director	Mgmt	For	For
3.3	Re-elect Mr. Lai Kai Ming, Dominic as a Director	Mgmt	For	For
3.4	Re-elect Mr. William Shumiak as a Director	Mgmt	For	For
4.	Appoint the Auditor and authorize the Directors to fix the Auditor’s remuneration	Mgmt	For	For
5.
Approve the remuneration of HKD 50,000 and HKD 120,000 respectively be payable to the Chairman and each of the other Directors of the Company for each FY until otherwise determined by an Ordinary Resolution of the Company, provided that such remuneration be payable in proportion to the period during which a Director has held office in case of a Director who has not held office for the entire year
		Mgmt	For	For
6.1	Approve a general mandate given to the Directors to issue and dispose of additional ordinary shares of the Company not exceeding 20% of the existing issued ordinary share capital of the Company	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
6.2
Authorize the Directors of the Company, during the relevant period, to repurchase ordinary shares of HKD 0.25 each in the capital of the Company in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited or of any other stock exchange, not exceeding 10% of the aggregate nominal amount of the ordinary share capital of the Company in issue at the date of this resolution; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]
		Mgmt	For	For
6.3
Approve, the general granted to the Directors to issue and dispose of additional ordinary shares pursuant to Ordinary Resolution Number 6[1], to add an amount representing the aggregate nominal amount of the ordinary share capital of the Company repurchased by the Company under the authority granted pursuant to Ordinary Resolution Number 6[2], provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued ordinary share capital of the Company at the date of this resolution
		Mgmt	For	For
7.
Approve, with effect from the conclusion of the meeting at which this resolution is passed, the amendments to the 2004 Partner Share Option Plan as specified, and approve the same by the shareholders of Partner and HTIL subject to such modifications of the relevant amendments to the 2004 Partner Share Option Plan as the Directors of the Company may consider necessary, taking into account the requirements of the relevant regulatory authorities, including without limitation, The Stock Exchange of Hong Kong Limited, and authorize the Directors to do all such acts and things as may be necessary to carry out such amendments and [if any] modifications into effect
		Mgmt	For	For
HUTCHISON WHAMPOA LTD

Security:	Y38024108	Meeting Type:	EGM
Ticker:		Meeting Date:	21-May-2009
ISIN:	HK0013000119	Agenda Number:	701927052

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF “ABSTAIN” WILL BE TREATED THE SAME AS A “TAKE NO ACTION” VOTE.	Non-Voting		*
1.
Approve, with effect from the later of the conclusion of the meeting at which this resolution is passed and the date on which the shares of Hutchison Telecommunications Hong Kong Holdings Limited [HTHKH, an indirect non wholly owned subsidiary of the Company] are admitted to trading on the Main Board of The Stock Exchange of Hong Kong Limited [the Stock Exchange], the rules of the Share Option Scheme of HTHKH [as specified] [the HTHKH Share Option Scheme], and authorize the Directors, acting together, individually or by committee, to approve any amendments to the rules of the HTHKH Share Option Scheme as may be acceptable or not objected to by the Stock Exchange, and to take all such steps as may be necessary, desirable or expedient to carry into effect the HTHKH Share Option Scheme subject to and in accordance with the terms thereof
		Mgmt	For	For
2.
Approve the master agreement dated 17 APR 2009, made between the Company and Cheung Kong [Holdings] Limited [CKH] [the CKH Master Agreement], setting out the basis upon which bonds, notes, commercial paper and other similar debt instruments [the CKH Connected Debt Securities] may be issued by CKH or its subsidiaries and acquired by the Company or its wholly owned subsidiaries [together the Group], as specified, and authorize the Directors, acting together, individually or by committee, to approve the acquisition of the CKH Connected Debt Securities, as specified and of which this Notice forms part [the Circular] as contemplated in the CKH Master Agreement subject to the limitations set out in the CKH Master Agreement; A) during the Relevant Period [as specified] to acquire CKH Connected Debt
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Securities; B) i) the aggregate gross purchase price of the CKH Connected Debt Securities of a particular issue to be acquired, after deducting any net sale proceeds of CKH Connected Debt Securities to be sold, by the Group [CKH Net Connected Debt Securities Position] during the Relevant Period pursuant to the approval shall not exceed 20% of the aggregate value of the subject issue and all outstanding CKH Connected Debt Securities of the same issuer with the same maturity or shorter maturities; ii) the aggregate amount of the CKH Net Connected Debt Securities Position and the HSE Net Connected Debt Securities Position [as specified] at any time during the Relevant Period shall not exceed HKD 16,380 million, being approximately 20% of the Company’s “net liquid assets” as at 31 DEC 2008 [the Reference Date]; iii) the CKH Connected Debt Securities shall be a) listed for trading on a recognized exchange, b) offered to qualified institutional buyers in reliance on Rule 144A under the U.S. Securities Act of 1933, as amended, c) offered to persons outside the United States in reliance on Regulation S under the U.S. Securities Act of 1933, or d) offered pursuant to an issue where the aggregate value of such issue and all other outstanding CKH Connected Debt Securities of the same issuer is no less than USD 500 million or its equivalent in other currencies permitted, and in all cases the CKH Connected Debt Securities shall be acquired by the Group only from the secondary market and on normal commercial terms arrived at after arm’s length negotiations; iv) the CKH Connected Debt Securities shall be of at least investment grade or its equivalent; v) the CKH Connected Debt Securities shall not include zero coupon instruments or instruments with any imbedded option, right to convert into or exchange for any form of equity interest or derivative; vi) the CKH Connected Debt Securities shall be issued in any of the following currencies, Hong Kong Dollars, the United States Dollars, Canadian Dollars or such other currency as the Directors who have no material interest in the proposed acquisition of CKH Connected Debt Securities consider in their reasonable opinion as posing a risk acceptable to the Group having regard to the Group’s assets and businesses from time to time; and vii) the

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

CKH Connected Debt Securities shall have maturity not in excess of 15 years; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date on which the authority set out in this Resolution is revoked or varied by an ordinary resolution of the shareholders in general meeting of the Company]

3.
Approve the entering into the master agreement dated 17 APR 2009, made between the Company and Husky Energy Inc. [HSE] [the HSE Master Agreement], setting out the basis upon which bonds, notes, commercial paper and other similar debt instruments [the HSE Connected Debt Securities] may be issued by HSE or its subsidiaries and acquired by the Group, as specified, and authorize the Directors, acting together, individually or by committee, to approve the acquisition of the HSE Connected Debt Securities, as specified and of which this Notice forms part as contemplated in the HSE Master Agreement subject to the limitations set out in the HSE Master Agreement; A) during the Relevant Period [as specified] to acquire HSE Connected Debt Securities; B) i) the aggregate gross purchase price of the HSE Connected Debt Securities of a particular issue to be acquired, after deducting any net sale proceeds of HSE Connected Debt Securities to be sold, by the Group [HSE Net Connected Debt Securities Position] during the Relevant Period pursuant to the approval shall not exceed 20% of the aggregate value of the subject issue and all outstanding HSE Connected Debt Securities of the same issuer with the same maturity or shorter maturities; ii) the aggregate amount of the HSE Net Connected Debt Securities Position and the CKH Net Connected Debt Securities Position at any time during the Relevant Period shall not exceed HKD 16,380 million, being approximately 20% of the Company’s “net liquid assets” as at 31 DEC 2008 [the Reference Date]; iii) the HSE Connected Debt Securities shall be a) listed for trading on a recognized exchange, b) offered to qualified institutional buyers in reliance on Rule 144A under the U.S. Securities Act of 1933, as amended, c) offered to persons outside the United States in reliance on Regulation S under the U.S. Securities Act of 1933, or d) offered pursuant to an issue where the aggregate value of such issue and all other outstanding
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

HSE Connected Debt Securities of the same issuer is no less than USD 500 million or its equivalent in other currencies permitted, and in all cases the HSE Connected Debt Securities shall be acquired by the Group only from the secondary market and on normal commercial terms arrived at after arm’s length negotiations; iv) the HSE Connected Debt Securities shall be of at least investment grade or its equivalent; v) the HSE Connected Debt Securities shall not include zero coupon instruments or instruments with any imbedded option, right to convert into or exchange for any form of equity interest or derivative; vi) the HSE Connected Debt Securities shall be issued in any of the following currencies, Hong Kong Dollars, the United States Dollars, Canadian Dollars or such other currency as the Directors who have no material interest in the proposed acquisition of HSE Connected Debt Securities consider in their reasonable opinion as posing a risk acceptable to the Group having regard to the Group’s assets and businesses from time to time; and vii) the HSE Connected Debt Securities shall have maturity not in excess of 15 years; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date on which the authority set out in this Resolution is revoked or varied by an ordinary resolution of the shareholders in general meeting of the Company]

HYFLUX LTD

Security:	Y3817K105	Meeting Type:	AGM
Ticker:		Meeting Date:	28-Apr-2009
ISIN:	SG1J47889782	Agenda Number:	701895279

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the Directors’ report and the audited accounts for the YE 31 DEC 2008 together with the Auditors’ report thereon	Mgmt	For	For
2.	Declare a first and final dividend of 3.43 Singapore	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
cents per ordinary share [1-tier tax exempt] for the YE 31 DEC 2008
3.	Re-elect Mr. Teo Kiang Kok as a Director, who retires in accordance with Article 89 of the Company’s Articles of Association	Mgmt	For	For
4.	Re-elect Mr. Christopher Murugasu as a Director, who retires in accordance with Article 89 of the Company’s Articles of Association	Mgmt	For	For
5.	Approve the payment of Directors’ fees of SGD 574,110 for the YE 31 DEC 2008	Mgmt	For	For
6.	Appoint Messrs. KPMG LLP as an External Auditors and authorize the Directors to fix their remuneration	Mgmt	For	For
7.
Authorize the Directors, pursuant to Section 161 of the Companies Act, Chapter 50 and Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading Limited, to: a) i) issue shares in the Company (shares) whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options (collectively, Instruments) that might or would require shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) options, warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and b) (notwithstanding the authority conferred by this Resolution may have ceased to be in force) issue shares in pursuance of any Instrument made or granted by the Directors while this Resolution was in force, provided that: 1) the aggregate number of shares (including shares to be issued in pursuance of the Instruments, made or granted pursuant to this Resolution) and Instruments to be issued pursuant to this Resolution shall not exceed 50% of the issued shares in the capital of the Company (as specified in accordance with sub-paragraph (2) below), of which the aggregate number of shares and Instruments to be issued other than on a pro rata basis to existing shareholders of the Company shall not exceed 20% of the issued shares in the capital of the Company (as calculated in accordance
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

with sub-paragraph (2) below); 2) (subject to such calculation as may be prescribed by the Singapore Exchange Securities Trading Limited) for the purpose of determining the aggregate number of shares and Instruments that may be issued under subparagraph (1) above, the percentage of issued shares and Instruments shall be based on the number of issued shares in the capital of the Company at the time of the passing of this Resolution, after adjusting for: a) new shares arising from the conversion or exercise of the Instruments or any convertible securities; b) new shares arising from the exercising share options or vesting of share awards outstanding and subsisting at the time of the passing of this Resolution; and c) any subsequent consolidation or subdivision of shares; 3) in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the Singapore Exchange Securities Trading Limited for the time being in force (unless such compliance has been waived by the Singapore Exchange Securities Trading Limited) and the Articles of Association of the Company; and [Authority shall continue in force i) until the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by Law to be held, whichever is earlier or ii) in the case of shares to be issued in pursuance of the Instruments, made or granted pursuant to this Resolution, until the issuance of such shares in accordance with the terms of the Instruments]

8.
Authorize the Directors, pursuant to Section 161 of the Companies Act, Chapter 50, the to offer and grant options under the Hyflux Employees’ Share Option Scheme (Scheme) and to issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options granted by the Company under the Scheme, whether granted during the subsistence of this authority or otherwise, provided always that the aggregate number of additional ordinary shares to be allotted and issued pursuant to the Scheme shall not exceed 15% of the issued shares in the capital of the Company from time to time and [Authority shall, unless revoked or varied
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

by the Company in a general meeting, continue in force until the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by Law to be held, whichever is the earlier]

9.
Authorize the Directors of the Company to make purchases of issued and fully-paid ordinary shares in the capital of the Company from time to time (whether by way of market purchases or off-market purchases on an equal access scheme) of up to 10% of the issued ordinary shares in the capital of the Company (ascertained as at the date of the last AGM of the Company or at the date of the EGM, whichever is the higher, but excluding any shares held as treasury shares) at the price of up to but not exceeding the Maximum Price as specified and in accordance with the Guidelines on Share Purchase as specified and [Authority expires until the conclusion of the next AGM of the Company is held or is required by Law to be held]
		Mgmt	For	For
	Transact any other business	Non-Voting		*
HYUNJIN MATERIALS CO LTD, PUSAN

Security:	Y3851U100	Meeting Type:	AGM
Ticker:		Meeting Date:	20-Mar-2009
ISIN:	KR7053660007	Agenda Number:	701814863

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the financial statement [stock dividend]	Mgmt	For	For
2.	Approve the partial amendment to the Articles of Incorporation	Mgmt	Abstain	Against
3.	Elect the Directors	Mgmt	For	For
4.	Approve the limit of remuneration for the Directors	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
5.	Approve the limit of remuneration for the Auditors	Mgmt	For	For
INDO TECH TRANSFORMERS LTD

Security:	Y3978W104	Meeting Type:	AGM
Ticker:		Meeting Date:	30-Jul-2008
ISIN:	INE332H01014	Agenda Number:	701663901

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the audited profit and loss account for the YE 31 MAR 2008 and the balance sheet as at that date together with the reports of the Directors and Auditors thereon	Mgmt	For	For
2.	Declare a Dividend	Mgmt	For	For
3.	Re-appoint Mr. K. Kannan as a Director, who retire by rotation	Mgmt	For	For
4.	Appoint the Auditors to hold office tilll the conclusion of the next AGM and fix their remuneration	Mgmt	For	For
INDOFOOD SUKSES MAKMUR TBK

Security:	Y7128X128	Meeting Type:	EGM
Ticker:		Meeting Date:	05-Dec-2008
ISIN:	ID1000057003	Agenda Number:	701771912

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Approve the proposed transactions which consist of the acquisition of entire shares capital of Drayton Pte. Ltd., [Drayton] and assignment of the outstanding non-interest bearing loan received by Drayton from Pastilla Investment Limited to the Company
		Mgmt	Abstain	Against

INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED

Security:	ADPV10686	Meeting Type:	EGM
Ticker:		Meeting Date:	27-Oct-2008
ISIN:	CNE1000003G1	Agenda Number:	701728846

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 506086 DUE TO DELETION OF RESOLUTIONS . ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
1.	Appoint Mr. Jiang Jianqing as an Executive Director of the Bank	Mgmt	For	For
2.	Appoint Mr. Yang Kaisheng as an Executive Director of the Bank	Mgmt	For	For
3.	Appoint Mr. Zhang Furong as an Executive Director of the Bank	Mgmt	For	For
4.	Appoint Mr. Niu Ximing as an Executive Director of the Bank	Mgmt	For	For
5.	Appoint Mr. Leung Kam Chung, Antony as an Independent Non-Executive Director of the Bank	Mgmt	For	For
6.	Appoint Mr. John L. Thornton as an Independent Non-Executive Director of the Bank	Mgmt	For	For
7.	Appoint Mr. Qian Yingyi as an Independent Non-Executive Director of the Bank	Mgmt	For	For
8.	Appoint Mr. Wong Kwong Shing, Frank as an Independent Non-Executive Director of the Bank	Mgmt	For	For
9.	Appoint Mr. Huan Huiwu as a Non-Executive Director of the Bank	Mgmt	For	For
10.	Appoint Mr. Gao Jianhong as a Non-Executive Director of the Bank	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
11.	Appoint Ms. Li Chunxiang as a Non-Executive Director of the Bank	Mgmt	For	For
12.	Appoint Mr. Li Jun as a Non-Executive Director of the Bank	Mgmt	For	For
13.	Appoint Mr. Li Xiwen as a Non-Executive Director of the Bank	Mgmt	For	For
14.	Appoint Mr. Wei Fusheng as a Non-Executive Director of the Bank	Mgmt	For	For
15.	Appoint Ms. Wang Chixi as a shareholder Supervisor of the Bank	Mgmt	For	For
S.16
Approve to issue the subordinated bonds in an amount of not exceeding RMB 100 billion and with maturities of not less than 5 years by the bank in different series by the end of 2011 in order to increase the supplementary capital; authorize the Board of Directors of the Bank to determine the key matters in relation to the different series of the bonds including the timing of the issue, the issue size, the bond maturity, the interest rates, the issue price, the target subscribers, the method of issue [in both the PRC and Hong Kong] and the terms of repayment according to the specific circumstances, to execute relevant documents and to attend to the handling procedures including the application and approval procedures in relation to the issue of the subordinated bonds with the relevant regulatory authorities and the Board can be further delegated by the Board of Directors of the Bank to the president of the Bank this resolution shall be effective from the date of the passing of this resolution until 31 DEC 2011
		Mgmt	For	For
INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED

Security:	ADPV10686	Meeting Type:	AGM
Ticker:		Meeting Date:	25-May-2009
ISIN:	CNE1000003G1	Agenda Number:	701954718

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 571675 DUE TO CHANGE IN VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
1.	Approve the 2008 work report of the Board of Directors of the Bank	Mgmt	For	For
2.	Approve the 2008 work report of the Board of Supervisors of the Bank	Mgmt	For	For
3.	Approve the Bank’s 2008 audited accounts	Mgmt	For	For
4.	Approve the Bank’s 2008 Profit Distribution Plan	Mgmt	For	For
5.	Approve the Bank’s 2009 fixed assets investment budget	Mgmt	For	For
6.
Re-appoint Ernst & Young as the International Auditors of the Bank for 2009 for the term from the passing this until the conclusion of the next AGM and approve to fix the aggregate Audit fees for 2009 at RMB 153 million
		Mgmt	For	For
7.	Approve the remuneration calculations for the Directors and the Supervisors of the Bank for 2008	Mgmt	For	For
S.8
Amend the Articles of Association of Industrial and Commercial Bank of China Limited as specified and authorize the Board of Directors of the Bank to make amendments to the Articles of Association of the Bank which may be necessary as China Banking Regulatory Commission and other regulatory authorities may require
		Mgmt	For	For
9.
Amend the Rules of Procedures for Shareholders’ general meeting of Industrial and Commercial Bank of China Limited as specified and authorize the Board of Directors of the Bank to make corresponding amendments to the rules of procedures for the shareholders general meeting pursuant to the Articles of Association of the Bank as finally approved
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
10.
Amend the Rules of Procedures for the Board of Directors of Industrial and Commercial Bank of China Limited as specified and authorize the Board of Directors of the Bank to make corresponding amendments to the rules of procedures for the Board of Directors pursuant to the Articles of Association of the Bank as finally approved
		Mgmt	For	For
11.
Amend the Rules of Procedures for the Board of Supervisors of Industrial and Commercial Bank of China Limited as specified and authorize the Board of Supervisors of the Bank to make corresponding amendments to the rules of procedures for the Board of Supervisors pursuant to the Articles of Association of the Bank as finally approved
		Mgmt	For	For
12.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Appoint Ms. Dong Juan as an External Supervisor of the Bank	Shr	Against	For
13.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Appoint Mr. Meng Yan as an External Supervisor of the Bank	Shr	Against	For
	To listen to the 2008 work report of the Independent Directors of the bank	Non-Voting		*
	To listen to the report on the implementation of the rules of authorization to the Board of Directors of the Bank by the Shareholders	Non-Voting		*
INFOSYS TECHNOLOGIES LTD, BANGALORE

Security:	Y4082C133	Meeting Type:	AGM
Ticker:		Meeting Date:	20-Jun-2009
ISIN:	INE009A01021	Agenda Number:	701985270

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the balance sheet as at 31 MAR 2009, the profit and loss account for the YE on that date and the report of the Directors and the Auditors thereon	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
2.	Declare a final dividend for the FYE 31 MAR 2009	Mgmt	For	For
3.	Re-appoint Mr. Deepak M. Satwalekar as a Director, who retires by rotation	Mgmt	For	For
4.	Re-appoint Dr. Omkar Goswami as a Director, who retires by rotation	Mgmt	For	For
5.	Re-appoint Mr. Rama Bijapurkar as a Director, who retires by rotation	Mgmt	For	For
6.	Re-appoint Mr. David L. Boyles as a Director, who retires by rotation	Mgmt	For	For
7.	Re-appoint Professor Jeffrey S. Lehman as a Director, who retires by rotation	Mgmt	For	For
8.
Re-appoint M/s. BSR & Co. Chartered Accountants as the Auditors of the Company to hold office from the conclusion of this AGM to the conclusion of the next AGM on such remuneration as may be determined by the Board of Directors in consultation with the Auditors, which remuneration may be paid on a progressive billing basis to be agreed between the Auditors and the Board of Directors
		Mgmt	For	For
9.
Appoint Mr. K. V. Kamath as Director of the Company, liable to retire by rotation and who holds office until the date of the AGM, pursuant to Section 260 of the Companies Act, 1956, and the Article of the Articles of Association of the Company, and in respect of whom the Company has received a notice from a Member under Section 257 of the Companies Act, 1956 proposing his candidature
		Mgmt	For	For
JAIPRAKASH ASSOCIATES LTD

Security:	Y42539117	Meeting Type:	AGM
Ticker:		Meeting Date:	27-Aug-2008
ISIN:	INE455F01025	Agenda Number:	701675994

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive, approve and adopt the audited Balance Sheet as at 31 MAR 2008, the Profit & Loss Account for the YE on that date and the Reports of the Directors and the Auditors thereon	Mgmt	For	For
2.	Approve 2 interim dividends and declare final dividend for the FY 2007-08	Mgmt	For	For
3.	Re-appoint Shri B. K. Taparia as a Director, who retires by rotation	Mgmt	For	For
4.	Re-appoint Shri S. C. Bhargava as a Director, who retires by rotation	Mgmt	For	For
5.	Re-appoint Shri Pankaj Gaur as a Director, who retires by rotation	Mgmt	For	For
6.	Re-appoint Shri B. K. Goswami as a Director, who retires by rotation	Mgmt	For	For
7.	Re-appoint Shri. S. D. Nailwal as a Director, who retires by rotation	Mgmt	For	For
8.
Appoint Messrs. M.P. Singh & Associates, Chartered Accountants, as the Statutory Auditors of the Company, to hold office from the conclusion of this AGM until the conclusion of the next AGM and authorize the Board of Directors to fix their remuneration
		Mgmt	For	For
9.	Appoint Shri. Jaiprakash Gaur as a Director of the Company, who is liable to retire by rotation	Mgmt	For	For
10.	Appoint Shri R. K. Singh as a Director of the Company, who is liable to retire by rotation	Mgmt	For	For
11.
Authorize the Board of Directors, in terms of Section 293[1][a] and other applicable provisions, if any, of the Companies Act, 1956, to mortgage and/or charge, subject to the existing charges, immovable and movable properties of the Company, wheresoever situate, present and future, in such manner as may be decided in consultation with the term lending institutions/Banks/Debenture
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Trustees to or in favour of Axis Bank Limited [as Lender for Rupee Term Loan and as Trustees for NCDs] to secure: a] Rupee Term Loan of INR 440 Crores from Axis Bank Limited b] 1500-9.50% Non Convertible Debentures [NCDs] of the Company of INR 10 lacs each, aggregating INR 150 Crores, privately placed with Life Insurance Corporation of India [LIC], Axis Bank Limited, acting as Trustees for NCDs, together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs, charges, expenses, Trustees’ remuneration and other monies payable by the Company to Axis Bank Limited, and LIC under respective loan agreements/debenture subscription agreement entered into by the Company in respect of the aforesaid Loan/NCDs

12.
Authorize the Board of Directors, in terms of Section 293[1] [a] and other applicable provisions, if any, of the Companies Act, 1956, to mortgage and/or charge, subject to the existing charges, immovable and movable properties of the Company, wheresoever situate, present and future as Second Charge ranking subservient to the charges/securities created/to be created in favour of first charge holders, in such manner as may be decided to secure additional Working Capital facilities aggregating INR 32152 lacs [Fund Based INR 2500 lacs and Non Fund Based INR 29652 lacs] granted by consortium of banks with Canara Bank as a leader of consortium together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs, charges, expenses and other monies payable by the Company to the said lenders under respective agreements entered/to be entered into by the Company in respect of the aforesaid facilities
		Mgmt	For	For
JAIPRAKASH ASSOCIATES LTD

Security:	Y42539117	Meeting Type:	OTH
Ticker:		Meeting Date:	17-Oct-2008
ISIN:	INE455F01025	Agenda Number:	701714760

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT. A PHYSICAL MEETING IS NOT BEING HELD FOR THIS COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS ARE NOT VALID FOR THIS MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED CUTOFF DATE. THANK YOU.
		Non-Voting		*
S.1
Authorize the Board of Directors of the Company, pursuant to the provisions of Section 81 (1A) and all other applicable provisions, if any, of the Companies Act, 1956 (the Act) including any statutory modification(s) or reenactment thereof for the time being in force and in accordance with the relevant provisions of the Memorandum and Articles of Association of the Company, and applicable subsisting Rules/Regulations/Guidelines, prescribed by the Government of India/Securities and Exchange Board of India (SEBI) and/or any other regulatory authority, and the Listing Agreement entered into by the Company with the Stock Exchanges where the equity shares of the Company are listed and subject to the approval(s), consents(s), permission(s), and/or sanction(s), if any, of appropriate authorities, institutions or bodies as may be required, and subject to such conditions as may be prescribed by any of them while granting any such approval(s), consents(s), permission(s), and/or sanction(s), (hereinafter referred as the Board, which term shall include any Committee of the Board constituted/to be constituted to exercise its power, including the powers conferred by this Resolution) to create, offer, issue and allot up to 12,00,00,000 warrants entitling the warrant holder to apply for allotment of 1 equity share of INR 2, at premium on full payment, per warrant, at a price stated herein below, in 1 or more tranches, within 18 months from the date of allotment of warrants, to Jaypee Ventures Private Limited, a Promoter Group Company, on Preferential basis through offer letter and/or information memorandum and/or private placement memorandum and/or such other documents/ writings, in such form, manner and upon such terms and conditions as may be determined by the Board in its absolute discretion, provided that the shares will be
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

issued at a price not less than: a) the average of the weekly high and low of the closing prices of the Company’s shares quoted on the National Stock Exchange during the 6 months preceding the relevant date; or b) the average of the weekly high and low of the closing prices of the Company’s shares quoted on the National Stock Exchange during the 2 weeks preceding the relevant date; whichever is higher, the relevant date for the purpose being 18 SEP 2008; approve that the resultant equity shares to be issued and allotted to the Warrant holders on full payment in accordance with the terms of offer(s) shall rank pari passu including to dividend with the then existing equity shares of the Company in all respects and be listed on the Stock Exchanges where the equity shares of the Company are listed; authorize, for the purpose of giving effect to the issue and allotment of the Warrants, the Executive Chairman, any other Director and/or the Company Secretary, to appoint Advisors and/or Consultants as may be deemed fit and to take all actions and do all such acts, deeds, matters and things and to execute all such deeds, documents and writings in connection with the issue of the aforesaid Warrants as they may, in their absolute discretion, deem necessary, proper or desirable for such purpose and to accept any modifications in the above proposal as may be stipulated by the authorities involved in such issues and also with power on behalf of the Company to settle all questions, difficulties or doubts that may arise which making the proposed issue, offer and allotment of the said Warrants and equity shares, including change in the quantity and period for exercise of option subject to relevant Guidelines, utilizations of the proceeds, without being required to seek any further consent or approval of Members or otherwise, to the end and intent that Members shall be deemed to have given their approval thereto expressly by the authority of this resolution; authorize the Board to delegate all or any of the powers herein conferred to any Committee of Directors or any Director(s) or Officer(s) of the Company

S.2	Authorize the Board of Directors of the Company, pursuant to the provisions of Section 372A	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

and other applicable provisions, if any, of the Companies Act, 1956 and subject to such approvals as may be necessary from the Financial Institutions and/or Banks, to extend the security created by way of pledge of equity shares of Jaiprakash Hydro-Power Limited (JHPL), a subsidiary of the Company, held by the Company in favor of lenders of JHPL, namely, IDBI Limited and IFCI Limited, as specified to this notice seeking approval of the Members notwithstanding the fact that the aggregate of the investments so far made, securities so far provided, loans/guarantees so far given by the Company along with the proposed extension of security may exceed 60% of the Paid-up Capital and free reserves of the Company or 100% of its free reserves, whichever is more; authorize the Board of Directors of the Company to do all such acts, deeds or things as may be expedient or necessary to give effect to this Resolution

S.3
Authorize the Board of Directors of the Company, pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956 and subject to such approvals as may be necessary from the Financial Institutions and/or Banks, to extend the security created by way of pledge of equity shares of Jaiprakash Power Ventures Limited (JPVL), a subsidiary of the Company, held by the Company in favor of lenders of JPVL, namely, IFCI Limited, as specified to this notice seeking approval of the Members notwithstanding the fact that the aggregate of the investments so far made, securities so far provided, loans/guarantees so far given by the Company along with the proposed extension of security may exceed 60% of the Paid-up Capital and free reserves of the Company or 100% of its free reserves, whichever is more; authorize the Board of Directors of the Company to do all such acts, deeds or things as may be expedient or necessary to give effect to this Resolution
		Mgmt	For	For
S.4
Authorize the Board of Directors of the Company, pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956 and subject to such approvals as may be necessary from the Financial Institutions and/or Banks, to create security
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

by way of pledge of equity shares of Jaypee Infratech Limited (JIL), a subsidiary of the Company, held by the Company in favor of lenders of JIL, namely, ICICI Bank Limited, to give guarantee to lenders of JIL in connection with its loans and to fund any cost overrun in respect of the Project of JIL by means of subscription of equity shares of JIL/extending debt facilities to JIL, as specified to this notice seeking approval of the Members notwithstanding the fact that the aggregate of the investments so far made, securities so far provided, loans/guarantees so far given by the Company along with the proposed extension of security may exceed 60% of the Paid-up Capital and free reserves of the Company or 100% of its free reserves, whichever is more; authorize the Board of Directors of the Company to do all such acts, deeds or things as may be expedient or necessary to give effect to this Resolution

5.
Authorize Board of Directors of the Company, in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, (including any Committee of the Board constituted/to be constituted to exercise its power) to mortgage and/or charge, subject to the existing charges, immovable and movable properties of the Company, where so ever situate, present and future, in such manner as may be decided in consultation with the term lending Institutions/Banks/Debenture Trustees to or in favor of Bank of India, State Bank of Patiala and Axis Bank (as Trustees for NCDs) to secure: a) Corporate Loan of INR 500 Crores from Bank of India; b) Corporate Loan of INR 200 Crores from State Bank of Patiala; c) 3,000-11 80% Redeemable, Non Convertible Debentures (NCDs) of the Company of INR 10 Lacs each, aggregating INR 300 Crores, privately placed with Life Insurance Corporation of India (LIC), Axis Bank acting as Trustees for NCDs; together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs, charges, expenses and other monies payable by the Company to the said Banks and LIC under respective Loan Agreements/debenture subscription agreement entered/to be entered into by the Company in respect of the aforesaid loans & NCDs
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
6.
Authorize the Board of Directors of the Company, in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, to mortgage and/or charge, subject to the existing charges, immovable and moveable properties of the Company, where so ever situate, present and future as 1st charge on current assets of the Company and 2nd charge on the fixed assets of the Company in favor of Canara Bank, in such manner as may be decided in consultation with the said Canara Bank to secure additional Working Capital facilities aggregating INR 10 Crores granted by Canara Bank as a leader of consortium together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs, charges, expenses and other monies payable by the Company to the said lender under the agreements entered/to be entered into by the Company in respect of the aforesaid facility
		Mgmt	For	For
JOHN KEELLS HLDG PLC

Security:	Y4459Q103	Meeting Type:	AGM
Ticker:		Meeting Date:	26-Jun-2009
ISIN:	LK0092N00003	Agenda Number:	702006544

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve to read the notice convening the meeting	Mgmt	For	For
2.	Receive and approve the annual report and the financial statements of the Company for the FYE 31 MAR 2009 with the report of the Auditors thereon	Mgmt	For	For
3.	Re-elect Mr. Parakrama Devasiri Rodrigo as Director, who retires in terms of Article 84 of the Articles of Association of the Company	Mgmt	For	For
4.	Re-elect Ms. Sithie Subahniya Tiruchelvam as a Director, who retires in terms of Article 84 of the Articles of Association of the Company	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
5.	Re-elect Mr. Tarun Das as a Director of the Company	Mgmt	For	For
6.	Authorize the Directors to determine and make donations	Mgmt	For	For
7.	Re-appoint the Auditors and authorize the Directors to determine their remuneration	Mgmt	For	For
8.	Any other business	Non-Voting		*
KALINDEE RAIL NIRMAN (ENGINEERS) LTD

Security:	Y4522U115	Meeting Type:	AGM
Ticker:		Meeting Date:	26-Sep-2008
ISIN:	INE178D01010	Agenda Number:	701708438

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the audited annual accounts of the Company for the YE 31 MAR 2008 and the reports of the Directors and the Auditors thereon	Mgmt	For	For
2.	Re-appoint Mr. R.D. Sharma as a Director, who retires by rotation	Mgmt	For	For
3.	Re-appoint Mr. Shanti Narain as a Director, who retires by rotation	Mgmt	For	For
4.	Re-appoint Mr. S.K. Khanna as a Director, who retires by rotation	Mgmt	For	For
5.	Declare a final dividend on Equity Shares	Mgmt	For	For
6.	Re-appoint M/s Prem Arun Jain & Co., as the Auditors of the Company to hold office till the conclusion of the ensuing AGM and approve to fix their remuneration	Mgmt	For	For

KB FINANCIAL GROUP INC

Security:	Y46007103	Meeting Type:	AGM
Ticker:		Meeting Date:	27-Mar-2009
ISIN:	KR7105560007	Agenda Number:	701813710

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the financial statements	Mgmt	For	For
2.	Approve to change the Articles of Incorporation	Mgmt	For	For
3.	Elect the External Directors	Mgmt	For	For
4.	Elect the External Directors who is Audit Committee	Mgmt	For	For
5.	Approve the remuneration limit for the Director	Mgmt	For	For
KEPPEL CORPORATION LTD

Security:	Y4722Z120	Meeting Type:	OGM
Ticker:		Meeting Date:	24-Apr-2009
ISIN:	SG1U68934629	Agenda Number:	701860923

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.	Non-Voting		*
1.	Receive and adopt the Directors report and audited financial statements for the year ended 31 DEC 2008	Mgmt	For	For
2.	Declare a final tax-exempt [one-tier] dividend of 21 cents per share for the YE 31 DEC 2008	Mgmt	For	For
3.	Re-elect Mr. Yeo Wee Kiong as a Director, who retires pursuant to Article 81B of the Company’s Articles of Association	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
4.	Re-elect Mr. Choo Chiau Beng who retires pursuant to Article 81B of the Company’s Articles of Association	Mgmt	For	For
5.
Re-elect Mr. Sven Bang Ullring as a Director at the conclusion of this AGM pursuant to Section 153[6] of the Companies Act [Chapter 50] to hold office until the conclusion of the next AGM of the Company
		Mgmt	For	For
6.
Approve the remuneration of the Non-Executive Directors of the Company for the FYE 31 DEC 2008, comprising the following: a) the payment of the Director’s fees of an aggregate amount of SGD 570,000 in cash; and the award of an aggregate number of 14,000 existing ordinary shares in the capital of the Company [the ‘Remuneration Shares’] to Mr. Tony Chew Leong-Chee, Mr. Lim Hock San, Mr. Sven Bang Ullring, Tsao Yuan Mrs. Lee Soo Ann, Mrs. Oon Kum Loon, Mr. Tow Heng Tan and Mr. Yeo Wee Kiong as payment in part of their respective remuneration for the FYE 31 DEC 2008 as specified and authorize the Directors of the Company to instruct a 3rd party agency to purchase from the market 14,000 existing shares at such price as the Directors may deem fit and deliver the Remuneration Shares to each the Non-Executive Director in the manner [as specified] and to do all things necessary or desirable to give effect to the above
		Mgmt	For	For
7.	Re-appoint the Auditors and authorise the directors of the Company to fix their Remuneration	Mgmt	For	For
8.
Authorize the Board of Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore, and Article 48A of the Company’s Articles of Association, to: a) i) issue shares in the capital of the Company [‘Shares’] whether by way of right, bonus or otherwise, and including any Capitalization pursuant to Article 124 of the Company’s Articles of Association of any sum for the time being standing to the credit of any of the Company’s reserve accounts or any sum standing to the credit of the profit and loss account or otherwise available for distribution; and/or ii) make or grant offers, agreements or options that
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

might or would require Shares to be issued [including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into Shares] [collectively ‘Instruments’], at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and b) [notwithstanding that the authority so conferred by this resolution may have ceased to be in force] issue Shares in pursuance of any Instrument made or granted by the Directors while the authority was in force, provided that: 1) the aggregate number of Shares to be issued pursuant to this resolution [including Shares to be issued in pursuance of Instruments made or granted pursuant thereto and any adjustments effected under any relevant Instrument], does not exceed 50% of the issued share capital of the Company [as specified], of which the aggregate number of Shares to be issued other than on a pro rata basis to shareholders of the Company [including Shares to be issued in pursuance of Instruments made or granted pursuant to this resolution and any adjustments effected under any relevant Instrument] does not exceed 10% of the total number of shares [excluding treasury shares] at any time and upon such terms and conditions and for such purpose and to such persons as the Directors of the Company may in their absolute discretion deem fit; 2) [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited[‘SGX-ST’]] for the purpose of determining the aggregate number of Shares that may be issued [as specified], the percentage of issued Shares shall be calculated based on the issued Shares in the capital of the Company as at the date of the passing of this resolution after adjusting for: i) new Shares arising from the conversion or exercise of convertible securities or employee share options or vesting of share awards outstanding or subsisting as at the date of the passing of this resolution; and ii) any subsequent consolidation or sub-division of Shares; 3) the 50% limit in sub-paragraph [1][a] above may be increased to 100 % for the Company to undertake pro rata renounceable rights issues [4] in exercising the authority granted under

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

this resolution, the Company shall comply with the provisions of the Companies Act, the listing manual for the time being in force [unless such compliance has been waived by the SGX-ST and the Articles of Association for the time being of the Company in exercising to make or grant Instruments [including the making of any adjustments under the relevant Instrument], the Company shall comply with the provisions of the listing manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of Association for the time being of the Company; and [Authority expires at the conclusion of the next AGM required by the law]

9.
Authorize the Directors of the Company to purchase or otherwise acquire Shares not exceeding in aggregate the Maximum Limit [Maximum Limit means that number of issued Shares representing 10%, of the total number of issued Shares as at the date of the last annual general meeting or at the date of the passing of this Resolution whichever is higher unless the Company has effected a reduction of the share capital of the Company in accordance with the applicable provisions of the Companies Act, at any time during the Relevant Period, in which event the total number of issued Shares shall be taken to be the total number of issued Shares as altered excluding any treasury Shares that may be held by the Company from time to time], at such prices as may be determined by the directors of the Company from time to time up to the Maximum Price [in relation to a Share to be purchased or acquired, means the purchase price excluding brokerage, stamp duties, commission, applicable goods and services tax and other related expenses which is a] in the case of a Market Purchase, 105% of the Average Closing Price and b] in the case of an Off-Market Purchase pursuant to an equal access scheme, 120% of the Average Closing Price] to market purchase each a Market Purchase on the SGX-S; and/or b] off-market purchase each an Off-Market Purchase in accordance with any equal access scheme as may be determined or formulated by the Directors of the Company as they consider fit, which scheme shall satisfy all the conditions prescribed by the Companies Act; and otherwise in accordance
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

with all other laws and regulations, including but not limited to, the provisions of the Companies Act and listing rules of the SGX-ST as may for the time being be applicable, and approved generally and unconditionally the Share Purchase Mandate [authority expires whichever is earlier at the conclusion of next AGM of the Company is held or is required by law to be held]; to complete and do all such acts and things including without limitation, executing such documents as may be required as they and/or he may consider necessary, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorised by this Resolution

10.
Authorize the Company, for the purposes of Chapter 9 of the Listing Manual of the SGX-ST, its subsidiaries and target associated companies as defined in Appendix 2 to this Notice of AGM Appendix 2, or any of them, to enter into any of the transactions falling within the types of Interested person transactions described in Appendix 2, with any person who falls within the classes of Interested Persons described in Appendix 2, provided that such transactions are made on normal commercial terms and in accordance with the review procedures for Interested Person Transactions remuneration. as set out in Appendix 2 the IPT Mandate [authority expires whichever is earlier at the date that the next AGM is held or is required by law to be held] to take such action as it deems proper in respect of such procedures and/or to modify or implement such procedures as may be necessary to take into consideration any amendment to Chapter 9 of the Listing Manual of the SGX-ST which may be prescribed by the SGX-ST from time to time and 4] the directors of the Company and/or any of them to complete and do all such acts and things [including, without limitation, executing such documents as may be required] as they and/or he may consider necessary, expedient, incidental or in the interests of the Company to give effect to the IPT Mandate and/or this resolution
		Mgmt	For	For
	Transact any other business	Non-Voting		*

KEPPEL LAND LTD, SINGAPORE

Security:	V87778102	Meeting Type:	EGM
Ticker:		Meeting Date:	24-Apr-2009
ISIN:	SG1R31002210	Agenda Number:	701864503

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.1	Approve the addition to Articles of Association	Mgmt	Abstain	Against
KEPPEL LAND LTD, SINGAPORE

Security:	V87778102	Meeting Type:	AGM
Ticker:		Meeting Date:	24-Apr-2009
ISIN:	SG1R31002210	Agenda Number:	701864995

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Adopt the Directors report and audited financial statements	Mgmt	For	For
2.	Declare a final dividend to which the Dividend Reinvestment Scheme shall apply	Mgmt	For	For
3.	Re-elect Mr. Khor Poh Hwa	Mgmt	For	For
4.	Re-elect Mrs. Lee Ai Ming	Mgmt	For	For
5.	Re-elect Mr. Choo Chiau Beng	Mgmt	For	For
6.	Re-elect Mr. Teo Soon Hoe	Mgmt	For	For
7.	Approve the Directors fees of SGD 685,000 for the year ended 31 DEC 2008	Mgmt	For	For
8.	Re-appoint Ernst & Young as the Auditors and authorize the Directors to fix their remuneration	Mgmt	For	For
9.	Authorize the Directors to issue shares and instruments	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
10.	Authorize the Directors to issue new shares to shareholders of the Company	Mgmt	For	For
11.	Authorize the Directors to allot and issue shares pursuant to the application of the Dividend Reinvestment Scheme	Mgmt	For	For
12.	Approve the renewal of the share purchase mandate	Mgmt	For	For
13.	Approve the renewal of interested persons transaction mandate	Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
KNM GROUP BHD

Security:	Y4810F101	Meeting Type:	AGM
Ticker:		Meeting Date:	24-Jun-2009
ISIN:	MYL7164OO006	Agenda Number:	701983288

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	To receive the audited financial statements of the company for the FYE 31 DEC 2008 and the reports of the Directors and the Auditors	Non-Voting		*
1.	Re-elect Dato’ Ab Halim Bin Mohyiddin as a Director who retire pursuant to Article 127 of the Company’s Articles of Association	Mgmt	For	For
2.	Re-elect Mr. Lee Hui Leong as a Director who retire pursuant to Article 127 of the Company’s Articles of Association	Mgmt	For	For
3.	Re-elect Mr. Chew Fook Sin as a Director who retire pursuant to Article 127 of the Company’s Articles of Association	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
4.	Approve the Directors’ fees of MYR 613,000 for the FYE 31 DEC 2008	Mgmt	For	For
5.	Re-appoint Messrs. KPMG as the Auditors of the Company and authorize the Directors to fix their remuneration	Mgmt	For	For
6.
Authorize the Directors, subject to the Companies Act, 1965 and the Articles of Association of the Company, the Directors empowered, pursuant to section 132D of the Companies Act, 1965, to allot and issue shares in the Company at any time and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion deem fit, provided that the aggregate number of shares to be issued does not exceed 10% of the issued and paid-up share Capital of the Company for the time being and to obtain the approval for the listing of and quotation for the additional shares so issued on bursa Malaysia securities Berhad; and [Authority expires at the conclusion of the next AGM of the Company]
		Mgmt	For	For
7.
Authorize the Company, subject to the Company’s compliance with all the applicable rules, regulations, orders and guidelines made pursuant to the Companies Act, 1965 [the Act], the Company’s Memorandum and Articles of Association and the listing requirements of Bursa Malaysia securities Berhad [Bursa Securities], to purchase at any time such amount of ordinary shares of MYR 0.25 each in the Company as may be determined by the Directors of the Company from time to time through bursa securities upon such terms and conditions as the Directors in their absolute discretion deem fit and expedient in the interest of the Company [proposed share buy-back mandate] provided that: [i] the aggregate number of ordinary shares which may be purchased by the Company at any point of time pursuant to the proposed share buy-back mandate shall not exceed 10% of the total issued and paid-up share capital of the Company; [ii] the amount of funds to be allocated by the Company pursuant to the proposed share buy-back mandate shall not exceed the retained earnings and share premium of the Company as at 31 DEC 2008; and [iii] the shares so purchased by the Company pursuant to the proposed share buy-back mandate may
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

at the discretion of the Directors be: [a] cancelled; or [b] retained as treasury shares and/or retained for distribution as dividends to the shareholders or be resold on the market of bursa securities; or [c] partially retained as treasury shares with the remainder being cancelled; or in any other manner as prescribed by the act, rules, regulations and orders made pursuant to the act and the listing requirements of bursa securities and any other relevant authority for the time being in force; and [Authority expires at the conclusion of the next AGM of the company, or the expiration of the period within which the next AGM is required to be held pursuant to section 143[1] of the act [but shall not extend to such extensions as may be allowed pursuant to Section 143[2] of the act]]; and complete and do all such acts and things as they may consider expedient or necessary to implement and give effect to the proposed share buy-back mandate

8.
Authorize the Company and/or its subsidiaries [KNM group] to enter into all arrangements and/or transactions involving the interests of Directors, major shareholders or persons connected with the Directors and/or major shareholders of KNM group [related parties] as specified in section 2.4 of the statement/circular to shareholders dated 02 JUN 2009 provided that such arrangements and/or transactions are: [i] recurrent transactions of a revenue or trading nature; [ii] necessary for the day-to-day operations; [iii] carried out in the ordinary course of business on normal commercial terms which are not more favorable to related parties than those generally available to the public; and [iv] are not to the detriment of the minority shareholders, [proposed recurrent RPT mandate]; and [Authority expires the earlier or at the conclusion of the next AGM of the Company, or the expiration of the period within which the next AGM is required to be held pursuant to section 143[1] of the act [but shall not extend to such extensions as may be allowed pursuant to section 143[2] of the act]]; and to complete and to do all such acts and things [including executing all such documents as may be required] as they may consider expedient or necessary to give effect to the proposed recurrent RPT mandate
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.1	Approve the alterations, modifications or additions to the Articles of Association of the Company as specified	Mgmt	Abstain	Against
	Transact any other business	Non-Voting		*
KOOKMIN BANK, SEOUL

Security:	Y4822W100	Meeting Type:	EGM
Ticker:		Meeting Date:	25-Aug-2008
ISIN:	KR7060000007	Agenda Number:	701664977

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the Stock Exchange Plan to establish a holding Company	Mgmt	For	For
2.	Approve the amendment of Articles in the endowment of stock option	Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN THE TEXT OF RESOLUTIONS. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
KOREA ZINC CO LTD, SEOUL

Security:	Y4960Y108	Meeting Type:	AGM
Ticker:		Meeting Date:	27-Feb-2009
ISIN:	KR7010130003	Agenda Number:	701809494

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the financial statements	Mgmt	For	For
2.	Elect the Director	Mgmt	For	For
3.	Elect the Audit Committee Member	Mgmt	For	For
4.	Approve the remuneration limit for the Director	Mgmt	For	For
5.	Approve to change the severance payment for the Director	Mgmt	For	For
LANCO INFRATECH LTD

Security:	Y5144P103	Meeting Type:	OTH
Ticker:		Meeting Date:	11-Apr-2009
ISIN:	INE785C01030	Agenda Number:	701851772

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT. A PHYSICAL MEETING IS NOT BEING HELD FOR THIS COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS ARE NOT VALID FOR THIS MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED CUTOFF DATE. THANK YOU
		Non-Voting		*
1.
Appoint M/s. Brahmayya & Co, Chartered Accountants and M/s. Pricewaterhouse, Chartered Accountants as the Joint Auditors of the Company for the FY 2008-09 pursuant to the provisions of Section 224 and other applicable provisions of the Companies Act 1956, to hold office up to the conclusion of the next AGM at a remuneration as may be decided by the Board of Directors of the Company
		Mgmt	For	For

LANCO INFRATECH LTD

Security:	Y5144P103	Meeting Type:	EGM
Ticker:		Meeting Date:	25-Jun-2009
ISIN:	INE785C01030	Agenda Number:	701991881

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Approve, pursuant to the provisions of Section 94 and other applicable provisions of the Companies Act, 1956, the authorized share capital of the Company be increased from INR 250,00,00,000 divided into 25,00,00,000 equity shares of INR 10 each to INR 500,00,00,000 divided into 50,00,00,000 equity shares of INR 10 each by creation of an additional 25,00,00,000 equity shares of INR 10 each ranking pari passu with the existing share capital; that the existing Clause V of the Memorandum of Association of the Company be altered to read as specified: V the authorized share capital of the Company is INR 500,00,00,000 divided into 50,00,00,000 equity shares of INR 10 each; the Company shall have the power to increase or reduce the share capital to issue any shares with special rights or privileges as to voting, dividends, repayment of capital or otherwise or to subject the same to any restriction, limitations and conditions and to vary, modify or abrogate any such right, privileges, restrictions or conditions; the rights of the holders of any class of shares for the time being forming part of the capital of the Company may be modified; affected, varied, extended or surrendered
		Mgmt	For	For
S.2
Approve pursuant to the provisions of Section 31 and other applicable provisions of the Companies Act, 1956, the existing Article 5 of Articles of Association of the Company be altered to read as specified: the authorized share capital of the Company is INR 500,00,00,000 divided into 50,00,00,000 equity shares of INR 10 each
		Mgmt	For	For
S.3
Approve, pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act,1956 [including any amendments thereto or re-enactment thereof] [the Act] and all other applicable laws and regulations including the Foreign Exchange Management Act, 1999, the Foreign Exchange Management [transfer or issue of security by
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

a person resident outside India] regulations, 2000, any statutory modification(s) or re-enactment thereof, for the time being in force and such other statutes, notifications, clarifications, circulars, rules and regulations as may be applicable and relevant, as amended from time to time, if any, issued by the Government of India [the GOI], the Securities and Exchange Board of India [the SERI], the Reserve Bank of India [the RBI], Company with the stock exchanges where the shares of the Company are listed, and any other applicable laws, rules such approvals, consents, permissions and sanctions, if any, of the GOI, RBI, SEBI, Stock Exchanges and any other relevant statutory, governmental authorities or departments, institutions or bodies [the Concerned Authorities] in permissions as may be necessary or which may be agreed to by the Board of Directors of the Company [hereinafter referred to as the Board, which term shall include any committee constituted by the Board or any person(s) authorized by the Board to exercise the powers conferred on the Board by this Resolution], the consent of the Company be and is hereby accorded to the Board to create, issue, offer and allot [including with provisions for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons including employees of the Company as may be permitted], equity shares and/or equity shares through depository receipts including American Depository Receipts, Global Depository Receipts and/or Convertible Bonds, Convertible Debentures, fully or partly, and/or other securities convertible into Equity Shares at the option of the Company and/or the holder(s) of such securities, and/or securities linked to equity shares and/or securities with or without detachable/non-detachable warrants and/or warrants with a right exercisable by the warrant-holder to subscribe for equity shares and/or any instruments or securities representing either equity shares, secured premium notes, and/or any other financial instruments which would be converted into/ exchanged with equity shares at a later date [the Securities] as the Board at its sole discretion or in consultation with underwriters, merchant bankers, financial advisors or legal advisors may at any time decide, by way of one or more public, follow-on,

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

preferential issues or private offerings in domestic and/or one or more international market(s), with or without a green shoe option, or private placement or issued/allotted through Qualified Institutions Placement in accordance with the Guidelines for Qualified Institutions Placement prescribed under Chapter XIII-A of the SEBI [Disclosure and Investor Protection] Guidelines, 2000, as amended, or by any one or more or a combination of the above model/methods or otherwise and at such time or times and in 1 or more tranches, whether rupee denominated or denominated in foreign currency, to any eligible Qualified Institutional Buyers including Foreign Institutional Investors, resident/non-resident investors [whether institutions, incorporated bodies, mutual funds, individuals or otherwise], Venture Capital Funds [foreign or Indian], Indian and/or Multilateral Financial Institutions, Mutual Funds, Non-Resident Indians, stabilizing agents and/or any other categories of investors, whether they be holders of shares of the Company or not [collectively called the Investors] whether or not such Investors are members of the Company as may be deemed appropriate by the Board and permitted under applicable laws and regulations, resulting in the issue of an aggregate amount not exceeding INR 2,500 Crores or equivalent thereof and on such terms and conditions and timing of the issue(s)/offering(s) including the investors to whom the securities are to be issued, issue price, number of securities to be issued, creation of mortgage/ charge in accordance with Section 293(1)(a) of the Companies Act, 1956 in respect of any Securities as may be required either on pari passu basis or otherwise, the stock exchanges on which such securities will be listed, finalization of allotment of the securities on the basis of the subscriptions received, face value, rate of interest, redemption period, manner of redemption, amount of premium on redemption, the number of equity share to be allotted on redemption/conversion, the ratio, period of conversion, fixing of record date or book closure dates, and any other matter in connection with, or incidental to, the issue, in consultation with the merchant bankers or other advisors or otherwise, as the Board at its sole discretion may decide together with

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

any amendments or modifications thereto; the securities to be created, issued, offered and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company and the equity shares allotted in terms of this resolution shall rank pari passu in all respects with the existing equity shares of the Company; without prejudice to the generality of the above, subject to applicable laws and subject to approval, consents, permissions, if any of any governmental body, authority or regulatory institution including any conditions as may be prescribed in granting such approval or permissions by such governmental authority or regulatory institution, the aforesaid Securities may have such features and attributes or any terms or combination of terms that provide for the tradability and free transferability thereof in accordance with the prevailing practices in the capital markets including but not limited to the terms and conditions for issue of additional Securities and such of these securities to be issued as are not subscribed may be disposed of by the Board in such manner and/or on such terms including offering or placing them with banks/financial institutions/mutual funds or otherwise, as the Board may deem fit and proper in its absolute discretion, subject to applicable laws, regulations and guidelines; and authorize the Board, without prejudice to the generality of the foregoing, to prescribe with respect to the aforesaid issue of the securities all or any of the terms or any combination of terms thereof in accordance with local and/or international practice including but not limited to conditions in relation to the offer, issue and allotment of the securities, payment of interest, dividend, premium and redemption or early redemption of securities, debt service payments and any other payments whatsoever, voting rights and all such terms as are provided in domestic and/or international offerings of this nature including terms for such issue, or variation of the price or period of conversion of any securities into equity shares or issue of equity shares during the duration of the Securities or terms pertaining to early redemption of securities and/or conversion into equity shares as the Board may in its sole discretion deem appropriate; to do such acts, deeds and things

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
as they, in its absolute discretion, may deem necessary or desirable in connection with the issue of the Securities and to give effect to these resolutions .....contd;

.....contd; including, without limitation, the following: i) seeking, if required, the consent of the Company’s lenders, parties with whom the Company has entered into various commercial and other agreements, all concerned government and regulatory authorities in or outside India, and any other consents that may be required in connection with the issue and allotment of the Securities; ii) giving or authorizing the giving of such undertakings, declarations, affidavits, certificates, consents and authorities as may be required from time to time by concerned persons; and iii) settling any questions, difficulties or doubts that may arise in regard to any such issue or allotment of securities as it may in its absolute discretion deem fit; for the purpose of giving effect to the above resolution and any offer, issue and allotment of securities, to take all such actions, give such directions and to do all such acts, deeds and things as may be necessary, desirable or incidental thereto and matters connected therewith including without limitation the entering into of arrangements/agreements for underwriting, marketing, listing of Securities, trading, appointment of Lead Manager(s), Advisor(s),
Registrar(s), paying and conversion agent(s) and any other advisors, professionals and intermediaries and all such agencies as may be involved or concerned in such offerings of Securities and to issue and sign all deeds, documents, instruments and writings and to pay any fees, commission, costs, charges and other outgoings in relation thereto and to settle all questions whether in India or abroad, for the issue and to do all requisite filings with SEBI, the stock exchanges, the GOI, the RBI, if required and any other concerned authority in India or outside, and to do all such acts and things as may be necessary and expedient for, and incidental and ancillary to the issue, and to give such directions that may be necessary or arise in regard to or in connection with any such offer, issue or allotment of Securities and utilization of the issue proceeds, as it may, in its absolute discretion, deem fit and any such action, decision
		Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

or direction of the Board shall be binding on all members; for the purpose of giving effect to the above resolutions and any offer, issue and allotment of securities, the Board hereby constitutes a Special Committee of the Board named the Issue Committee consisting of the following Directors, namely: Dr. Pamidi Kotaiah; Sri P. Narasimharamulu; Dr. Uddesh Kumar Kohli; Sri G.Bhaskara Rao and Sri G. Venkatesh Babuor, any of the powers herein conferred to give effect to the aforesaid resolutions to the Issue Committee and further authorizes the Issue Committee to take all such steps and to do all such acts, deeds, matters and things and accept any alterations or modification(s) as they may deem fit and proper and give such directions as may be necessary to settle any question or difficulty that may arise in regard to issue and allotment of equity shares including but not limited to: a) to decide on the timing, pricing and all the terms and conditions of the issue, including the price, and to accept any amendments, modifications, variations or alterations thereto; b) approving the offer document and filing the same with the any authority or persons as may be required; c) to affix the Common Seal of the Company on any agreement(s)/documents as may be required to be executed in connection with the above, in the presence of any Director of the Company and persons authorized who shall sign the same in token thereof; d) arranging the delivery and execution of all contracts, agreements and all other documents, deeds, and instruments as may be required or desirable in connection with the issue of equity shares by the Company; e) opening such banks accounts and demat accounts as may be required for the transaction; f) to do all such acts, deeds, matters and things and execute all such other documents and pay all such fees, as it may, in its absolute discretion, deem necessary or desirable for the purpose of the transactions; g) to make all such necessary applications with the appropriate authorities and make the necessary regulatory filings in this regard; h) making applications for listing of the equity shares of the Company on 1 or more stock exchange(s)and to execute and to deliver or arrange the delivery of the listing agreement(s) or equivalent documentation to

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
the concerned stock exchange(s); and i) to authorize or delegate all or any of the powers herein above conferred to any or more persons, if need be
LAND AND HOUSE PUBLIC CO LTD

Security:	Y5172C180	Meeting Type:	AGM
Ticker:		Meeting Date:	28-Apr-2009
ISIN:	TH0143010Z08	Agenda Number:	701917152

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU	Non-Voting		*
	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 546982 DUE TO DUE TO RECEIPT OF DIRECTORS NAMES. THANK YOU.	Non-Voting		*
1.	Approve to certify the minutes of the AGM of shareholders No. 1/2551	Non-Voting		*
2.	Acknowledge the report on the Company’s operating results in respect for the YE 31 DEC 2008	Non-Voting		*
3.	Approve the balance sheet and the profit and loss statements for the YE 31 DEC 2008	Non-Voting		*
4.	Approve the appropriation of the profits, distribution of dividends and legal reserve for the year 2008	Non-Voting		*
5.1	Appoint Mr. Anant Asavabhokhin as a Director replacing who retired by rotation	Non-Voting		*
5.2	Appoint Mr. Payong Sakdejyong as a Director replacing who retired by rotation	Non-Voting		*
5.3	Appoint Mr. Chalerm Kietitanabumroong as a Director replacing who retired by rotation	Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
5.4	Appoint Mr. Adirom Thananum-narapool as a Director replacing who retired by rotation	Non-Voting		*
5.5	Appoint Mr. Naporn Sunthornchitcharoen as a Director replacing who retired by rotation	Non-Voting		*
5.6	Appoint Mr. Adisak Atirartkul as a Director replacing who retired by rotation	Non-Voting		*
5.7	Appoint Mr. Pratip Wongnirund as a Director replacing who retired by rotation	Non-Voting		*
5.8	Appoint Mr. Pakhawat Kovithvathanaphong as a Director replacing who retired by rotation	Non-Voting		*
5.9	Appoint Dr. Siri Ganjarerndee as a Director replacing who retired by rotation	Non-Voting		*
5.10	Appoint Dr. Seek Ngee Huat as a Director replacing who retired by rotation	Non-Voting		*
5.11	Appoint Mr. Lin Swe Guan as a Director replacing who retired by rotation	Non-Voting		*
6.	Approve the remuneration to Directors for year 2009	Non-Voting		*
7.	Appoint the Auditors and fix their remuneration	Non-Voting		*
8.	Approve the issuance and offering for sale of debenture with total value of up to 10 billion BAHT	Non-Voting		*
9.	Any other business [if any]	Non-Voting		*
LG CHEM LTD, SEOUL

Security:	Y52758102	Meeting Type:	EGM
Ticker:		Meeting Date:	23-Jan-2009
ISIN:	KR7051910008	Agenda Number:	701789185

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the spin-off	Mgmt	For	For

LG CHEM LTD, SEOUL

Security:	Y52758102	Meeting Type:	AGM
Ticker:		Meeting Date:	20-Mar-2009
ISIN:	KR7051910008	Agenda Number:	701826945

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.	Non-Voting		*
1.	Approve the financial statement	Mgmt	For	For
2.	Approve the partial amendment to Articles of Incorporation	Mgmt	Abstain	Against
3.	Elect the Directors	Mgmt	For	For
4.	Approve the limit of remuneration for the Directors	Mgmt	For	For
LG ELECTRONICS INC NEW

Security:	Y5275H177	Meeting Type:	AGM
Ticker:		Meeting Date:	13-Mar-2009
ISIN:	KR7066570003	Agenda Number:	701816425

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the financial statement	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
2.	Approve the partial amendment to the Articles of Incorporation	Mgmt	Abstain	Against
3.	Elect the Directors: Outside Directors — 2 persons [Messrs. Kim, Sang Hee, Lee, Kyu Min]	Mgmt	For	For
4.	Elect the Audit Committee Member as Outside Directors — 2 persons [Messrs. Kim, Sang Hee, Hong, Sung Won]	Mgmt	For	For
5.	Approve the remuneration limit for the Director	Mgmt	For	For
6.	Approve the change of Severance Payment for Director	Mgmt	Abstain	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF NAMES IN RESOLUTIONS 3 AND 4. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
LIANHUA SUPERMARKET HLDGS CO LTD

Security:	Y5279F102	Meeting Type:	AGM
Ticker:		Meeting Date:	27-May-2009
ISIN:	CNE1000003P2	Agenda Number:	701954782

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 558537 DUE TO ADDITION OF RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Approve the report of the Board of Directors of the Company [the Board] for the YE 31 DEC 2008	Mgmt	For	For
2.	Approve the report of the Supervisory Committee	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
of the Company for the YE 31 DEC 2008
3.	Approve the consolidated audited financial statements of the Company and the report of the international Auditors for the YE 31 DEC 2008	Mgmt	For	For
4.	Approve the profit distribution proposal of the Company and the relevant declaration and payable of a final dividend of RMB 0.15 per share [inclusive of tax] of the Company for the YE 31 DEC 2008	Mgmt	For	For
5.
Re-appoint Shanghai Certified Public Accountants as the Company’s PRC Auditors and PricewaterhouseCoopers as the Company’s International Auditors for the period from the conclusion of the AGM of the Company for the year 2008 to the conclusion of the AGM of the Company for the year 2009 and authorize the Board to fix their respective remuneration
		Mgmt	For	For
6.
Authorize the Board to determine, declare and pay the interim dividend of the Company for the 6 months ended 30 JUN 2009 provided that the aggregate amount of which shall not exceed 30% of the net profit [after taxation] of the Company for the same period
		Mgmt	For	For
7.I	Appoint Mr. Ma Xinsheng as a Non-Executive Director of the Company	Mgmt	For	For
7.II	Appoint Mr. Xu Bo as a Non-Executive Director of the Company	Mgmt	For	For
8.	Appoint Mr. Chen Jianjun as a Supervisor of the Company	Mgmt	For	For
9.
Re-appoint Shanghai Certified Public Accountants as the Company’s PRC Auditors and appoint Deloitte Touche Tohmatsu as the Company’s International Auditors from the conclusion of the AGM of the Company for the year 2008 to the conclusion of the AGM of the Company for the year 2009 and authorize the Board to fix their respective remuneration
		Mgmt	For	For
10.	Other matters	Mgmt	Abstain	For
S.1	Authorize the Directors of the Company [the Directors] an unconditional general mandate	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

to issue, allot and deal with additional overseas listed foreign shares in the capital of the Company with a Renminbi-denominated par value of RMB 1.00 each which shares are subscribed for and traded in Hong Kong Dollars [H Shares] and to make or grant offers, agreements and options in respect thereof, subject to the conditions: such mandate shall not extend beyond the relevant period, the aggregate nominal amount of shares allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Board otherwise than pursuant to i) a rights issue; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company, or any securities which are convertible into ordinary shares of the Company; and iii) any option scheme or similar arrangement for the time being adopted for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company, shall not exceed the aggregate of 20% of the aggregate nominal amount of the H Shares in issue at the date of passing of this Resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM or any applicable law to be held]

LIG INSURANCE CO LTD, SEOUL

Security:	Y5277H100	Meeting Type:	AGM
Ticker:		Meeting Date:	12-Jun-2009
ISIN:	KR7002550002	Agenda Number:	701967183

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

IN THE KOREAN MARKET, THE VOTE OPTION OF “ABSTAIN” IS DETERMINED TO BE ACCEPTABLE OR NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN’S REGULATIONS. PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE TO SEE IF THE RECIPIENT OF YOUR VOTING INSTRUCTIONS WILL TREAT “ABSTAIN” AS A VALID VOTE OPTION
		Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 567392 DUE TO ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
1.	Approve the financial statement	Mgmt	For	For
2.	Approve the partial amendment to the Articles of Incorporation	Mgmt	For	For
3.	Elect 1 Director and 3 Outside Directors	Mgmt	For	For
4.1	Elect the Auditor Committee Member as the Outside Directors	Mgmt	For	For
4.2	Elect the Auditor Committee Member as the Non-Outside Directors	Mgmt	For	For
5.	Approve the limit of remuneration for the Directors	Mgmt	For	For
MAANSHAN IRON & STL LTD

Security:	Y5361G109	Meeting Type:	AGM
Ticker:		Meeting Date:	16-Jun-2009
ISIN:	CNE1000003R8	Agenda Number:	701931176

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Approve the work report of the Board of Directors for the year 2008	Mgmt	For	For
2.	Approve the work report of the Supervisory Committee for the year 2008	Mgmt	For	For
3.	Approve the audited financial statements for the year 2008	Mgmt	For	For
4.	Approve the Profit Distribution Plan for the year 2008	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
5.	Appoint Ernst & Young Hua Ming and Ernst & Young as the Company’s Auditors for the year 2009 and authorize the Board of Directors to determine the remuneration of the Auditors based on that in 2008	Mgmt	For	For
6.	Approve the continued provision of guarantees for Ma Steel International Trade and Economics Corporation, a wholly-owned subsidiary of the Company	Mgmt	For	For
S.7
Approve the Company’s issuance of debt financing instrument of non-financial institutions in the inter-bank and bond market in an aggregate amount of not exceeding RMB 4 billion; that within 12 months from the date on which approval is obtained at the shareholders’ general meeting, the Company may issue debt financing instrument of non-financial institutions in the inter-bank and bond market of a principal amount in aggregate of not exceeding RMB 4 billion in the PRC; and authorize the Board of Directors by the shareholders’ general meeting to determine, within the regulatory framework, the specific terms and other relevant matters with respect to the actual issuance of such debt financing instrument of non-financial institutions in the inter-bank and bond market in accordance with the needs of the Company and market circumstances
		Mgmt	For	For
S.8
Approve the “Amendments to the Articles of Association of Maanshan Iron & Steel Company Limited” as specified and by the shareholders’ general meeting and authorize the Board of Directors to make appropriate modifications to the wordings of the “Amendments to the Articles of Association” pursuant to the requirements of the State’s relevant examination and approval authorities and to carry out other related matters
		Mgmt	For	For

MEDIATEK INCORPORATION

Security:	Y5945U103	Meeting Type:	AGM
Ticker:		Meeting Date:	10-Jun-2009
ISIN:	TW0002454006	Agenda Number:	701964606

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 542643 DUE TO RECEIPT OF DIRECTOR NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
A.1	The 2008 business operations	Non-Voting		*
A.2	The 2008 audited reports	Non-Voting		*
A.3	The status of endorsement and guarantee	Non-Voting		*
B.1	Approve the 2008 business reports and financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution proposed cash dividend: TWD 14per share	Mgmt	For	For
B.3	Approve the issuance of new shares from retained earnings, staff bonus proposed stock dividend: 2 for 1,000 shares held	Mgmt	For	For
B.4	Approve the revision to the procedures of monetary loans, endorsement and guarantee	Mgmt	For	For
B.5	Approve the revision to the procedures of asset acquisition or disposal	Mgmt	For	For
B61.1	Elect Mr. Ming-kai Tsai Shareholder No: 1 as a Director	Mgmt	For	For
B61.2	Elect Mr. Jyh-jer Cho Shareholder No: 2 as a Director	Mgmt	For	For
B61.3	Elect Mr. Ching-Jiang Hsieh Shareholder No: 11 as a Director	Mgmt	For	For
B61.4	Elect National Taiwan University Shareholder No: 23053 Representative: Mr. Ming-Je Tang as a Director	Mgmt	For	For
B61.5	Elect National Chiao Tung University/Shareholder No:23286 Representative: Mr. Chin-Teng Lin as a Director	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
B62.1	Elect National Tsing Hua University/Shareholder No:48657 Representative: Mr. Chung-Lang Liu as a Supervisor	Mgmt	For	For
B62.2	Elect National Cheng Kung University/Shareholder No:76347 Representative: Mr. Yan-Kuin Su as a Supervisor	Mgmt	For	For
B62.3	Elect Mediatek Capital Corp. Shareholder No: 2471 Representative: Mr. Paul Wang as a Supervisor	Mgmt	For	For
7.	Approve the proposal to release the prohibition on Directors from participation in competitive business	Mgmt	For	For
8.	Other issues and extraordinary motions	Mgmt	Abstain	For
MTR CORP LTD

Security:	Y6146T101	Meeting Type:	AGM
Ticker:		Meeting Date:	04-Jun-2009
ISIN:	HK0066009694	Agenda Number:	701925820

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive and consider the audited Statement of accounts and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend for the YE 31 DEC 2008	Mgmt	For	For
3.a	Re-elect Dr. Raymond Chien Kuo-fung as a member of the Board of Directors of the Company	Mgmt	For	For
3.b	Re-elect Mr. T. Brian Stevenson as a member of the Board of Directors of the Company	Mgmt	For	For
4.	Re-appoint KPMG as the Auditors of the Company	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
and authorize the Board of Directors to determine their remuneration
5.
Authorize the Directors, to allot, issue, grant, distribute and otherwise deal with additional shares and make, issue or grant offers, agreements, options warrants and other securities during or after the end of the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; and the aggregate nominal amount of share capital purchased by the Company subsequent to the Passing of this Resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution]; otherwise than pursuant to: i) a rights issue; or ii) any Option Scheme or similar arrangement for the time being adopted for the grant or issue to the members of the Executive Directorate and/or officers and/or employees of the Company and/or any of its subsidiaries of Shares or rights to acquire Shares, including without limitation pursuant to the Rules of the Company’s Pre-Global Offering Share Option Scheme, the Rules of the Company’s New Joiners Share Option Scheme and also the Rules of the Company’s 2007 Share Option Scheme; or iii) the exercise of rights of subscription or conversion under the terms of any warrants by the Company or any securities which are convertible into shares; or iv) any scrip dividend or similar arrangement provided for the allotment of Shares in lieu of the whole or part of a divided on Shares pursuant to the Articles of Association of the Company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is required by the Articles of Association of the Company or by Law to be held] and shares means shares of all classes in the capital of the Company and warrants and other securities which carry a right to subscribe or purchase shares in the Company
		Mgmt	For	For
6.
Authorize the Board of Directors, to purchase shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company may be listed and recognized
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

by the Securities and Futures Commission and the Stock Exchange in accordance with all applicable laws, including the Hong King Code on share repurchases and the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is required by the Articles of Association of the Company or by Law to be held]; and shares means shares of all classes in the capital of the Company and warrants and other securities which carry a right to subscribe or purchase shares in the Company

7.
Approve conditional upon the passing of Resolutions 5 and 6, the exercise by the Board of Directors of the powers referred to in Resolution 5 in respect of the share capital of the Company referred to in Resolution 5
		Mgmt	Abstain	Against
S.8	Amend Article 138 and Article 141 of the Articles of Association of the Company, as specified	Mgmt	Abstain	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
NEW ORIENTAL EDUCATION & TECHNOLOGY

Security:	647581107	Meeting Type:	Annual
Ticker:	EDU	Meeting Date:	11-May-2009
ISIN:	US6475811070	Agenda Number:	933065662

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
01	THE RESOLUTION AS SET OUT IN PARAGRAPH 1 OF THE NOTICE OF ANNUAL GENERAL MEETING REGARDING AMENDMENTS TO THE COMPANY’S 2006 SHARE INCENTIVE PLAN.	Mgmt	Abstain	*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
02	THE RESOLUTION AS SET OUT IN PARAGRAPH 2 OF THE NOTICE OF ANNUAL GENERAL MEETING REGARDING THE APPOINTMENT OF JOHN ZHUANG YANG AS AN INDEPENDENT DIRECTOR.	Mgmt	Abstain	*
NEW WORLD CHINA LAND LTD NWCL

Security:	G6493A101	Meeting Type:	EGM
Ticker:		Meeting Date:	31-Dec-2008
ISIN:	KYG6493A1013	Agenda Number:	701786660

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “IN FAVOR” OR “AGAINST” ONLY FOR RESOLUTIONS 1 AND 2. THANK YOU.	Non-Voting		*
1.
Approve and ratify the 3 participation agreements all dated 03 DEC 2008 entered into among (i) the Company; (ii) New World Development [China] Limited; (iii) Mr. Doo Wai-Hoi, William; and (iv) Golden Wealth Investment Limited [the Participation Agreements] [as specified] in respect of Golden Wealth Investment Limited’s participation in [Shanghai Juyi Real Estate Development Co., Ltd.], [Shanghai Trio Property Development Co., Ltd.] and [Shanghai New World Huai Hai Property Development Co., Ltd.], and the transactions contemplated thereunder; and authorize any one Director of the Company for and on behalf of the Company to take all steps necessary or expedient in his/her opinion to implement and/or give effect to the terms of the Participation Agreements and all transactions contemplated thereunder and all other matters incidental thereto or in connection therewith; and to execute all such documents, instruments and agreements and to do all such acts or things incidental to, ancillary to or in connection with the matters contemplated under the Participation Agreements
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
2.
Approve and ratify, upon the passing of the Ordinary Resolution 1, the Sale and Purchase Agreement dated 03 DEC 2008 entered into among (i) the Company; (ii) New World Development [China] Limited; (iii) New World China Property Limited; (iv) Mr. Doo Wai- Hoi, William; (v) Stanley Enterprises Limited; (vi) Grand China Enterprises Limited; and (vii) Golden Wealth Investment Limited [the Agreement] [as specified] relating to the acquisition by the Company [through its wholly-owned subsidiaries] of additional interests in Ramada Property Ltd., Faith Yard Property Limited, Fortune Star Worldwide Limited and [Shanghai New World Huai Hai Property Development Co., Ltd.], and the disposal by the Company [through its wholly-owned subsidiary or itself] of interests in [Shanghai Juyi Real Estate Development Co., Ltd.] and [Shanghai New World Shangxian Lane Development Ltd.], and the transactions contemplated thereunder and authorize any one Director of the Company for and on behalf of the Company to take all steps necessary or expedient in his/her opinion to implement and/or give effect to the terms of the Agreement and all transactions contemplated thereunder and all other matters incidental thereto or in connection therewith; and to execute all such documents, instruments and agreements and to do all such acts or things incidental to, ancillary to or in connection with the matters contemplated under the Agreement
		Mgmt	For	For
NHN CORP, SONGNAM

Security:	Y6347M103	Meeting Type:	AGM
Ticker:		Meeting Date:	30-Mar-2009
ISIN:	KR7035420009	Agenda Number:	701834067

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.	Non-Voting		*
1.	Approve the financial statements	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
2.	Approve to change the Articles of Incorporation	Mgmt	Abstain	Against
3.	Elect the Director	Mgmt	For	For
4.	Elect the Audit Committee Member	Mgmt	For	For
5.	Approve the remuneration limit for the Director	Mgmt	For	For
6.	Approve to change the severance payment for the Director	Mgmt	Abstain	Against
7.	Approve the Company split	Mgmt	Abstain	Against
PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI INDONESIA

Security:	Y71474137	Meeting Type:	EGM
Ticker:		Meeting Date:	19-Sep-2008
ISIN:	ID1000099104	Agenda Number:	701697142

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve to filling the vacant position on the Board of Commissioners	Mgmt	For	For
2.
Approve the extension of the term of the Company Board of Commissioners, which Members were elected in EGM of shareholders dated 03 OCT 2004, until the closing of the Company AGM of shareholder in 2009
		Mgmt	For	For

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI INDONESIA

Security:	Y71474137	Meeting Type:	AGM
Ticker:		Meeting Date:	12-Jun-2009
ISIN:	ID1000099104	Agenda Number:	701978061

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the Board of Directors report for book year 2008 including the Board of Commissioners report regarding their supervision duty	Mgmt	For	For
2.	Ratify the financial report and the partnership and community development program for book year 2008	Mgmt	For	For
3.	Approve the utilization of Company net profit for Book Year 2008	Mgmt	For	For
4.	Approve the determination on remuneration for the Board of Management for book year 2009	Mgmt	For	For
5.	Authorize the Board of Directors to appoint Independent Public Accountant to audit Company’s books for book year 2009 and approve to determine their honorarium	Mgmt	For	For
6.	Approve the implementation of regulation of the Ministry of State owned enterprise no. per 05/mbu/2008	Mgmt	For	For
7.	Approve the change in the Board of Management structure	Mgmt	Abstain	Against
PETROCHINA CO LTD

Security:	Y6883Q104	Meeting Type:	EGM
Ticker:		Meeting Date:	31-Jul-2008
ISIN:	CNE1000003W8	Agenda Number:	701636865

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.1
Approve the resolution regarding the issue of Domestic Corporate Bonds in principal amount not exceeding RMB 60 billion within 2 years after the date of such resolution passed at the EGM of the Company and authorize the Directors to deal with all matters in connection with the issue of Domestic Corporate Bonds
		Mgmt	For	For

PETROCHINA CO LTD

Security:	Y6883Q104	Meeting Type:	EGM
Ticker:		Meeting Date:	21-Oct-2008
ISIN:	CNE1000003W8	Agenda Number:	701980422

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Approve and ratify, the New Comprehensive Agreement entered into between the Company and China National Petroleum Corporation; approve the Non-Exempt Continuing Connected Transactions and the proposed caps of the Non Exempt Continuing Connected Transactions under the New Comprehensive Agreement and the revised Non Exempt annual caps, which the Company expects to occur in the ordinary and usual course of business of the Company and its subsidiaries, as the case may be, and to be conducted on normal commercial terms; and approve and ratify the execution of the New Comprehensive Agreement by Mr. Zhou Mingchun, Chief Financial Officer for and on behalf of the Company and authorize Mr. Zhou Mingchun to make any amendment to the New Comprehensive Agreement as he thinks desirable and necessary and to do all such further acts and things and execute such further documents and take all such steps which in his opinion may be necessary, desirable or expedient to implement and/or give effect to the terms of such transactions
		Mgmt	For	For
2.
Approve and ratify, the Supplemental Agreement to the CRMSC products and Services Agreement between the Company and China Railway Materials and Suppliers Corporation (as attached to the resolution); approve the Non-Exempt Continuing Connected Transactions under, and the proposed caps in respect of, the supplemental agreement to the CRMSC products and services agreement which the Company expects to occur in the ordinary and usual course of business of the Company and its subsidiaries, as the case may be, and to be conducted on normal commercial terms; and approve and ratify the execution of the CRMSC products and services agreement by Mr.
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Zhou Mingchun, Chief Financial Officer for and on behalf of the Company and authorize Mr. Zhou Mingchun, to make any amendment to the CRMSC products and services agreement as he thinks desirable and necessary and to do all such further acts and things and execute such further documents and take all such steps which in his opinion may be necessary, desirable or expedient to implement and/or give effect to the terms of such transactions

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
PETROCHINA CO LTD

Security:	Y6883Q104	Meeting Type:	AGM
Ticker:		Meeting Date:	12-May-2009
ISIN:	CNE1000003W8	Agenda Number:	701899998

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 548783 DUE TO CHANGE IN VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
1.	Approve the report of the Board of Directors of the Company for the year 2008	Mgmt	For	For
2.	Approve the report of Supervisory Committee of the Company for the year 2008	Mgmt	For	For
3.	Approve the audited financial statements of the Company for the year 2008	Mgmt	For	For
4.	Approve the declaration and payment of the final dividends for the YE 31 DEC 2008 in the amount and in the manner recommend by the Board of Directors	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
5.	Authorize the Board of Directors to determine interim dividend	Mgmt	For	For
6.
Approve the continuation of appointment of PricewaterhouseCoopers, Certified Public Accountants, as the International Auditors of the Company and PricewaterhouseCoopers Zhong Tian CPAs Company Limited, Certified Public Accountants, as the Domestic Auditors of the Company, for the year 2009 and authorize the Board of Directors to fix their remuneration
		Mgmt	For	For
S.7
Authorize the Board of Directors, granted an unconditional general mandate to separately or concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares of the Company, provided that the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted shall not exceed 20% of each of the existing domestic shares and overseas listed foreign shares of the Company in issue as at the date of this resolution, and to execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the issue of such shares; [Authority expire after the 12 month period following the passing of this resolution]; and to make such amendments to the Articles of Association of the Company as it thinks fit so as to increase the registered share capital of the Company and reflect the new capital structure of the Company upon the allotment and issuance of shares of the Company as contemplated in this Resolution, in order to facilitate the issuance of shares in accordance with this resolution in a timely manner, to establish a special committee of the Board of Directors comprising Mr. Jiang Jiemin, Mr. Zhou Jiping and Mr. Wang Guoliang and authorize such committee to exercise all such power granted to the Board of Directors to execute and do all such documents, deeds and things as it may consider necessary in connection with the issue of such shares contingent on the passing of this Resolution and within the relevant period of this mandate, the Board of Directors and the special committee of the Board of Directors will only exercise its respective power under
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

such mandate in accordance with the Company Law of the PRC, the Securities Law of the PRC, regulations or the listing rules of the stock exchange on which the Shares of the Company are listed (as amended from time to time) and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained and the special committee of the Board of Directors will only exercise its power under such mandate in accordance with the power granted by the shareholders at the AGM to the Board of Directors

S.8
Approve and ratify to grant an unconditional general mandate to issue debt financing instruments in the aggregate principal amount of up to RMB 100 billion (or if issued in foreign currency, equivalent to the exchange rate announced by the People’s Bank of China on the date of issue), upon such terms and conditions to be determined by the Board of Directors, and authorize the Board of Directors to: determine and approve the category, specific terms, conditions and other matters in respect of the issue of such instruments, including but not limited to the issue size, actual amount, currency, issue prices, coupon rates or method of determining the coupon rates, timing of issuance, whether to issue in tranches and the number of tranches, whether any terms for repurchase and redemption will be in place, rating arrangements, guarantee, schedule of repayment of the principal and the interests, use of proceeds as approved by the shareholders meeting, specific placing arrangements and underwriting arrangements; and to make corresponding changes to the plan of such issuance based on opinions of the regulatory authorities when there is any change on the policies which affects the issue of such instruments or when there are changes on the market conditions, save for issues which are subject to further approval at shareholders’ meeting as required by the relevant laws, regulations and Articles of Association, to execute and do or procure
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the issue of such instruments, to determine whether such instruments shall be listed, and where the Board of Directors determines so, to execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the listing of such instruments, where the Board of Directors has already taken actions and steps with respect to the issue of such instruments, such actions and steps, and in the event the Company had issued such instrument and would expect to fail to pay the principal or coupon interests of such instrument on schedule, or fail to pay the principal and coupon interests on the due date during the subsistence of such instrument, to determine not to distribute dividends to the shareholders of the Company, in accordance with relevant protection measures for repayment of debts as required under the relevant laws and regulations; [Authority expires until the conclusion of the next AGM of the Company]; and in order to facilitate the issuance of debt financing instruments in accordance with this resolution in a timely manner, to further authorize the Chief Financial Officer of the Company to exercise all such power granted to the Board of Directors to execute and do all such documents, deeds and things as he may consider necessary in connection with the issue and listing (where applicable) of such debt financing instruments, by reference to the specific needs of the Company and other market conditions, contingent on the passing of this Resolution and within the relevant period of this mandate

9.	Elect Mr. Wang Daocheng as an Independent Supervisor of the Company	Mgmt	For	For
PETROCHINA COMPANY LIMITED

Security:	71646E100	Meeting Type:	Special
Ticker:	PTR	Meeting Date:	31-Jul-2008
ISIN:	US71646E1001	Agenda Number:	932932519

		Proposal	Proposal Vote	For/Against
Prop.#	Proposal	Type		Management
S1	TO REVIEW AND APPROVE THE RESOLUTION REGARDING	Mgmt	For	*

		Proposal	Proposal Vote	For/Against
Prop.#	Proposal	Type		Management

THE ISSUE OF DOMESTIC CORPORATE BONDS IN PRINCIPAL AMOUNT NOT EXCEEDING RMB60 BILLION WITHIN 24 MONTHS AFTER THE DATE OF SUCH RESOLUTION PASSED AT THE EXTRAORDINARY GENERAL MEETING OF THE COMPANY AND TO AUTHORISE THE BOARD OF DIRECTORS TO DEAL WITH ALL MATTERS IN CONNECTION WITH THE ISSUE OF DOMESTIC CORPORATE BONDS.

PETROCHINA COMPANY LIMITED

Security:	71646E100	Meeting Type:	Special
Ticker:	PTR	Meeting Date:	21-Oct-2008
ISIN:	US71646E1001	Agenda Number:	932957597

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
O1
APPROVE THAT, AS SET OUT IN THE CIRCULAR: (A) THE NEW COMPREHENSIVE AGREEMENT ENTERED BETWEEN THE COMPANY AND CHINA NATIONAL PETROLEUM CORPORATION; (B) THE NON-EXEMPT CONTINUING CONNECTED TRANSACTIONS AND PROPOSED CAPS OF NON-EXEMPT TRANSACTIONS; (C) EXECUTION OF NEW COMPREHENSIVE AGREEMENT BY MR. ZHOU MINGCHUN FOR AND ON BEHALF OF THE COMPANY.
		Mgmt	For	For
O2
APPROVE THAT, AS SET OUT IN THE CIRCULAR: (A) SUPPLEMENTAL AGREEMENT TO CRMSC PRODUCTS AND SERVICES AGREEMENT BETWEEN THE COMPANY AND CHINA RAILWAY MATERIALS & SUPPLIERS CORPORATION; (B) NON-EXEMPT TRANSCATIONS UNDER, SUPPLEMENTAL AGREEMENT TO CRMSC PRODUCTS & SERVICES AGREEMENT; (C) EXECUTION OF CRMSC PRODUCTS AND SERVICES AGREEMENT BY MR. ZHOU MINGCHUN.
		Mgmt	For	For
PORTS DESIGN LTD

Security:	G71848124	Meeting Type:	AGM
Ticker:		Meeting Date:	02-Jun-2009
ISIN:	BMG718481242	Agenda Number:	701928408

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR “AGAINST” FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive and consider the audited financial statements and the reports of the Directors of the Company [“Directors"] and the Auditors of the Company [“Auditors"] for the YE 31 DEC 2008	Mgmt	For	For
2.	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Mgmt	For	For
3A.1	Re-elect Mr. Han Kiat Edward Tan as a Director	Mgmt	For	For
3A.2	Re-elect Mr. Kai Tai Alfred Chan as a Director	Mgmt	For	For
3A.3	Re-elect Mr. Pierre Frank Bourque as a Director	Mgmt	For	For
3A.4	Re-elect Ms. Julie Ann Enfield as a Director	Mgmt	For	For
3A.5	Re-elect Mr. Rodney Ray Cone as a Director	Mgmt	For	For
3A.6	Re-elect Ms. Wei Lynn Valarie Fong as a Director	Mgmt	For	For
3A.7	Re-elect Ms. Lara Magno Lai as a Director	Mgmt	For	For
3.B	Authorize the Board of Directors to fix their remuneration	Mgmt	For	For
4.A
Authorize the Directors of the Company, subject to allot, issue and deal with additional shares in the capital of the Company [including without limitation, by way of right] and to make or grant offers, agreements and options which would or might require the exercise of such power, be and is hereby generally and unconditionally approved and after the end of the relevant period; approve the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors, otherwise than pursuant to (i) a rights issue [as hereinafter defined] or (ii) the exercise of the subscription rights under the Share Option Scheme of the Company or (iii) an issue of shares as scrip dividends pursuant
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

to the Memorandum and Bye-laws of the Company from time to time, shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of this resolution and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the bye-laws of the Company or any applicable law of Bermuda to be held]

4.B
Authorize the Directors of the Company, subject to repurchase its own securities, subject to and in accordance with all applicable laws; approve the aggregate nominal amount of securities of the Company repurchased by the Company shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of this resolution and the said approval be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye-laws of the Company or any applicable law of Bermuda to be held]
		Mgmt	For	For
4.C
Approve that, subject to the passing of Ordinary Resolutions Nos. 4A and 4B, the general mandate granted to the Directors to issue, allot and deal with any shares pursuant to Ordinary Resolution No. 4A above, be and is hereby extended by the addition to the aggregate nominal amount of the share capital of the Company which may be allotted or agreed to be allotted by the Directors pursuant to such general mandate of an amount representing the aggregate nominal amount of the shares repurchased by the Company since the granting of the said general mandate pursuant to the mandate to repurchase securities referred to in Ordinary Resolution No. 4B, provided that such extended amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of this resolution
		Mgmt	For	For

POSCO

Security:	Y70750115	Meeting Type:	AGM
Ticker:		Meeting Date:	27-Feb-2009
ISIN:	KR7005490008	Agenda Number:	701814419

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 530862 DUE TO RECIEPT OF ADDITIONAL RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the financial statement	Mgmt	For	For
2.	Approve the partial amendment to the Articles of Incorporation	Mgmt	For	For
3.1.1	Elect Mr. Jang Hee You as an Outside Director	Mgmt	For	For
3.1.2	Elect Mr. Jun Ho Han as an Outside Director	Mgmt	For	For
3.1.3	Elect Mr. Young Sun Lee as an Outside Director	Mgmt	For	For
3.1.4	Elect Mr. Byung Ki Kim as an Outside Director	Mgmt	For	For
3.1.5	Elect Mr. Chang Hee Lee as an Outside Director	Mgmt	For	For
3.2	Elect Mr. Chang Hee Lee as the Auditor Committee Member	Mgmt	For	For
3.3.1	Elect Mr. Joon Yang Jung as an Executive Director	Mgmt	For	For
3.3.2	Elect Mr. Dong Hee Lee as an Executive Director	Mgmt	For	For
3.3.3	Elect Mr. Nam Suk Heo as an Executive Director	Mgmt	For	For
3.3.4	Elect Mr. Kil Soo Jung as an Executive Director	Mgmt	For	For
4.	Approve the limit of remuneration for the Directors	Mgmt	For	For

POWERTECH TECHNOLOGY INC

Security:	Y7083Y103	Meeting Type:	AGM
Ticker:		Meeting Date:	19-Jun-2009
ISIN:	TW0006239007	Agenda Number:	701972398

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
A.1	The 2008 business operations	Non-Voting		*
A.2	The 2008 audited reports	Non-Voting		*
A.3	The status of assets impairment	Non-Voting		*
B.1	Receive the 2008 business reports and financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution proposed cash dividend: TWD 3 per share	Mgmt	For	For
B.3	Approve to issue new shares from retained earnings; proposed stock dividend: 50 for 1,000 shares held	Mgmt	For	For
B.4	Approve to revise the procedures of asset acquisition or disposal	Mgmt	Abstain	Against
B.5	Approve to revise the procedures of trading derivatives	Mgmt	Abstain	Against
B.6	Approve to revise the procedures of monetary loans	Mgmt	Abstain	Against
B.7	Approve to the revise the procedures of endorsement and guarantee	Mgmt	Abstain	Against
B.8	Extraordinary motions	Mgmt	For	Against
PT BANK CENTRAL ASIA TBK

Security:	Y7123P138	Meeting Type:	EGM
Ticker:		Meeting Date:	18-Dec-2008
ISIN:	ID1000109507	Agenda Number:	701780151

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the acquisition proposal of PT Bank UIB by the Company	Mgmt	For	For
2.
Amend the Company’s Articles of Association in line with the law No. 40 year 2007 on limited liability Companies and the Bapepam-Lk Rule No.IX.J on the principle of the Articles of Association of Company’s that have conducted equity public offering and public Companies
		Mgmt	For	For
PT BK RAKYAT

Security:	Y0697U104	Meeting Type:	AGM
Ticker:		Meeting Date:	19-May-2009
ISIN:	ID1000096001	Agenda Number:	701935857

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the Board of Directors report for book year 2008 and ratify of financial report for book year 2008 and ratification on the partnership and community development program for book year 2008	Mgmt	For	For
2.	Approve to determine on utilization of Net Company’s profit for book year 2008	Mgmt	For	For
3.	Approve to determine on salary honorarium, tantiem for the Board of Directors and the Board of Commissioners	Mgmt	For	For
4.	Authorize the Board of Directors to appoint of Independent Public Accountant to Audit Company’s books for book year 2009 and the partnership and community development program for book year 2009	Mgmt	For	For
5.	Authorize the Board of Commissioners to increase capital in line with Management Stock Option	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
Program as determined in shareholders general meeting of the Company
6.	Approve to change in the Board of Commissioners	Mgmt	For	For
7.
Approve and ratify on regulation of the ministry of state owned enterprises No. per 05/mbu/2008 on 03 SEP 2008 regarding the general guidelines supplying goods and services of the state owned enterprises
		Mgmt	For	For
8.	Approve to increase Company placement in Bank Syariah Bri	Mgmt	For	For
9.	Approve to implement on regulation of the ministry of state owned enterprises No.s196/mbu/2009 on 23 MAR 2009	Mgmt	For	For
PT DUTA GRAHA INDAH TBK

Security:	Y71245107	Meeting Type:	EGM
Ticker:		Meeting Date:	30-Dec-2008
ISIN:	ID1000108806	Agenda Number:	701775984

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve to change the Articles of the Association referring to adjust with the Indonesian Capital Market and Financial Institutions Supervisory Rules Number IX.J.1 on 14 MAY 2008	Mgmt	For	For
2.	Approve to change the Board of Management structure	Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
PT TAMBANG BATUBARA BUKIT ASAM (PERSERO) TBK

Security:	Y8520P101	Meeting Type:	AGM
Ticker:		Meeting Date:	28-May-2009
ISIN:	ID1000094006	Agenda Number:	701955114

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the Board of Directors report for book year 2008 and the partnership and community development program report for book year 2008	Mgmt	For	For
2.
Ratify the financial report for book year 2008 and the partnership and community development program report for book year 2008 and Acquit Et De charge to the Board of Commissioner and the Board of Directors as reflected in annual report
		Mgmt	For	For
3.	Approve to determine the utilization of net Company’s profit including cash dividend distribution for book year 2008	Mgmt	For	For
4.	Approve to determine on Tantiem for the Board of Directors and the Board of Commissioners for book year 2008 and salary/honorarium including facility and other allowance for book year 2009	Mgmt	For	For
5.	Authorize the Board of Directors to appoint of Independent Public Accountant to audit Company’s books for book year 2009 and the partnership and community development program for book year 2009	Mgmt	For	For
6.	Approve the buy back of Company shares	Mgmt	For	For
7.
Approve to implement on regulation of the ministry of state owned enterprises No. Per 05/MBU/2008 on 03 SEP 2008 regarding the general guidelines supplying goods and services of the state owned enterprises
		Mgmt	For	For
PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANGKOK

Security:	Y7145P165	Meeting Type:	AGM
Ticker:		Meeting Date:	31-Mar-2009
ISIN:	TH0355A10Z12	Agenda Number:	701830906

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 533480 DUE TO ADDITIONAL RESOLUTION ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
1.	Acknowledge the 2008 performance result and 2009 work plan of the Company	Mgmt	For	For
2.	Approve the 2008 financial statements	Mgmt	For	For
3.	Approve the dividend payment for 2008 performance	Mgmt	For	For
4.	Appoint the Auditor and approve the Auditor’s fees for year 2009	Mgmt	For	For
5.1	Appoint Mr. Mr. Pala Sookawesh as a new Director in replacement of those who are due to retire by rotation	Mgmt	For	For
5.2	Appoint Mr. Bhusana Premanode as a new Director in replacement of those who are due to retire by rotation	Mgmt	For	For
5.3	Appoint Mr. Anon Sirisaengtaksin as a new Director in replacement of those who are due to retire by rotation	Mgmt	For	For
5.4	Appoint Mrs. Sirinuj Bisonyabut as a new Director in replacement of those who are due to retire by rotation	Mgmt	For	For
5.5	Appoint Mr. Mr. Rathakit Manathat as a new Director in replacement of those who are due to retire by rotation	Mgmt	For	For
6.	Approve the Directors and the Sub-committees remuneration	Mgmt	For	For
7.	Ratify the Company’s Articles of Association [AOA] Clause 9 registration	Mgmt	Abstain	Against

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
8.	Approve the debenture issuance up to the total amount of THB 50,000 million	Mgmt	For	For
9.	Other matters [if any]	Mgmt	For	Against
QINGLING MTRS LTD

Security:	Y71713104	Meeting Type:	AGM
Ticker:		Meeting Date:	16-Jun-2009
ISIN:	CNE1000003Y4	Agenda Number:	701934095

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR AGAINST FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Approve the report of the Board of Directors of the Company [the Board of Directors] for the year of 2008	Mgmt	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year of 2008	Mgmt	For	For
3.	Approve the audited financial statements and the Independent Auditor’s report of the Company for the year of 2008	Mgmt	For	For
4.	Approve the proposal for appropriation of profit of the Company for the year of 2008	Mgmt	For	For
5.A	Elect Mr. WU Yun as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012	Mgmt	For	For
5.B	Elect Mr. GAO Jianmin as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012	Mgmt	For	For
5.C	Elect Mr. Makoto TANAKA as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
date of the AGM for the year of 2012
5.D	Elect Mr. Masanori KATAYAMA as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012	Mgmt	For	For
5.E	Elect Mr. LIU Guangming as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012	Mgmt	For	For
5.F	Elect Mr. PAN Yong as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012	Mgmt	For	For
5.G	Elect Mr. YUE Huaqiang as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012	Mgmt	For	For
5.H	Elect Mr. LONG Tao as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012	Mgmt	For	For
5.I	Elect Mr. SONG Xiaojiang as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012	Mgmt	For	For
5.J	Elect Mr. XU Bingjin as a Director of the Company for the next term of office commencing on the date of the AGM and expiring on the date of the AGM for the year of 2012	Mgmt	For	For
6.	Authorize the Board of Directors to determine the remuneration of the Directors	Mgmt	For	For
7.
Authorize the Board of Directors to enter into service contracts and appointment letters with each of the newly elected executive Directors and Independent Non-Executive Directors respectively pursuant to such terms and conditions as the Board of Directors shall think fit and to do all such acts and things to give effect to such matters
		Mgmt	For	For
8.A	Elect Ms. MIN Qing as a supervisor of the Company	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
[the Supervisors] representing the shareholders of the Company [theShareholders] for the next term of office
8.B	Elect Ms. ZHOU Hong as a supervisor of the Company [the Supervisors] representing the shareholders of the Company [theShareholders] for the next term of office	Mgmt	For	For
9.	Authorize the Board of Directors to determine the remuneration of the Supervisors	Mgmt	For	For
10.
Authorize the Board of Directors to enter into appointment letters with each of the newly elected Supervisors representing the Shareholders and the Supervisor representing the staff and workers respectively pursuant to such terms and conditions as the Board of Directors shall think fit and to do all such acts and things to give effect to such matters
		Mgmt	For	For
11.
Re-appoint Deloitte Touche Tohmatsu CPA Ltd. and Deloitte Touche Tohmatsu as the Company’s PRC and international auditors respectively for the year of 2009 and authorize the Board of Directors to determine their remunerations
		Mgmt	For	For
S.12
Authorize the Directors, the existing Articles of Association of the Company be and are hereby amended in the following manner and, subject to the approval of the relevant administrative authorities of the PRC [if necessary], to make appropriate and necessary amendments to the relevant provisions of the Articles of Association of the Company at their discretion to reflect the changes that are made pursuant to the approval of the relevant administrative authorities of the PRC: Articles 1, 3, 13, 59, 62, 63, 146, 169, 176, 192 and 193 as specified
		Mgmt	For	For
RAFFLES EDUCATION CORPORATION

Security:	ADPV11509	Meeting Type:	AGM
Ticker:		Meeting Date:	23-Oct-2008
ISIN:	SG1W62939507	Agenda Number:	701727628

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the Directors’ report and audited accounts of the Company for the FYE 30 JUN 2008 together with the Auditors’ report thereon	Mgmt	For	For
2.	Declare a final tax-exempt [one-tier] dividend of 1.0 cent per ordinary share for the FYE 30 JUN 2008	Mgmt	For	For
3.	Approve the Directors’ fees of SGD 150,000 for the FYE 30 JUN 2008 [2007: SGD120,000]	Mgmt	For	For
4.	Re-elect Prof. Tan Teck Meng as a Director, who retires pursuant to Article 91 of the Company’s Articles of Association	Mgmt	For	For
5.	Re-appoint Messrs. BDO Raffles as the Company’s Auditors and to authorize the Directors to fix their remuneration	Mgmt	For	For
	Transact any other business	Non-Voting		*
6.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading Limited, to allot and issue new shares in the Company [by way of rights, bonus or otherwise] at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may, in their absolute discretion, deem fit, provided always that the aggregate number of shares and convertible securities to be issued pursuant to this resolution shall not exceeding 50% of the total issued shares excluding treasury shares of the Company, of which the aggregate number of shares and convertible securities to be issued other than on a pro-rata basis to the existing shareholders of the Company does not exceed 20% of the total issued shares excluding treasury shares of the Company and [Authority expires the earlier of the conclusion of the Company’s next AGM or the date by which the Company’s next AGM is required by law or by the Articles of Association of the Company to be held]
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
7.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50, to offer and grant options in accordance with the Raffles Education Corporation Employees’ Share Option Scheme [Year 2001] [the Scheme] and to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of the options under the Scheme provided always that the aggregate number of shares to be issued pursuant to the Scheme shall not exceed 15% of the total issued shares excluding treasury shares of the Company from time to time
		Mgmt	For	For
8.
Authorize the Directors of the Company, for the purposes of the Companies Act, Chapter 50 of Singapore [the Companies Act], to purchase or otherwise acquire ordinary shares fully paid in the capital of the Company [the Shares], not exceeding in aggregate 10% of the issued shares excluding treasury shares in the capital of the Company, by way of on-market purchases on the Singapore Exchange Securities Trading Limited [SGX-ST] and/or off-market purchases effected otherwise than on the SGX-ST in accordance with any equal access scheme[s] which satisfies the conditions prescribed by the Companies Act, at a price of up to 105% of the average of the closing market prices of a share over the last 5 market days in the case of an on-market share purchase and a price up to 120% of such average closing price in case of off-market purchase [share purchase mandate]; and authorize the Directors of the Company and/or any of them to complete and do all such acts and things deemed necessary, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this resolution; [Authority expires the earlier of the date on which the next AGM of the Company is held or required by law to be held or the date when the purchase of shares is carried out to the full extent mandated]
		Mgmt	For	For

RAFFLES EDUCATION CORPORATION

Security:	ADPV11509	Meeting Type:	EGM
Ticker:		Meeting Date:	12-Jan-2009
ISIN:	SG1W62939507	Agenda Number:	701785858

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.1	Amend the Articles of Association of the Company as specified	Mgmt	For	For
2.
Approve, subject to and contingent upon the passing of the Special Resolution, the scrip dividend scheme to be known as the Raffles Education Corporation Scrip Dividend Scheme [the Scrip Dividend Scheme], under which the Directors of the Company [the Directors] may, whenever the Directors or the Company in general meeting have resolved that a dividend [including an interim, final, special or other dividend] be paid or declared on the ordinary shares of the Company [the Shares], resolve that Shareholders entitled to such dividend may elect to receive an allotment of Shares credited as fully paid in lieu of cash in respect of the dividend [further particulars of which are set out in the Circular in respect of the proposed Scrip Dividend Scheme]; and authorize the Directors: a) to establish and administer the Scrip Dividend Scheme; b) to modify and/or alter the Scrip Dividend Scheme from time to time and to do all such acts and things and to enter into all such transactions and arrangements as may be necessary or expedient in order to give full effect to the Scrip Dividend Scheme; c) for the purposes of, in connection with or where contemplated by the Scrip Dividend Scheme, to allot and issue from time to time Shares in the capital of the Company; and/or make or grant offers, agreements or options that might or would require Shares in the capital of the Company to be issued during the continuance of this authority or thereafter, at any time and upon such terms and conditions and to or with such persons as the Directors of the Company may, in their absolute discretion, deem fit and issue Shares in the capital of the Company in pursuance of any offer, agreement or option
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

made or granted by the Directors of the Company while such authority was in force [notwithstanding that such issue of such Shares pursuant to the offer, agreement or option may occur after the expiration of the authority contained in this Resolution]; and d) to complete and do all acts and things [including executing such documents as may be required in connection with the Scrip Dividend Scheme] as they may consider desirable, necessary or expedient to give full effect to this resolution and the Scrip Dividend Scheme

RELIANCE CAP LTD

Security:	Y72561114	Meeting Type:	AGM
Ticker:		Meeting Date:	16-Sep-2008
ISIN:	INE013A01015	Agenda Number:	701683460

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Adopt the audited balance sheet as at 31 MAR 2008, profit and loss account for the YE on that date and the reports of the Board of Directors and the Auditors thereon	Mgmt	For	For
2.	Declare a dividend on equity shares	Mgmt	For	For
3.	Re-appoint Shri Amitabh Jhunjhunwala as a Director, who retires by rotation	Mgmt	For	For
4.
Appoint M/s Chaturvedi and Shah, Chartered Accountants, and M/s BSR and Company, Chartered Accountants, as the Auditors of the Company, to hold office from the conclusion of this AGM until the conclusion of the next AGM of the Company on such remuneration as may be fixed by the Board of Directors
		Mgmt	For	For
5.
Authorize the Board of Directors of the Company, [hereinafter referred to as the Board which term shall be deemed to include any Committee which the Board may constitute to exercise its powers, including the powers conferred by this Resolution] in accordance with Section
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

293 (1)(d) of the Companies Act, 1956 [including any statutory modification or re-enactment thereof for the time being in force] and the Article of Association of the Company, to borrow any sum of money, from time to time, at their discretion, for the purpose of the business of the Company, which together with the monies already borrowed by the Company [apart from temporary obtained from the Company’s Bankers in the ordinary course of business] may exceed at any time, the aggregate of the paid up capital of the Company and its free reserves [that is to say reserves not set apart for any specific purpose] by a sum not exceeding 5 times of the then paid up capital of the Company and its free reserves and the Board to arrange or fix the terms and conditions of all such monies to be borrowed from time to time as to interest, repayment, security or otherwise as they may think fit

6.
Authorize the Board of Directors of the Company, in accordance with the provisions of Section 293 (1)(e) and all other provisions of the Companies Act , 1956 [including any statutory modification or re-enactment thereof for the time being in force] and other applicable provision, [hereinafter referred to as the Board which term shall be deemed to include any Committee which the Board may constitute to exercise its powers, including the powers conferred by this Resolution] to contribute to any institute, body, trust, society, Association of Person, Funds for any charitable or other purpose, not directly relating to the business of the Company or the welfare of the Employees, any amount the aggregate of which will, in any FY, shall not exceed INR 100 crore or 5% of the Company’s average net profit as determined in accordance with the provisions of Section 349 and 350 of the Companies Act, 1956 during the 3 FY immediately preceding, whichever is grater
		Mgmt	For	For
RELIANCE INDS LTD

Security:	Y72596102	Meeting Type:	CRT
Ticker:		Meeting Date:	04-Apr-2009
ISIN:	INE002A01018	Agenda Number:	701838762

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve with or without modification[s], the Scheme of Amalgamation of Reliance Petroleum Limited with Reliance Industries Limited	Mgmt	For	For
RELIANCE INFRASTRUCTURE LTD, MUMBAI

Security:	Y09789127	Meeting Type:	CRT
Ticker:		Meeting Date:	09-Jun-2009
ISIN:	INE036A01016	Agenda Number:	701961674

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Approve with or without modification[s], the arrangement embodied in the Scheme of Arrangement between Reliance Infrastructure Limited [‘the Demerged Company’ or ‘Rlnfra’] and Reliance Energy Generation Limited [‘the Resulting Company No. 1’ or ‘REGL’] and Reliance Goa and Samalkot Power Limited [‘the Resulting Company No. 2’ or ‘RGSPL’] and Reliance Power Transmission Limited [“ the Resulting Company No. 3’ or ‘RPTL’] and Reliance Energy Umited [“the Resulting Company No. 4’’ or ‘REL’] and Reliance Infraventures Limited [‘the Resulting Company No. 5’ or “RIVL’] and Reliance Property Developers Limited [’the Resulting Company No.6’ or ‘RPDL’] and their Respective Shareholders and Creditors, as specified
		Mgmt	For	For
RELIANCE INFRASTRUCTURE LTD, MUMBAI

Security:	Y09789127	Meeting Type:	OTH
Ticker:		Meeting Date:	24-Jun-2009

ISIN:	INE036A01016	Agenda Number:	701978629

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT. A PHYSICAL MEETING IS NOT BEING HELD FOR THIS COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS ARE NOT VALID FOR THIS MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS BY THE INDICATED CUTOFF DATE. THANK YOU.
		Non-Voting		*
S.1
Approve, pursuant to the provisions of Section 81 (1A) and all other applicable provisions, if any, of the Companies Act 1956 [including any statutory modification(s) or re-enactment thereof, for the time being in force] and in accordance with the enabling provisions of the Memorandum and Articles of Association of the Company, the Rules/Regulations/Guidelines, if any, prescribed by the Securities and Exchange Board of India and/or any other regulatory authority, the Listing Agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed and subject to the approval(s), consent(s), permission(s) and/or sanction(s), if any, of the appropriate authorities, institutions or bodies as may be required, and subject to such conditions as may be prescribed by any of them while granting any such approval(s), consent(s), permission(s), and/or sanction(s), and which may be agreed to by the Board of Directors of the Company [hereinafter called the Board which term shall be deemed to include any committee which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution]; and authorize the Board on behalf of the Company to create, offer, issue and allot, from time to time, in one or more tranches, warrants entitling the holder(s) thereof to subscribe, from time to time, the equity shares of the Company [hereinafter referred to as the Securities], to the promoter/promoter group, whether or not they are Members of the Company, under a preferential issue through offer letter and/or circular and/or information memorandum and/or private placement memorandum and/or such other documents/writings, in such
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

manner and on such terms and conditions as may be determined by the Board in its absolute discretion; provided that the aggregate number of resultant equity shares of the Company to be issued against warrants shall not exceed 4,29,00,000 fully paid equity shares of the face value of INR 10 each, at a price being not less than the higher of the following: a) the average of the weekly high and low of the closing prices of the Company’s shares quoted on the Stock Exchange [National Stock Exchange of India Limited] during the 6 months preceding the relevant date; or b) the average of the weekly high and low of the closing prices of the Company’s shares quoted on the Stock Exchange [National Stock Exchange of India Limited] during the 2 weeks preceding the relevant date; the relevant date for this purpose shall be 25 MAY 2009, the resultant equity shares to be issued and allotted upon exercise of right attached to the warrants in terms of this resolution shall rank pari passu in all respects with the then existing equity shares of the Company and be listed ort stock exchanges where the equity shares of the Company are listed, for the purpose of giving effect to the above, and authorize the Board on behalf of the Company to take all actions and do alt such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary, desirable or expedient for the issue or allotment of aforesaid Securities and listing thereof with the stock exchange(s) as appropriate and to resolve and settle all questions and difficulties that may arise in the proposed issue, offer and allotment of the Securities, utilization of the issue proceeds and to do all acts, deeds, matters and things in connection therewith and incidental thereto as the Board, in its absolute discretion, may deem necessary, expedient, proper or desirable and to settle all questions, difficulties or doubts that may arise in this regard at any stage without requiring the Board to seek any further consent or approval of the Members or otherwise to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution; to delegate all or any of the powers herein conferred to any Committee of Directors or any other Director(s) or executive(s)/officer(s)

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
of the Company to do all such acts, deeds, matters and things as also to execute such documents, writings, etc, as may be necessary to give effect to the aforesaid resolution
S.2
Approve, pursuant to Section 81(1A) and all other applicable provisions of the Companies Act 1956 [including any statutory modification or re-enactment thereof, for the time being in force] and enabling provisions of the Memorandum and Articles of Association of the Company, the Listing Agreements entered into with the Stock Exchanges and subject to the provisions of Chapter XIII-A of the SEBI [Disclosure and Investor Protection] Guidelines, 2000 [SEBI DIP Guidelines] the provisions of the Foreign Exchange Management Act 1999 and the Foreign Exchange Management [transfer or issue of security by a Person Resident Outside India] regulations, 2000, applicable rules, regulations, guidelines or Laws and/or any approval, consent, permission or sanction of the Central Government, Reserve Bank of India and any other appropriate authorities, institutions or bodies [hereinafter collectively referred to as the appropriate authorities] and subject to such conditions as may be prescribed by any one of them while granting any such approval, consent, permission, and/or sanction [hereinafter referred to as the requisite approvals], which may be agreed to by the Board of Directors of the Company [hereinafter called the Board which term shall be deemed to include any committee which the Board may have constituted or hereinafter constitute to exercise its powers including the power conferred by this resolution]; and authorize the Board to issue, offer and allot equity shares/ fully convertible debentures/partly convertible debentures/non convertible debentures with warrants/any other securities [other than warrants], which are convertible into or exchangeable with equity shares on such date as may be determined by the Board but not later than 60 months from the date of allotment [collectively referred to as QIP Securities], to the Qualified Institutional Buyers [QIBs] as per the SEBI DIP Guidelines, on the basis of placement document(s), at such time or times in 1 or more tranche or tranches, at par or at such price or prices, and on such terms and conditions and in such manner as
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

the Board may, in its absolute discretion determine, in consultation with the Lead Managers, advisors or other intermediaries, provided however that the issue of securities as above shall not result in increase of the issued equity share capital of the Company by more than 25% of the then issued equity shares of the Company; the relevant date for the determination of applicable price for the issue of the QIP Securities shall be the date on which the Board of the Company decide to open the proposed issue, or the date on which the holder of the securities which are convertible into or exchangeable with equity shares at a later date becomes entitled to apply for the said shares, as the case may be [Relevant Date]; and authorize the Board of the Company to issue and allot such number of equity shares as may be required to be issued and allotted upon conversion of any Securities referred to in paragraph (a) above or as may be necessary in accordance with the terms of the offering, all, such shares being pari passu with the then existing shares of the Company in all respects, as may be provided under the terms of the issue and in the offering document; such of these Securities to be issued as are not subscribed may be disposed of by the Board to such persons and in such manner and on such terms as the Board in its absolute discretion thinks fit in accordance with the provisions of law; the issue to the holders of the securities with equity shares underlying such securities shall be inter alia, subject to suitable adjustment in the number of shares, the price and the time period, in the event of any change in the equity capital structure of the Company consequent upon any merger, amalgamation, takeover or any other re-organization or restructuring in the Company for the purpose of giving effect to any issue or allotment of Securities or instruments representing the same, as specified in this resolution above, to do all such acts, deeds, matters and things as it may at its absolute discretion deem necessary or desirable for such purpose, including without limitation the entering into of underwriting, marketing and institution/trustees/agents and similar agreements/ and to remunerate the managers, underwriters and all other agencies/intermediaries by way of commission, brokerage, fees and the

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

like as may be involved or connected in such offerings of Securities, with power on behalf of the Company to settle any questions, difficulties or doubts that may arise in regard to any such issue or allotment as it may in its absolute discretion deem fit; for the purpose aforesaid; and authorize the Board, to settle all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of Securities and utilization of the issue proceeds including but without limitation to the creation of such mortgage/charge under Section 293(1)(a) of the said Act in respect of the aforesaid securities either on pari passu basis or otherwise or in the borrowing of loans as it may in its absolute discretion deem fit without being required to seek any further consent or approval of the Members or otherwise to the end and intent that the Members shall be deemed to have given their approval thereto expressly by the authority of this resolution, to delegate all or any of the powers herein conferred to any Committee of Directors or the Chairman or any other Officers /authorized Representatives of the Company to give effect to the aforesaid resolution

RESORTS WORLD BHD

Security:	Y7368M113	Meeting Type:	AGM
Ticker:		Meeting Date:	16-Jun-2009
ISIN:	MYL4715OO008	Agenda Number:	701971017

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the audited financial statements for the FYE 31 DEC 2008 and the Directors’ and Auditors’ report	Mgmt	For	For
2.
Approve the declaration of a final dividend of 4.0 sen less 25% tax per ordinary share of 10 sen each for the FYE 31 DEC 2008 to be paid on 21 JUL 2009 to members registered in the record of depositors on 30 JUN 2009
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.	Approve the payment of Directors’ fees of MYR 741,900 for all the FYE 31 DEC 2008 [2007: MYR 755,900]	Mgmt	For	For
4.	Re-elect Tan Sri Clifford Francis Herbert as a Director of the Company, pursuant to Article 99 of the Articles of Association of the Company	Mgmt	For	For
5.	Re-elect Mr. Quah Chek Tin as a Director of the Company pursuant to Article 99 of the Articles of Association of the Company	Mgmt	For	For
6.	Re-appoint Mr. Tun Mohammed Hanif bin Omar as a Director of the Company, who retires in accordance with Section 129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM	Mgmt	For	For
7.	Re-appoint Tan Sri Alwi Jantan, as a Director of the Company, who retires in accordance with Section 129 of the Companies Act,1965, to hold office until the conclusion of the next AGM	Mgmt	For	For
8.
Re-appoint Tan Sri Wan Sidek bin Hj Wan Abdul Rahman as a Director of the Company, who retires in accordance with Section 129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM
		Mgmt	For	For
9.	Re-appoint PricewaterhouseCoopers as Auditors of the Company and authorize the Directors to fix the remuneration	Mgmt	For	For
S.1
Approve to change the name of the Company from Resorts World Bhd to Genting Malaysia Berhad and that all references in the Memorandum and Articles of Association of the Company to the name Resorts World Bhd wherever the same may appear shall be deleted and substituted with Genting Malaysia Berhad [proposed change of name] and authorize Tan Sri Lim Kok Thay, the Chairman and Chief executive of the Company to give effect to the proposed change of name with full power to assent to any condition, modification, variation, and/or amendment [if any] as may be required by the relevant authorities
		Mgmt	For	For
10.	Authorize the Directors of the Company, subject always to the Companies Act, 1965, the Articles	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

of Association of the Company and the relevant governmental and/or regulatory authorities, where such approval is required, pursuant to Section 132D of the Companies Act, 1965 to issue and allot shares in the Company, at any time and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion deem fit provided that the aggregate number of shares issued pursuant to this resolution does not exceed 10% of the issued and paid-up share capital of the Company for the time being, and this authority under this resolution shall continue in for until the conclusion of the next AGM of the Company, and that a) authorize the Directors of the Company, to take all such actions that may be necessary and/or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument, agreement and/or arrangement with any person, and in all cases with full power to assent to any condition, modification, variation and/or amend [if any] in connection therewith; and to obtain the listing of and quotation for the additional shares so issued on Bursa Malaysia Securities Berhad

11.
Approve, subject to the passing of Ordinary Resolution 12, and subject to compliance with all applicable laws, the Company’s Articles of Association, and the regulations and guidelines applied from time to time by Bursa Malaysia Securities Berhad [Bursa Securities] and/or any other relevant regulatory authority: a) authorize the Company to utilize up to the aggregate of the total retained earnings and share premium accounts of the Company based on its latest audited financial statements available up to the date of the transaction, to purchase, from time to time during the validity of the approval and authority under this resolution, such number of ordinary shares of 10 sen each in the Company [as may be determine by the Directors of the Company] on Bursa Securities upon such terms and conditions as the Directors may deem fit and expedient in the interests of the Company, provided that the aggregate number of shares to be purchased and/or held by the Company pursuant to this resolution does not exceed 10% of the total issued and
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

paid-up ordinary share capital of the Company at the time of purchase and provided further that in the event that the Company ceases to hold all or any part of such shares as a result of [among others] cancellations, resales and/or distributions of any of these shares so purchased, the Company shall be entitled to further purchase and/or hold such additional number of shares as shall [in aggregate with the shares then still held by the Company] not exceed 10% of the total issued and paid-up ordinary share capital of the Company at the time of purchase, based on the audited financial statements of the Company for the FYE 31 DEC 2008, the Company’s retained earnings and share premium accounts were approximately MYR 7,384.1 million and MYR 1,100.2 million respectively; [Authority expires at the earlier of the conclusion of the next AGM of the Company; or the expiry of the period within which the next AGM is required by law to be held]; authorize the Directors of the Company, to deal with any shares purchased and any existing treasury shares [the said shares] in the following manner: i) cancel the said shares; ii) retain the said shares as treasury shares; or in any other manner as may be prescribed by all applicable laws and/or regulations and guidelines applied from time to time by Bursa Securities and/or any other relevant authority for the time being in force and that the authority to deal with the said shares shall continue to be valid until all the said shares have been dealt with by the Directors of the Company; and to take all such actions that may be necessary and/or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument, agreement and/or arrangement with any person, and in all cases with full power to assent to any condition, modification, variation and/or amend [if any] as may be imposed by any relevant regulatory authority or Bursa Securities and/or to do all such acts and things as the Directors may deem fit and expedient in the best interest of the Company

12.	Authorize the Directors of the Company, subject to the passing of Ordinary Resolution 11 and the Securities Commission [SC], approve the	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Genting Berhad [Genting] and the persons acting in concert with Genting [PAC] to be exempted from the obligation to undertake a mandatory take-over offer on the remaining voting shares in the Company not already owned by them under Part II of the Malaysian Code on Take-Overs and Mergers, 1998 [Code], which may arise upon the future purchase by the Company of its own shares pursuant to Ordinary Resolution 11, in conjunction with the application submitted by Genting and the PACs to the SC under Practice Note 2.9.10 of the Code, to take all such actions that may be necessary and/or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument, agreement and/or arrangement with any person, and in all cases with full power to assent to any condition, modification, variation and/or amend [if any] as may be imposed by any relevant regulatory authority and/or to do all such acts and things as the Directors may deem fit and expedient in the best interest of the Company

13.
Approve the Company and/or its subsidiaries, to enter into any of the transactions falling within the types of recurrent related party transactions of a revenue or trading nature with the related parties as set out in Section 2.3 under Part C of the document to shareholders dated 25 MAY 2009, provided that such transactions are undertaken in the ordinary course of business, on arm’s length basis and on commercial terms which are not more favourable to the related party than those generally available to/from the public and are not, in the Company’s opinion, detrimental to the minority shareholders and that the breakdown of the aggregate value of the recurrent related party transactions conducted/to be conducted during the FY, including the types of recurrent transactions made and the names of the related parties, will be disclosed in the annual report of the Company; [Authority expires at the earlier of the conclusion of the next AGM of the Company following this AGM at which such Proposed Shareholders’ Mandate is passed, at which time it will lapse, unless by a resolution passed at the meeting, the authority is renewed; the expiration of the period within which the next AGM of the Company
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

after that date is required to be held pursuant to Section 143[1] of the Companies Act, 1965 [but shall not extend to such extension as may be allowed pursuant to Section 143[2] of the Companies Act, 1965]

	Transact any other business	Non-Voting		*
SAMSUNG ELECTRS LTD

Security:	Y74718100	Meeting Type:	AGM
Ticker:		Meeting Date:	13-Mar-2009
ISIN:	KR7005930003	Agenda Number:	701818013

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the financial statements	Mgmt	For	For
2.	Elect the External Director	Mgmt	For	For
3.	Elect the Internal Director	Mgmt	For	For
4.	Elect the Audit Committee Member	Mgmt	For	For
5.	Approve the remuneration limit for the Directors	Mgmt	For	For
SAMSUNG HEAVY INDS LTD

Security:	Y7474M106	Meeting Type:	AGM
Ticker:		Meeting Date:	13-Mar-2009
ISIN:	KR7010140002	Agenda Number:	701818657

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING	Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
OPTION FOR THIS MEETING. THANK YOU.
1.	Approve Appropriation of Income and Dividends of KRW 500 per Common Share	Mgmt	For	For
2.	Amend Articles of Incorporation regarding business objectives, preemptive rights, public offerings, stock options, public notice for Shareholder Meeting, and outside Directors	Mgmt	For	For
3.	Elect 4 Directors	Mgmt	For	For
4.	Elect 2 Members of Audit Committee	Mgmt	For	For
5.	Approve the limit of remuneration for the Directors	Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT SHARE AMOUNT. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
SHANGHAI INDL HLDGS LTD

Security:	Y7683K107	Meeting Type:	AGM
Ticker:		Meeting Date:	05-Jun-2009
ISIN:	HK0363006039	Agenda Number:	701931811

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF “ABSTAIN” WILL BE TREATED THE SAME AS A “TAKE NO ACTION” VOTE.	Non-Voting		*
1.	Receive and consider the audited consolidated financial statements of the Company for the YE 31 DEC 2008 together with the reports of the Directors and the Auditor thereon	Mgmt	For	For
2.	Declare a final dividend	Mgmt	For	For
3.a	Re-elect Mr. Teng Yi Long as a Director	Mgmt	For	For
3.b	Re-elect Mr. Cai Yu Tian as a Director	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.c	Re-elect Mr. Lu Ming Fang as a Director	Mgmt	For	For
3.d	Re-elect Mr. Ding Zhong De as a Director	Mgmt	For	For
3.e	Re-elect Mr. Zhou Jun as a Director	Mgmt	For	For
3.f	Re-elect Mr. Leung Pak To, Francis as a Director	Mgmt	For	For
3.g	Authorize the Board to fix the Directors’ remuneration	Mgmt	For	For
4.	Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditor and authorize the Directors to fix the Auditor’s remuneration	Mgmt	For	For
5.
Authorize the Directors of the Company subject during the Relevant Period [as specified] to repurchase ordinary shares in the capital of the Company [Shares] on The Stock Exchange of Hong Kong Limited [Stock Exchange] or on any other stock exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or any other stock exchange as amended from time to time and the aggregate nominal amount of the shares which the Company to repurchase pursuant to this resolution shall not exceed 10% of the aggregate nominal amount of the shares in issue at the date of the passing of this resolution; [Authority expires at the earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws of Hong Kong to be held]
		Mgmt	For	For
6.
Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements and options which would or might require the exercise of such powers, during and after the relevant period, and the aggregate nominal amount of share capital allotted, issued or dealt with or agreed conditionally or unconditionally to be allotted, issued or
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

dealt with [whether pursuant to an option or otherwise] by the Directors of the Company pursuant to this resolution, otherwise than pursuant to i) a rights issue [as specified],or ii) the exercise of the subscription or conversion rights attaching to any warrants, convertible bonds or other securities issued by the Company which are convertible into shares of the Company, or iii) any share option scheme or similar arrangement for the time being adopted for the grant or issue to the eligible participants of shares or rights to acquire shares in the capital of the Company, or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company, shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution; [Authority expires at the earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws of Hong Kong to be held]

7.
Approve, conditional upon the passing of Resolutions 5 and 6 as specified, the aggregate nominal amount of the shares which are repurchased or otherwise acquired by the Company pursuant to Resolution 5 shall be added to the aggregate nominal amount of the shares which may be issued pursuant to Resolution 6, provided that such an amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution
		Mgmt	For	For
SHANGHAI ZHENHUA PORT MACHINERY CORPORATION LTD

Security:	Y7699F100	Meeting Type:	EGM
Ticker:		Meeting Date:	22-Sep-2008
ISIN:	CNE000000SJ9	Agenda Number:	701699045

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the Company’s eligibility for non-public offering	Mgmt	For	For
2.	Approve the structure of the offering	Mgmt	Abstain	Against
3.	Approve the preliminary plan of the offering	Mgmt	Abstain	Against
4.	Approve the feasibility report on the use of raised proceeds from the offering	Mgmt	Abstain	Against
5.	Approve to enter a share subscription agreement and a share transfer agreement and the related supplement agreements with a shareholder	Mgmt	For	For
6.	Approve the statement on previous raised proceeds	Mgmt	For	For
7.	Approve the significant connected transactions related to the offering	Mgmt	Abstain	Against
8.	Approve the biggest shareholder to entrust the Company with the Management of 2 other Company’s	Mgmt	For	For
9.	Approve the exemption of tender offer obligation from the biggest shareholder for increasing its shares take in the Company	Mgmt	Abstain	Against
10.	Authorize the Board for matters dealing with the offering	Mgmt	For	For
11.	Approve to Revised Management rules on raised proceeds	Mgmt	Abstain	Against
12.	Approve to provide guarantee for a subsidiary	Mgmt	Abstain	Against
13.	Approve to adjust compensations for the Independent Directors	Mgmt	Abstain	Against
14.	Elect the Supervisors	Mgmt	For	For
SHANGHAI ZHENHUA PORT MACHY CO LTD

Security:	Y7699F100	Meeting Type:	EGM
Ticker:		Meeting Date:	18-Nov-2008

ISIN:	CNE000000SJ9	Agenda Number:	701755968

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ORIGINAL NOTARIZED POWER OF ATTORNEY FOR VOTING IS REQUIRED. THANK YOU.	Non-Voting		*
1.	Approve to draw a proportion from the over fulfillment profit as encouragement for Management Team and Zhenhua Meritorious workers and set up Zhenhua Meritorious workers fund	Mgmt	For	For
2.	Approve to issue medium-term financial bills	Mgmt	For	For
SHIMAO PPTY HLDGS LTD

Security:	G81043104	Meeting Type:	AGM
Ticker:		Meeting Date:	02-Jun-2009
ISIN:	KYG810431042	Agenda Number:	701933839

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “IN FAVOR” OR “AGAINST” FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive and adopt the audited consolidated financial statements together with the reports of the Directors and the Auditor of the Company for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend for the YE 31 DEC 2008 to the shareholders of the Company	Mgmt	For	For
3.i	Re-elect Mr. Hui Sai Tan, Jason as an Executive Director of the Company	Mgmt	For	For
3.ii	Re-elect Ms. Kan Lai Kuen, Alice as an Independent Non-Executive Director of the Company	Mgmt	For	For
3.iii	Re-elect Mr. Gu Yunchang as an Independent Non-Executive Director of the Company	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.iv	Re-elect Mr. Lam Ching Kam as an Independent Non-Executive Director of the Company	Mgmt	For	For
3.v	Authorize the Board of Directors to fix the remuneration of the Directors	Mgmt	For	For
4.	Re-appoint PricewaterhouseCoopers as the Auditor of the Company and authorize the Board of Directors of the Company to fix their remuneration	Mgmt	For	For
5.
Authorize the Directors of the Company [Director] to allot, issue and otherwise deal with additional ordinary shares of the Company or securities convertible into shares, or options, warrants or similar rights to subscribe for any shares and to make or grant offers, agreements and options which would or might require the exercise of such powers, subject to and in accordance with all applicable laws, of this resolution shall be in addition during and after the relevant period and the aggregate nominal amount of the share capital allotted, issued or otherwise dealt with or agreed conditionally or unconditionally to be allotted, issued or otherwise dealt with [whether pursuant to an option or otherwise] by the Directors otherwise than pursuant to: i) a rights issue [as specified]; or ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; or iii) the exercise of any option granted under the share option scheme or similar arrangement for the time being adopted or to be adopted for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries, of options to subscribe for, or rights to acquire shares of the Company; or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company [Articles] in force from time to time, shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
the Company is required by any applicable laws or the Articles to be held]
6.
Authorize the Directors to repurchase shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited [Stock Exchange] or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission and the Stock Exchange for this purposes, subject to and in accordance with all applicable laws and requirements, of the Rules Governing the Listing of Securities on the Stock Exchange as amended from time to time [Listing Rules], during the relevant period, not exceeding 10% of the aggregate nominal amount of the share capital of the Company at the date of passing this resolution; [Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is required by any applicable laws or the Articles to be held]
		Mgmt	For	For
7.
Approve, conditional upon Resolutions 5 and 6, the aggregate nominal amount of the share capital of the Company which shall have been repurchased by the Company under the authority granted to the Directors as in Resolution 6 [up to a maximum of 10% of the aggregate nominal amount of the share capital of the Company as in Resolution 6] shall be added to the aggregate nominal amount of the share capital that may be allotted, issued or otherwise dealt with, or agreed conditionally and unconditionally to be allotted, issued or otherwise dealt with by the Directors pursuant to Resolution 5
		Mgmt	For	For
SHIN ZU SHING CO LTD

Security:	Y7755T101	Meeting Type:	AGM
Ticker:		Meeting Date:	19-Jun-2009
ISIN:	TW0003376000	Agenda Number:	701974784

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
A.1	The 2008 business operations	Non-Voting		*
A.2	The 2008 audited reports	Non-Voting		*
A.3	The status of asset acquisition or disposal	Non-Voting		*
A.4	The status of endorsement and guarantee	Non-Voting		*
A5	The status of investment in People’s Republic of China	Non-Voting		*
A.6	The status of the 2005, 2006 cash injection and the 2008 local unsecured convertible bonds	Non-Voting		*
A.7	The revision to the rules of the Board meeting	Non-Voting		*
B.1	Approve the 2008 business reports and financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution, proposed cash dividend: TWD 4 per share	Mgmt	For	For
B.3	Approve to revise the Articles of Incorporation	Mgmt	Abstain	Against
B.4	Approve the issuance of new shares from retained earnings and staff bonus, proposed stock dividend: 100 for 1,000 shares held	Mgmt	For	For
B.5	Approve to revise the procedures of monetary loans, endorsement and guarantee	Mgmt	Abstain	Against
B.6	Extraordinary motions	Mgmt	For	Against
SHINHAN FINANCIAL GROUP CO LTD, SEOUL

Security:	Y7749X101	Meeting Type:	AGM
Ticker:		Meeting Date:	17-Mar-2009
ISIN:	KR7055550008	Agenda Number:	701814508

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING	Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
OPTION FOR THIS MEETING. THANK YOU.
1.	Approve the financial statement	Mgmt	For	For
2.
Approve the partial amendment to the Articles of Incorporation, amendment to the Articles of Incorporation resulting from enacting of Financial Investment Services and Capital Market Act and amendment of Commercial Law
		Mgmt	For	For
3.	Approve the limit of remuneration for the Directors	Mgmt	For	For
4.	Approve the Stock Option for staff, and the Directors/staff of the subsidiary of the Company	Mgmt	For	For
5.1	Elect Mr. Lee, Back Soon as an Non-Outside Director	Mgmt	For	For
5.2	Elect Mr. Go, Bu In as an Outside Director	Mgmt	For	For
5.3	Elect Mr. Kim, Young Woo as an Outside Director	Mgmt	For	For
5.4	Elect Mr. Kim, Yo Gu as an Outside Director	Mgmt	For	For
5.5	Elect Mr. Ryu, Si Yul as an Outside Director	Mgmt	For	For
5.6	Elect Mr. Yoon, Gye Sub as an Outside Director	Mgmt	For	For
5.7	Elect Mr. Lee, Jung Il as an Outside Director	Mgmt	For	For
5.8	Elect Mr. Jun, Sung Bin as an Outside Director	Mgmt	For	For
5.9	Elect Mr. Jung, Gab Young as an Outside Director	Mgmt	For	For
5.10	Elect Mr. Jung, Haeng Nam as an Outside Director	Mgmt	For	For
5.11	Elect Mr. Jo, Bong Yun as an Outside Director	Mgmt	For	For
5.12	Elect Mr. Choi, Young Suk as an Outside Director	Mgmt	For	For
5.13	Elect Mr. Philippe Reynieix as an Outside Director	Mgmt	For	For
6.1	Elect Mr. Kim, Young Woo as an Outside Director	Mgmt	For	For
6.2	Elect Mr. Jun, Sung Bin as an Outside Director	Mgmt	For	For
6.3	Elect Mr. Jung, Gab Young as an Outside Director	Mgmt	For	For
6.4	Elect Mr. Jo, Bong Yeon as an Outside Director	Mgmt	For	For

SHINSEGAE CO LTD, SEOUL

Security:	Y77538109	Meeting Type:	OGM
Ticker:		Meeting Date:	18-Nov-2008
ISIN:	KR7004170007	Agenda Number:	701765159

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the Merger	Mgmt	For	For
SHINSEGAE CO LTD, SEOUL

Security:	Y77538109	Meeting Type:	AGM
Ticker:		Meeting Date:	06-Mar-2009
ISIN:	KR7004170007	Agenda Number:	701817390

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the financial statements	Mgmt	For	For
2.	Amend the Articles of Incorporation	Mgmt	Abstain	Against
3.	Elect the Directors	Mgmt	For	For
4.	Elect the Audit Committee Member	Mgmt	For	For
5.	Approve the remuneration limit for the Director	Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*

Security:	Y7934R109	Meeting Type:	AGM
Ticker:		Meeting Date:	10-Jun-2009
ISIN:	TW0002325008	Agenda Number:	701854285

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.A	Management report on the business performance in FY 2008	Non-Voting		*
1.B	Supervisors review report on the FY 2008 audited financial statements	Non-Voting		*
1.C	Pursuant to ROC SFAs No. 34 to recognize an impairment loss	Non-Voting		*
2.A	Adopt the meeting of FY 2008 Business report and financial statements	Mgmt	For	For
2.B	Adopt the meeting of FY 2008 profit Distribution plan [cash dividend TWD 1.8 per share]	Mgmt	For	For
2.C	Other proposals	Non-Voting		*
SINGAPORE TELECOMMUNICATIONS LTD

Security:	Y79985209	Meeting Type:	AGM
Ticker:		Meeting Date:	25-Jul-2008
ISIN:	SG1T75931496	Agenda Number:	701650853

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the financial statements for the FYE 31 MAR 2008, the Directors’ report and the Auditors’ report thereon	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
2.	Declare a final dividend of 6.9 cents per share in respect of the FYE 31 MAR 2008	Mgmt	For	For
3.	Re-elect Mr. Graham John Bradley as an Independent Member of the Audit Committee, who retire by rotation in accordance with Article 97 of the Company’s Article of Association	Mgmt	For	For
4.	Re-elect Mr. Chumpol NaLamlieng as a Director, who retire by rotation in accordance with Article 97 of the Company’s Articles of Association	Mgmt	For	For
5.	Re-elect Mr. Nicky Tan Ng Kuang as an Independent Member of the Audit Committee, who retire by rotation in accordance with Article 97 of the Company’s Articles of Association	Mgmt	For	For
6.	Re-elect Mr. Dominic Chiu Fai Ho as an Independent Member of the Audit Committee, who ceases to hold the office in accordance with Article 103 of the Company’s Articles of Association	Mgmt	For	For
7.	Approve the payment of Directors’ fees by the Company of up to SGD 2,250,000 for the FYE 31 MAR 2009 [2008: up to SGD 2,250,000]	Mgmt	For	For
8.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Mgmt	For	For
	Transact any other business	Non-Voting		*
9.
Authorize the Directors to issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise and/or 2) make or grant offers, agreements or potions [collectively, Instruments] that might or would require shares to be issued including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and (ii) issue shares in pursuance of any instrument made or granted by the Directors while this resolution was in force; provided that the agreement number of shares to be issued pursuant to this resolution [including shares to be issued in pursuance of instruments made or granted pursuant to this resolution] does
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

not exceed 50% of the issued shares in the capital of the Company [as calculated in accordance with this resolution] of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of instrument made or granted pursuant to this resolution] does not exceed 10% of the total number issued shares in the capital of the Company; (ii) [subject to such manner of calculation as ,may be prescribed by the Singapore Exchange Securities Trading Limited (SGX-ST)] to determine the aggregate number of shares that may be issued under this resolution the percentage of issued shares shall be on that total number of issued shares in the capital of the Company at the time the resolution is passed after adjusting for: (a) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed and (b) any subsequent consolidation or sub division of shares (iii) in exercising the authority conferred by the resolution the Company shall comply with the provisions of the Listing manual of the SGX-ST and the rules of any other stock exchange on which the shares of the Company may for time being be listed or quoted for the time being in force and the Articles of Association for the time being of the Company and; [Authority shall continue in force until the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

10.
Authorize the Directors to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to exercise the options under the Singapore Telecom Share Option Scheme 1999 [1999 scheme] provided always that the aggregate number of shares to be issued pursuant to be 1999 Scheme shall not exceed 5% of the total number of issued share [excluding treasury shares] in the capital of the Company from time to time as calculated in accordance the rules of the 1999 Scheme
		Mgmt	For	For
11.	Authorize the Directors to grant awards in accordance	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

with the provisions of the Sing Tel Performance Share Plan [Share plan] and to allot and issue from time to time such number of fully paid up shares in the capital of the Company as may be required to be issued pursuant to the vesting of awards under the Share Plan, provided always that the aggregate number of shares to be issue pursuant to the 1999 Scheme and the Share Plan shall not exceed 10% of the total number of issued shares in the capital of the Company from time to time

SINGAPORE TELECOMMUNICATIONS LTD

Security:	Y79985209	Meeting Type:	EGM
Ticker:		Meeting Date:	25-Jul-2008
ISIN:	SG1T75931496	Agenda Number:	701650877

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act chapter 50 [the Companies Act], to purchase or otherwise acquire issued ordinary shares in the capital of the Company [Shares], not exceeding in aggregate the maximum limit [as specified],at such price or process as may be determined by the Directors from time to time up to the maximum price [as specified] whether by way of: market purchases on the Singapore Exchange Securities Trading Limited [SGX-ST], and/or any other stock exchange on which the shares may for the time being be listed and quoted [Other Exchange] and/or off-market purchases effected otherwise than on the SGX-ST or, as the case may be, other exchange] in accordance with any equal access scheme(s), as determined or formulated by the Directors as they consider fir, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act, in the case of a market purchase of a share 105% of the average closing market price of the shares and in case of an off-market purchase of a share pursuant to an equal access
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

scheme, 110% of the average closing market price of the shares and authorize the Directors of the Company and/or any of them to do all such acts and things deemed necessary to give effect to this Resolution; [Authority expires the earlier of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

2.
Approve, for the purposes of Rule 10.14 of the ASX Listing rules, the participation by the Relevant Person in the Relevant Period specified in paragraph 3.2 of the Circular to the shareholders and the CUFS holders dated 26 JUN 2008 [the Circular] in the SingTel Performance Share Plan, on the specified terms
		Mgmt	For	For
S.3	Amend Articles 93, 97, 98 and 103 of the Articles of the Association of the Company as specified	Mgmt	Abstain	Against
SINOTRANS SHIPPING LTD

Security:	Y8014Y105	Meeting Type:	AGM
Ticker:		Meeting Date:	25-May-2009
ISIN:	HK0368041528	Agenda Number:	701919702

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive and consider the audited financial statements and the report of the Directors and the Independent Auditor’s report for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend	Mgmt	For	For
3.1	Re-elect Mr. Tian Zhongshan as an Executive Director	Mgmt	For	For
3.2	Re-elect Mr. Li Hua as an Executive Director	Mgmt	For	For
3.3	Re-elect Ms. Feng Guoying as an Executive Director	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.4	Authorize the Board to fix the Directors’ fees	Mgmt	For	For
4.	Re-appoint the Auditors and authorize the Board to fix their remuneration	Mgmt	For	For
5.1
Authorize the Directors of the Company, to exercise by the Directors during the Relevant Period [as hereinafter defined] of all the powers of the Company to repurchase shares in the capital of the Company on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable Laws, rules and regulations and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other Stock Exchange as amended from time to time provided however that the aggregate nominal amount of the shares to be repurchased pursuant to this Resolution shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this Resolution; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by any applicable laws or the Articles of the Company to be held]
		Mgmt	For	For
5.2
Authorize the Directors of the Company, subject to the resolution and pursuant to Section 57B of the Companies Ordinance, during the Relevant Period [as specified] of all the powers of the Company to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements and options [including warrants, bonds, debentures, notes and other securities convertible into shares of the Company] which would or might require shares to be allotted; the aggregate nominal amount of share capital of the Company allotted or agreed conditionally or unconditionally to be allotted, issued or dealt with [whether pursuant to an option or otherwise] by the Directors pursuant to the approval in paragraph (a) above, otherwise than pursuant to: i) a
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Rights Issue or ii) the exercise of rights of subscription or conversion under the terms of any existing warrants, bonds, debentures, notes or other securities issued by the Company which carry rights to subscribe for or are convertible into shares of the Company or iii) the exercise of options under any Option Scheme or similar arrangement for the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangement of shares or rights to acquire shares of the Company or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company, shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of the passing of this resolution; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by any applicable Laws or the Articles of the Company to be held]

5.3
Approve, subject to the passing of the Resolutions 5.1 and 5.2, the general mandate granted to the Directors to allot, issue and deal with additional shares or the Company pursuant to Resolution 5.2 by the addition to it of an amount representing the aggregate nominal amount of the shares in the capital of the Company which are repurchased by the Company pursuant to and since the granting to though Company of the general mandate to repurchase shares in accordance with Resolution 5.1 provided that such extended amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this Resolution
		Mgmt	For	For
5.4
Approve that the proposed caps [as specified] in relation to the continuing connected transactions contemplated under the Renewed Continuing Connected Transactions [as specified] for the 3 years ending on 31 DEC 2012, and authorize the Directors to sign, seal, execute, perfect, deliver and do all such documents, deed, acts, matters and things as they may in their discretion consider necessary or desirable or expedient
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

to implement and/or to give effect to the Renewed Continuing Connected Transaction Agreements [as specified], the proposed caps and the transactions thereby contemplated; and approve that the continued implementation of the ongoing connected transactions under the Master Services Agreement and Master Chartering Agreement for the year 2009 by independent shareholders

6.
Approve that, the Conditional Agreement [the “Renewed Master Services Agreement” dated 08 APR 2009 entered into between [China National Foreign Trade Transportation [Group] Corporation] [“Sinotrans Group Limited”, together with its subsidiaries [excluding the Company], the “Sinotrans Group” and the Company, as specified, pursuant to which, the Company, its subsidiaries and jointly controlled entities [together the “Group” will provide certain services to the Sinotrans Group and the Sinotrans Group will provide certain services to the Group [the “Services”; approve the cap amounts in relation to the Services as set out in the Renewed Master Services Agreement for each of the 3 FYE 31 DEC 2012; and authorize any 1 Director, or any 2 Directors if the affixation of the common seal is necessary, to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him/her to be incidental to, ancillary to or in connection with the matters contemplated in the Renewed Master Services Agreement
		Mgmt	For	For
7.
Approve the Conditional Agreement [the “Renewed Master Chartering Agreement] dated 08 APR 2009 entered into between Sinotrans Group Limited and the Company, as specified, pursuant to which, the Sinotrans Group will charter in vessels from the Group to use as carrier for cargo shipping services or sub-charter vessels to other shipping companies for cargo shipping [the “Chartering Services”; approve the cap amounts in relation to the Chartering Services as set out in the Renewed Master Chartering Agreement for each of the 3 FYE 31 DEC 2012; and authorize any 1 Director, or any 2 Directors if the affixation of the common seal is necessary, to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him/her to be incidental to, ancillary to or in connection with the matters contemplated
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
in the Renewed Master Chartering Agreement
S.8
Amend Article 17, Article 44, Article 72, Article 73, Article 75, Article 78, Article 81, Article 95, Article 96, Article 104, Article 107, Article 138, Article 139, Article 172, Article 173 and Article 175 of the Company’s Articles of Association, as specified
		Mgmt	For	For
SK TELECOM LTD

Security:	Y4935N104	Meeting Type:	AGM
Ticker:		Meeting Date:	13-Mar-2009
ISIN:	KR7017670001	Agenda Number:	701817958

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.	Non-Voting		*
1.	Approve the financial statement	Mgmt	For	For
2.	Approve the limit of remuneration for the Directors	Mgmt	For	For
3.	Amend the remuneration provision for the Directors	Mgmt	For	For
4.1	Elect the Directors	Mgmt	For	For
4.2	Elect the Outside Directors	Mgmt	For	For
4.3	Elect the Auditor Committee Member	Mgmt	For	For
SOHU.COM INC.

Security:	83408W103	Meeting Type:	Annual
Ticker:	SOHU	Meeting Date:	19-Jun-2009
ISIN:	US83408W1036	Agenda Number:	933082404

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
01	DIRECTOR CHARLES ZHANG CHARLES HUANG DAVE QI SHI WANG	Mgmt Mgmt Mgmt Mgmt	For For For For	For For For For
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS LIMITED COMPANY AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.	Mgmt	For	For
SRE GROUP LTD

Security:	G8403X106	Meeting Type:	AGM
Ticker:		Meeting Date:	02-Jun-2009
ISIN:	BMG8403X1065	Agenda Number:	701930643

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE “FOR” OR “AGAINST” FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive and approve the financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008	Mgmt	For	For
2.1	Re-elect Mr. Cheung Wing Yui as a Non-Executive Director	Mgmt	For	For
2.2	Re-elect Mr. Jin Bing Rong as a Non-Executive Director	Mgmt	For	For
2.3	Re-elect Mr. Jiang Xie Fu as an Independent Non-Executive Director	Mgmt	For	For
2.4	Re-elect Mr. Yu Hai Sheng as an Executive Director	Mgmt	For	For
2.5	Re-elect Mr. Li Yao Min as an Executive Director	Mgmt	For	For
2.6	Authorize the Board of Directors to fix the Directors’ remuneration	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.	Re-appoint the Auditors for the ensuing year and authorize the Board of Directors to fix their remuneration	Mgmt	For	For
4.A
Authorize the Directors of the Company, during the relevant period, to repurchase shares of HKD 0.10 each in the capital of the Company on The Stock Exchanges of Hong Kong Limited [the Stock Exchange] or on any other stock exchanges on which the securities of the Company may be listed and recognized by the Securities and the Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable Laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other stock exchanges as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the By-Laws of the Company or any applicable law to be held]
		Mgmt	For	For
4.B
Authorize the Directors of the Company, during the relevant period, to allot, issue and deal with any unissued shares in the capital of the Company and to make or grant offers, agreements and options [including bonds, warrants and debentures, notes and any securities which carry rights to subscribe for or are convertible into shares in the Company] which would or might require the exercise of such power; the aggregate nominal amount of share capital allotted and issued or agreed conditionally or unconditionally to be allotted and issued by the Directors, not exceeding 20% aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution, otherwise than pursuant to: i) a rights issue; ii) an issue of shares as scrip dividends in accordance with the By-Laws from time to time; or iii) an issue of shares upon the exercise of rights of subscription or conversion under the terms of any bonds, warrants, debenture, notes and any securities which carry rights to subscribe for or are convertible into shares
		Mgmt	For	For

in the Company; or iv) an issue of shares under any option scheme or similar arrangement; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the By-Laws or any applicable law to be held]

4.C
Approve, conditional upon the passing of Resolutions 5.A and 5.B, to extend the general mandate granted to the Directors to allot, issue and deal with the additional shares pursuant to Resolution 5.B, by an amount representing the aggregate nominal amount of the share capital purchased pursuant to Resolution 5.A, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution
	Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
	Non-Voting		*
STATE BANK OF INDIA

Security:	Y8161Z129	Meeting Type:	EGM
Ticker:		Meeting Date:	12-Jan-2009
ISIN:	INE062A01012	Agenda Number:	701790342

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting		*

PLEASE NOTE THAT ALTHOUGH THERE ARE 03 CANDIDATES TO BE ELECTED AS DIRECTORS, THERE IS ONLY 01 VACANCIE AVAILABLE TO BE FILLED AT THE MEETING. THE STANDING INSTRUCTIONS FOR THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE REQUIRED TO VOTE FOR ONLY 01 OF THE 03 DIRECTORS. THANK YOU.
		Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.1	Elect, under the provisions of Section 19(c) read with Section 25(2) of the State Bank of India Act, 1955, Shri Radheshyam Maheshwari as a Director to the Central Board	Mgmt	No vote	*
1.2	Elect, under the provisions of Section 19(c) read with Section 25(2) of the State Bank of India Act, 1955, Shri D. Sundaram as a Director to the Central Board	Mgmt	No vote	*
1.3	Elect, under the provisions of Section 19(c) read with Section 25(2) of the State Bank of India Act, 1955, Shri Umesh Nath Kapur as a Director to the Central Board	Mgmt	No vote	*
STATE BANK OF INDIA

Security:	Y8161Z129	Meeting Type:	AGM
Ticker:		Meeting Date:	19-Jun-2009
ISIN:	INE062A01012	Agenda Number:	701980270

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive the Central Board’s report, the balance sheet and profit and loss account of the Bank made up to the 31 MAR 2009 and the Auditors’ report on the balance sheet and accounts	Mgmt	For	For
TAEWOONG CO LTD

Security:	Y8365T101	Meeting Type:	EGM
Ticker:		Meeting Date:	06-Aug-2008
ISIN:	KR7044490001	Agenda Number:	701646830

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the partial amendment to the Articles of Incorporation	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
2.	Elect the Directors	Mgmt	For	For
TAEWOONG CO LTD, PUSAN

Security:	Y8365T101	Meeting Type:	AGM
Ticker:		Meeting Date:	26-Mar-2009
ISIN:	KR7044490001	Agenda Number:	701837481

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 538837 DUE TO RECEIPT OF ADDITIONAL RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION IN KOREA. THANK YOU.	Non-Voting		*
1.	Approve the financial statement	Mgmt	For	For
2.	Approve the partial amendment to the Articles of Incorporation	Mgmt	For	For
3.	Elect the Auditors	Mgmt	For	For
4.	Approve the limit of remuneration for Directors	Mgmt	For	For
5.	Approve the limit of remuneration for Auditors	Mgmt	For	For
TAIWAN CEMENT CORP

Security:	Y8415D106	Meeting Type:	AGM
Ticker:		Meeting Date:	19-Jun-2009
ISIN:	TW0001101004	Agenda Number:	701980078

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
A.1	The 2008 business operations and financial statements	Non-Voting		*
A.2	The 2008 audited reports	Non-Voting		*
A.3	The status of buyback treasury stock	Non-Voting		*
B.1	Approve the 2008 business reports and financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution; proposed cash dividend: TWD 1.32 per share	Mgmt	For	For
B.3	Approve to revise the procedures of endorsement and guarantee	Mgmt	Abstain	Against
B.4	Approve to revise the procedures of monetary loans	Mgmt	Abstain	Against
B.5	Approve to revise the procedures of asset acquisition or disposal	Mgmt	Abstain	Against
B6.1A	Elect Heng Qiang Investment Co., Ltd Shareholder No: 20420700 Representative: Mr. Koo Cheng Yun as a Director	Mgmt	For	For
B6.1B	Elect Fu Pin Investment Co., Ltd Shareholder No: 20420701 Representative: Mr. Chang An Ping as a Director	Mgmt	For	For
B6.1c	Elect Chinatrust Investment Co., Ltd Shareholder No: 20083257 Representative: Mr. Yeh Ming Hsun as a Director	Mgmt	For	For
B6.1D	Elect China Synthetic Rubber Corp. Shareholder No: 20055830 Representative: Mr. Kenneth C.M. Lo as a Director	Mgmt	For	For
B6.1E	Elect Heng Qiang Investment Co., Ltd Shareholder No: 20420700 Representative: Mr. Hsieh Chi Chia as a Director	Mgmt	For	For
B6.1F	Elect Goldsun Development and Construction Co., Ltd Shareholder No: 20011612 Representative: Mr. Lin Ming Sheng as a Director	Mgmt	For	For
B6.1G	Elect Ching Yuan Investment Co., Ltd Shareholder No:20052240 Representative: Mr. Chen Chien Tong as a Director	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
B6.1H	Elect Xin Hope Investment Co., Ltd Shareholder No:20074832 Representative: Mr. Chang Yong as a Director	Mgmt	For	For
B6.1I	Elect Daw Yuan Investment Corporation Shareholder No: 20058191 Representative: Mr. Chen Teh-Jen as a Director	Mgmt	For	For
B6.1J	Elect Hope Enterprises Co., Ltd. Shareholder No: 20053196 Representative: Mr. Wang Paul P. as a Director	Mgmt	For	For
B6.1K	Elect Shinkong Synthetic Fiber Corporation Shareholder No: 20042730 Representative: Mr. Wu Eric T. as a Director	Mgmt	For	For
B6.1L	Elect Heng Qiang Investment Co., Ltd Shareholder No: 20420700 Representative: Mr. John T. Yu as a Director	Mgmt	For	For
B6.1M	Elect Fu Pin Investment Co., Ltd Shareholder No: 20420701 Representative: Ms. Jennifer Lin, Esq as the Director	Mgmt	For	For
B6.1N	Elect Fu Pin Investment Co., Ltd Shareholder No: 20420701 Representative: Mr. Shan Weijian as the Director	Mgmt	For	For
B6.1O	Elect Sishan Investment Co., Ltd Shareholder No: 20391964 Representative: Mr. Lin Nan Chou as the Director	Mgmt	For	For
B6.2A	Elect Tong Yang Chia Hsin International Corporation Shareholder No: 20457108 Representative: Mr. Chang Yung Ping as a Supervisor	Mgmt	For	For
B6.2B	Elect Chien Kuo Construction Co., Ltd. Shareholder No: 20037719 Representative: Mr. Chen Chi Te as a Supervisor	Mgmt	For	For
B6.2C	Elect Koo Foundation Shareholder No: 20178935 Representative: Mr. Chao Koo Hwai-Chen as a Supervisor	Mgmt	For	For
B.7	Approve to release the prohibition on Directors from participation in competitive business	Mgmt	For	For
B.8	Extraordinary motions	Mgmt	For	Against

TAIWAN SEMICONDUCTOR MFG CO LTD

Security:	Y84629107	Meeting Type:	AGM
Ticker:		Meeting Date:	10-Jun-2009
ISIN:	TW0002330008	Agenda Number:	701938601

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 554580 DUE TO RECEIPT OF DIRECTORS NAME. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*
	Call meeting to order	Non-Voting		*
1.	Chairman’s Address	Mgmt	For	For
2.1	To report the business of 2008	Non-Voting		*
2.2	Audit Committee’s review report	Non-Voting		*
2.3	To report the implementation of shares buyback	Non-Voting		*
2.4	To report TSMC’s Merger of its 100% owned subsidiary - Hsin Ruey Investment Co. Ltd	Non-Voting		*
3.1	Approve to accept the 2008 business report and financial statements	Mgmt	For	For
3.2	Approve the proposal for distribution of 2008 profits	Mgmt	For	For
3.3	Approve the capitalization of 2008 dividends, 2008 employee profit sharing, and capital surplus	Mgmt	For	For
3.4.A	Approve to revise the procedures for lending funds to other parties	Mgmt	For	For
3.4.B	Approve to revise the procedures for endorsement and guarantee	Mgmt	For	For
4.1	Elect Mr. Morris Chang as a Chairman	Mgmt	For	For
4.2	Elect Mr. F.C. Tseng as a Vice Chairman	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
4.3	Elect Mr. Rick Tsai as a Director	Mgmt	For	For
4.4	Elect Mr. Yuan Tain-Jy-Chen as a Director, Representative of National Development Fund, Executive	Mgmt	For	For
4.5	Elect Sir. Peter Leahy Bonfield as an Independent Director	Mgmt	For	For
4.6	Elect Mr. Stan Shih as an Independent Director	Mgmt	For	For
4.7	Elect Mr. Carleton Sneed Florina as an Independent Director	Mgmt	For	For
4.8	Elect Mr. Thomas J. Engibous as an Independent Director	Mgmt	For	For
5.	Other business and special motion	Non-Voting		*
6.	Meeting adjourned	Mgmt	For	For
TATA TEA LTD

Security:	Y85484114	Meeting Type:	AGM
Ticker:		Meeting Date:	22-Aug-2008
ISIN:	INE192A01017	Agenda Number:	701671946

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the profit and loss account for the YE 31 MAR 2008, the balance sheet as at the date together with the reports of the Directors and the Auditors thereon	Mgmt	For	For
2.	Declare a dividend	Mgmt	For	For
3.	Re-appoint Mr. R.K. Krishna Kumar as a Director, who retires by rotation	Mgmt	For	For
4.	Re-appoint Mr. U.M. Rao as a Director, who retires by rotation	Mgmt	For	For
5.	Re-appoint Dr. Amrita H. Patel as a Director, who retires by rotation	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
6.	Appoint the Auditors and approve to fix their remuneration	Mgmt	For	For
7.	Appoint Mr. Peter Dylan Unsworth as a Director of the Company	Mgmt	For	For
TEXMACO LTD

Security:	Y8548R113	Meeting Type:	AGM
Ticker:		Meeting Date:	11-Aug-2008
ISIN:	INE435C01016	Agenda Number:	701671960

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive the report of the Directors and adopt the audited accountants of the Company for the YE 31 MAR 2008	Mgmt	For	For
2.	Declare a dividend on equity shares for the YE 31 MAR 2008	Mgmt	For	For
3.	Re-elect Dr. K .K. Birla as a Director, who retires by rotation	Mgmt	For	For
4.	Re-elect Shri B. Rai as a Director, who retires by rotation	Mgmt	For	For
5.	Re-elect Shri H. C. Gandhi as a Director, who retires by rotation	Mgmt	For	For
6.	Appoint the Auditors and approve to fix their remuneration	Mgmt	For	For
7.i
Approve that: pursuant to the provisions of Sections 94(1)(a), 94(1)(d) and other applicable provisions of the Companies Act, 1956, and Article 47 of the Articles of Association of the Company, the authorized capital of the Company be increased, reclassified and sub-divided from INR 15,00,00,000 dividend into 1,40,00,000 Equity Shares of INR 10 each, 40,000 preference shares of INR 100 each and 60,000 shares of INR 100 each to INR 20,00,00,000 divided into
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

17,00,00,000 equity shares of INR 1 each and 3,00,000 6% Redeemable Non-Cumulative Preference Shores of INR l00 each and accordingly the relevant portion of Clause No. 5 of the Memorandum of Association be substituted as specified; each of the issued and subscribed 1,10,78,309 Equity Shares of INR 10 each, fully paid up, in the capital of the Company be subdivided into 11,07,83,090 Equity Shares of INR 1 each, fully paid up and that the existing certificates of equity shares be called back by the Board of Directors and cancelled and the new certificates in respect of the equity shares of INR 1 each be issued in accordance with the provisions of the Companies [Issue of Share Certificates] Rules, 1960; and to authorize the Board of Directors, for the purpose of giving effect to the above, to do all such acts, deeds, matters and things as it may consider necessary, expedient, usual or proper including notification in stock exchanges wherever the shares are listed and to CDSL and NSDL for dematerialization of shares

S.7ii
Amend, pursuant to Section 17 of the Companies Act, 1956, the Object Clause 3 of the Memorandum of Association of the Company by inserting the specified new Sub-Clause No. 1(E) after the existing Sub-Clause 1(D); and authorize the Board of Directors of the Company to take such step as may be deemed necessary to give effect to above Resolution and to file a copy of altered Memorandum of Association of the Company with the Registrar of Companies, West Bengal for registration along with requisite form
		Mgmt	For	For
7.iii
Appoint, pursuant to the provisions of Sections 198, 269, 309, read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, Shri D. H. Kela as a whole time Director of the Company for a period of 5 years with effect from 18 NOV 2007, not liable to retire by rotation and on the specified terms and conditions approved by the Board of Directors
		Mgmt	For	For
7.iv	Approve, subject to the provisions of Sections 198, 309 and other applicable provisions of the Companies Act, 1956to pay the Non-Executive Directors of the Companies remuneration by	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

way of commission, in respect of the profits of the Company for each year, with a ceiling of INR 1 lakh per annum per Director and not exceeding 1% of the net profits of the Company computed under the provisions of Sections 198, 345 and 350 of the Companies Act, 1956, for a period of 5 years commencing from 01 APR 2007

S.7.v
Approve, subject to the approval of the Central Government and pursuant to the provisions of Section 314(1B) of the Companies Act, 1956, the holding of an office or place of profit by Shri Gaurav Agarwala, a relative of Dr. K. K. Birla and Shri S. K. Poddar, Directors of the Company, as the Chief Executive, Neora Hydro Division at an overall remuneration or INR 1,00,000 per month and that he shall be entitled, as per the Company’s Rules and Regulations, to such increments, allowances, leave benefits, amenities and facilities, including medical and retirement benefits as are applicable to other Senior Executives of the Company; and authorize the Board of Directors to grant annual increments as may be deemed fit provided however, that the total remuneration payable to him not to exceed INR l,50,000 per month
		Mgmt	For	For
THE SIAM COMMERCIAL BANK PUBLIC CO LTD

Security:	Y7905M113	Meeting Type:	AGM
Ticker:		Meeting Date:	03-Apr-2009
ISIN:	TH0015010018	Agenda Number:	701852166

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the minutes of the AGM of shareholders No. 185 held on 03 APR 2008	Mgmt	For	For
2.	Acknowledge the annual report prepared by the Board of Directors	Mgmt	For	For
3.	Approve the financial statements for the FYE 31 DEC 2008	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
4.	Approve the allocation of profits and dividend payment from the Bank’s operational result of year 2008	Mgmt	For	For
5.	Approve the distribution of the Directors remuneration and the allocation of the Directors bonus for the year 2009	Mgmt	For	For
6.	Elect the Directors in replacement of those retired by rotation	Mgmt	For	For
7.	Appoint the Auditors and approve to fix the auditing fee	Mgmt	For	For
8.	Approve the Bank’s Articles of Association	Mgmt	For	For
9.	Amend Clause 4 of the Bank’s Memorandum of Association in order for it to be in line with the conversion of preferred shares into ordinary shares in the year 2008	Mgmt	For	For
TOP GLOVE CORP BERHAD

Security:	Y88965101	Meeting Type:	AGM
Ticker:		Meeting Date:	13-Jan-2009
ISIN:	MYL7113OO003	Agenda Number:	701775655

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	Receive the audited financial statements for the FYE 31 AUG 2008 together with the reports of the Directors and the Auditors thereon	Non-Voting		*
1.	Approve the declaration of a Single Tier Final Dividend of 12% for the FYE 31 AUG 2008	Mgmt	For	For
2.	Approve the payment of the Directors’ fees for the FYE 31 AUG 2008	Mgmt	For	For
3.	Re-elect Mr. Tan Sri Dr. Lim, Wee-Chai as a Director, who retires pursuant to Article 94 of the Company’s Articles of Association	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
4.	Re-elect Mr. Lim Hooi Sin as a Director, who retires pursuant to Article 94 of the Company’s Articles of Association	Mgmt	For	For
5.	Re-appoint Tan Sri Datuk (Dr.) Arshad Bin Ayub as a Director of the Company and to hold office until the conclusion of the next AGM, pursuant to Section 129(6) of the Companies Act, 1956	Mgmt	For	For
6.	Re-appoint Mr. Sekarajasekaran A/L Arasaratnam as a Director of the Company and to hold office until the conclusion of the next AGM, pursuant to Section 129(6) of the Companies Act, 1956	Mgmt	For	For
7.	Re-appoint Messrs. Ernst & Young as the Auditors of the Company until the conclusion of the next AGM and authorize the Directors to fix their remuneration	Mgmt	For	For
8.
Authorize the Directors, subject to Section 132D of the Companies Act, 1965 and approvals of the relevant governmental/regulatory authorities, to issue and allot shares in the Company, at any time to such persons and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion deem fit, provided that the aggregate number of shares issued pursuant to this Resolution does not exceed ten per centum (10%) of the issued and paid-up share capital of the Company for the time being; and authorize the Directors to obtain the approval for the listing of and quotation for the additional shares so issued on the Bursa Malaysia Securities Berhad; [Authority expires immediately upon the passing of this Resolution and continue to be in force until the conclusion of the next AGM of the Company]
		Mgmt	For	For
9.
Authorize the Company, subject to Companies Act, 1965, the Company’s Memorandum and Articles of Association, the Listing Requirements of Bursa Malaysia Securities Berhad [Bursa Securities] and the approvals of all relevant governmental and/or regulatory authority [if any], to purchase such amount of ordinary shares of MYR 0.50 each in the Company [Proposed Share Buy-Back] as may determined by the Board from time to time through Bursa Securities upon such terms and conditions as the Board may deem fit and expedient in the interest of the Company provided
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

that the aggregate number of shares purchased pursuant to this resolution shall not exceed 10% of the total issued and paid-up share capital of the Company; the maximum amount of funds to be utilized for the purpose of the Proposed Share Buy-Back shall not exceed the Company’s aggregate retained profits and/or share premium account; at the discretion of the Board, the shares of the Company to be purchased are proposed to be cancelled and/or retained as treasury shares and/or distributed as dividends and/or resold on Bursa Securities; [Authority expire at the conclusion of the next AGM of the Company at which time the authority shall lapse unless by ordinary resolution passed at a general meeting, the authority is renewed either unconditionally or subject to conditions; or the expiration of the period within which the next AGM is required by law to be held]; and authorize the Board to take such steps to give full effect to the Proposed Share Buy-Back with full power to assent to any conditions, modifications, variations and/or amendments as may be imposed by the relevant authorities and/or to do all such acts and things as the Board may deem fit and expedient in the best interest of the Company

	Transact any other business	Non-Voting		*
UNI-PRESIDENT ENTERPRISES CORP, YONGKANG CITY, TAINAN COUNTY

Security:	Y91475106	Meeting Type:	AGM
Ticker:		Meeting Date:	29-Jun-2009
ISIN:	TW0001216000	Agenda Number:	701987767

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
A.1	The 2008 business operations	Non-Voting		*
A.2	The 2008 Audited reports	Non-Voting		*
A.3	The status of endorsement and guarantees	Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
B.1	Approve the 2008 financial statements	Mgmt	For	For
B.2	Approve the 2008 profit distribution; proposed cash dividend: TWD 0.44 per share	Mgmt	For	For
B.3	Approve to increase the investment quota in People’s Republic of China	Mgmt	For	For
B.4	Approve the issuance of new shares from retained earnings; proposed stock dividend: 44 for 1,000 shares held	Mgmt	For	For
B.5	Approve the proposal of capital injection to issue of new shares or the Global Depositary Receipt	Mgmt	For	For
B.6	Extraordinary motions	Mgmt	Abstain	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
UNITED MICROELECTRONICS CORP

Security:	Y92370108	Meeting Type:	AGM
Ticker:		Meeting Date:	10-Jun-2009
ISIN:	TW0002303005	Agenda Number:	701972970

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Chairman: Mr. Stan Hung	Non-Voting		*
2.	Chairman’s address	Non-Voting		*
3.1	UMC 2008 business operations	Mgmt	For	For
3.2	Supervisors’ report on reviewing 2008 audited financial reports	Mgmt	For	For
3.3	Acquisition or disposal of assets with related parties in 2008	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.4	Status of 12th and 13th shares buyback program	Mgmt	For	For
3.5	Amendment of the Employee Stock Option Plan	Mgmt	Abstain	Against
3.6	Amendment of the Transfer Repurchased Shares to Employees Phase XI Procedure	Mgmt	Abstain	Against
4.1	To acknowledge 2008 business report and financial statements	Mgmt	For	For
4.2	To acknowledge 2008 profit and loss appropriation chart	Mgmt	For	For
5.1	Proposal to amend the Company’s “Loan Procedure”	Mgmt	Abstain	Against
5.2	Proposal to amend the Company’s “Endorsements and Guarantees Procedure”	Mgmt	Abstain	Against
5.3	Proposal to amend the Company’s “Financial Derivatives Transaction Procedure”	Mgmt	Abstain	Against
5.4	Proposal to amend the Company’s “Acquisition or Disposal of Assets Procedure”	Mgmt	Abstain	Against
5.5	Proposal to discuss the acquisition of total shares of He Jian Technology (Suzhou) Co., Ltd through merging with the Holding Companies	Mgmt	For	For
5.6	Proposal to discuss the new share issuance for merging with the Holding Companies of He Jian Technology (Suzhou) Co., Ltd	Mgmt	For	For
6.1	Election Mr. Chun-Yen Chang [ID: D100028575] as an Independent Director	Mgmt	For	For
6.2	Election Mr. Chung Laung Liu [ID: S124811949] as an Independent Director	Mgmt	For	For
6.3	Election Mr. Paul S.C. Hsu [ID: F102847490] as an Independent Director	Mgmt	For	For
6.4	Election Mr. Cheng-Li Huang [ID: R100769590] as an Independent Director	Mgmt	For	For
6.5	Election Mr. Ting-Yu Lin [ID: A122296636] as an Outside Director, Shareholder No: 5015	Mgmt	For	For
6.6	Election Mr. Stan Hung [ID: N120210012] as a Director, Shareholder No: 111699	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
6.7	Election Mr. Shih-Wei Sun [Representative of Silicon Integrated Systems Corp] as a Director, Shareholder No: 1569628	Mgmt	For	For
6.8	Election Mr. Wen-Yang Chen [Representative of Hsun Chieh Investment Co.] as a Director, Shareholder No: 195818	Mgmt	For	For
6.9	Election Mr. Po-Wen Yen [Representative of Hsun Chieh Investment Co.] as a Director, Shareholder No: 195818	Mgmt	For	For
7.	Extraordinary Motions	Non-Voting		*
8.	Adjournment	Non-Voting		*
UNITED OVERSEAS BK LTD

Security:	V96194127	Meeting Type:	EGM
Ticker:		Meeting Date:	29-Apr-2009
ISIN:	SG1M31001969	Agenda Number:	701891752

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 of Singapore [the Companies Act], to purchase or otherwise acquire issued ordinary shares in the capital of the Company [the Shares] not exceeding in aggregate the maximum limit [number of shares representing 5% of the total number of issued shares [excluding any shares which are held as treasury shares]], at such price or prices as may be determined by the Directors of the Company from time to time up to the maximum price [in the case of a market purchase of a share, 105% of the average closing price of the shares; and in the case of an off-market purchase of a share pursuant to an equal access scheme, 110% of the average closing price of the shares], whether by way of: i) market purchase(s) on the Singapore Exchange Securities Trading Limited [SGX-ST]; and/or ii) off-market purchase(s) [if effected
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

otherwise than on SGX-ST] in accordance with any equal access Scheme(s) as may be determined or formulated by the Directors of the Company as they consider fit, which Scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of SGX-ST as may for the time being be applicable [the Share Purchase Mandate]; [Authority expires the earlier of the next AGM of the Company or the date on which the next AGM is required by law to be held]; authorize the Directors of the Company and/or any of them to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this resolution

UNITED OVERSEAS BK LTD

Security:	V96194127	Meeting Type:	AGM
Ticker:		Meeting Date:	29-Apr-2009
ISIN:	SG1M31001969	Agenda Number:	701896790

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive the financial Statements, the Directors’ report and the Auditors’ report for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final one-tier tax-exempt dividend of 40 cents per ordinary share for the YE 31 DEC 2008	Mgmt	For	For
3.	Approve the Directors’ fees of SGD 912,500 for 2008	Mgmt	For	For
4.	Approve the fee of SGD 2,500,000 to the Chairman of the Bank, Dr. Wee Cho Yaw, for the period from JAN 2008 to DEC 2008	Mgmt	For	For
5.	Re-appoint Ernst & Young LLP as the Auditors of the Company and authorize the Directors	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
to fix their remuneration
6.	Re-elect Mr. Wee Ee Cheong as a Director, pursuant to Section 153[6] of the Companies Act, Chapter 50, to hold such office until the next AGM of the Company	Mgmt	For	For
7.	Re-elect Dr. Wee Cho Yaw as a Director, pursuant to Section 153[6] of the Companies Act, Chapter 50, to hold such office until the next AGM of the Company	Mgmt	For	For
8.	Re-elect Professor Lim Pin as a Director, pursuant to Section 153[6] of the Companies Act, Chapter 50, to hold such office until the next AGM of the Company	Mgmt	For	For
9.	Re-elect Mr. Ngiam Tong Dow as a Director, pursuant to Section 153[6] of the Companies Act, Chapter 50, to hold such office until the next AGM of the Company	Mgmt	For	For
10.
Authorize the Directors, to issue ordinary shares in the capital of the Company [“shares”] whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options [including options under the UOB 1999 Share Option Scheme [the “Scheme”] [collectively, “Instruments”] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and (b) [notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any Instrument made or granted by the Directors while this resolution was in force, provided that: (1) the aggregate number of ordinary shares to be issued pursuant to this Resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 50% of the total number of issued shares, excluding treasury shares, in the capital of the Company [as calculated in accordance with this resolution below], of which the aggregate number of shares to be
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

issued other than on a pro-rata basis to shareholders of the Company [including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 20 % of the total number of issued shares, excluding treasury shares, in the capital of the Company [as calculated in accordance with this resolution below); (2) [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited [“SGX-ST”] for the purpose of determining the aggregate number of shares that may be issued under this resolution above, the percentage of issued shares shall be based on the total number of issued shares, excluding treasury shares, in the capital of the Company at the time this Resolution is passed, after adjusting for: (i) new ordinary shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed; and (ii) any subsequent bonus issue, consolidation or sub-division of shares; (3) in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of Association for the time being of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

11.
Authorize the Director, to allot and issue any of the preference shares referred to in the Articles 7A, 7B, 7C, 7D, 7E and/or 7F of the Articles of Association of the Company; and/or make or grant offers, agreements or options that might or would require the preference shares referred to in this resolution above to be issued, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit and [notwithstanding that the authority conferred by this Resolution may have ceased to be in force] to issue the preference shares referred to in this resolution above in connection with any offers, agreements or options made or granted by the Directors
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

while this resolution was in force; to do all such things and execute all such documents as they may consider necessary or appropriate to give effect to this Resolution as they may deem fit; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

UNITED SPIRITS LTD

Security:	Y92311102	Meeting Type:	AGM
Ticker:		Meeting Date:	26-Dec-2008
ISIN:	INE854D01016	Agenda Number:	701787155

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive the accounts for the YE 31 MAR 2008 and the reports of the Auditors and Directors thereon	Mgmt	For	For
2.	Declare dividend on preference shares	Mgmt	For	For
3.	Declare dividend on equity shares	Mgmt	For	For
4.	Re-appoint Mr. M.R. Doraiswamy Iyengar as a Director, who retires by rotation	Mgmt	For	For
5.	Re-appoint Mr. B.M. Labroo as a Director, who retires by rotation	Mgmt	For	For
6.	Appoint Auditors and fix their remuneration	Mgmt	For	For
S.7
Approve in partial modification to the Resolution No. 8 passed at the 7th AGM of the Company held on 28 DEC 2006 and in accordance with the provisions and subject to the limits prescribed under Sections 198, 269, 309, 310 Schedule XIII and any other applicable provisions of the Companies Act, 1956 and Rules framed thereunder and any statutory modification or re-enactment thereof, the revision in the range of basic salary under the heading salary payable to Mr. Vijay Kumar Rekhi [Mr. V.K. Rekhi] Managing
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Director of the Company from the existing INR 500,000 to INR 900,000 per month, to INR 500,000 to INR 1,500,000 per month with authority to the Board of Directors to decide increments within the above basic salary range from time tot time and proportionate increases in all benefits related to the quantum of salary, with all the other terms and conditions remaining unchanged, for the remaining period of his 5 year terms of office i.e., up to 18 APR 2011; the remuneration aforesaid by way of salary, special allowance performance evaluation payment, perquisites, benefits, amenities and facilities shall be the minimum remuneration payable to Mr. V.K. Rekhi, notwithstanding the absence or inadequacy of profits in any FY of the Company during the remaining period of his 5 year term of Office i.e., up to 18 APR 2011, subject to approval of the Central Government, if required; in the event of any relaxation made by the Government in the guidelines or ceiling on Managerial remuneration during the remaining terms of office of Mr. V.K. Rekhi, the remuneration [including minimum remuneration] payable to him as Managing Director shall be increased as the Board of Directors may deem fit it accordance with the guidelines of ceiling; authorize the Board of Directors of the Company of a Committee thereof to take all steps as may be necessary proper and expedient to give effect to this resolution

WELSPUN GUJARAT STAHL ROHREN LTD

Security:	Y9535F120	Meeting Type:	CRT
Ticker:		Meeting Date:	16-Jun-2009
ISIN:	INE191B01025	Agenda Number:	701994750

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve with or without modification[s], the scheme of arrangement in the nature of De-merger and transfer of the Plate & Coil Mill Division of Welspun-Gujarat Stahl Rohren Limited to	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
Welspun Steel Plates and Coil Mills Private Limite
WELSPUN GUJARAT STAHL ROHREN LTD

Security:	Y9535F120	Meeting Type:	EGM
Ticker:		Meeting Date:	25-Jun-2009
ISIN:	INE191B01025	Agenda Number:	702006847

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.1
Authorize the Company, pursuant to the provisions of 81[1A] and other applicable provisions, if any, of the Companies Act, 1956 [the Act] [including any amendments thereto or re-enactment thereof] and all other applicable Laws and regulations including the Foreign Exchange Management Act, 1999, the Foreign Exchange Management [Transfer or issue of Security by a person resident outside India] regulations, 2000, any statutory modification[s] or re-enactment thereof, for the time being in force and the regulations/guidelines, if any, issued by the Government of India, the Securities and Exchange Board of India [the SEBI], the Reserve Bank of India [the RBI] and any other applicable laws, rules and regulations [including any amendment thereto or re-enactment thereof for the time being in force] and enabling provisions in the Memorandum and Articles of Association of the Company and Listing Agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed, and subject to such approvals, consents, permissions and sanctions of relevant statutory, governmental authorities or departments, institutions or bodies [the Concerned Authorities] in this regard, as may be required and applicable and further subject to such terms and conditions or modifications thereto as may be prescribed or imposed by any of the Concerned Authorities while granting such approvals, and permissions as may be necessary or which may be agreed to by the Board of Directors of the Company
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

[hereinafter referred to as the Board, which term shall include any committee constituted by the Board or any person[s] authorized by the Board to create, issue, offer and allot, in one or more tranch[es], in one or more foreign markets or domestic markets whether shareholders of the Company or not, [including with provisions for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons including employees of the Company as may be permitted], equity shares and/or equity shares through depository receipts including American Depository Receipts, Global Depository Receipts and/or convertible bonds, convertible debentures, fully or partly, and/or other securities convertible into equity shares at the option of the Company and/or the holder[s] of such securities, and/or securities linked to equity shares and/or securities with or without detachable/non-detachable warrants and/or warrants with a right exercisable by the warrant-holder to subscribe for equity shares and/or any instruments or securities representing either equity shares, secured premium notes, and/or any other financial instruments which would be converted into/exchanged with equity shares at a later date [the Securities] as the Board at its sole discretion or in consultation with underwriters, merchant bankers, financial advisors or legal advisors may at any time decide, by way of one or more public or private offerings in domestic and/or one or more international market[s], with or without an option to retain oversubscription of securities, through Qualified Institutions Placement in accordance with the guidelines for Qualified Institutions Placement prescribed under Chapter XIII-A of the SEBI [Disclosure and Investor Protection] Guidelines, 2000, as may be amended from time to time, [the SEBI Guidelines] or by any one or more or a combination of the above model/methods or otherwise and at such time or times and in one or more tranches, whether rupee denominated or denominated in foreign currency, to any eligible Qualified Institutional Buyers as defined in Guideline 1.2.1 [XXIV A] of the SEBI Guidelines, whether they be holders of shares of the Company or not [collectively called the Investors] as may be deemed appropriate by the Board and permitted under applicable statutory and regulatory requirements, resulting

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

in the issue of up to an aggregate amount of USD 250 million or Indian Rupee equivalent thereof or its equivalent in any other currency, including premium on conversion, exercise and/or exchange of such securities, together with the aggregate value of the Securities retained for oversubscription, if any, and on such terms and conditions and timing of the issue[s]/offering[s] including the investors to whom the securities are to be issued, issue price, number of securities to be issued, creation of mortgage/charge in accordance with Section 293[1][a] of the Act, in respect of any securities as may be required either on pari-passu basis or otherwise, the Stock Exchanges on which such securities will be listed, finalization of allotment of the securities on the basis of the subscriptions received, face value, rate of interest, redemption period, manner of redemption, amount of premium on redemption, the number of equity share to be allotted on redemption/conversion, the ratio, period of conversion, fixing of record date or book closure dates, and any other matter in connection with, or incidental to, the issue, in consultation with the merchant bankers or other advisors or otherwise, as the Board at its sale discretion may decide together with any amendments or modifications thereto [the issue]; the Securities to be created, issued, offered and allotted shall be subject to the provisions of the Memorandum and Articles of Association of the Company and the equity shares allotted in terms of this resolution shall rank pari passu In all respects with the existing equity shares of the Company; the number and /or conversion price in relation to equity shares that may be issued and allotted or conversion of Securities that may be Issued through a Qualified Institutional Placement pursuant to the SEBI Guidelines as mentioned above shell be appropriately adjusted in accordance with the provisions of Chapter XIIIA of the SEBI Guidelines; authorize the Board, subject to applicable statutory and/or regulatory requirements on behalf of the Company to finalize the pricing, terms and conditions relating to the issue of the Securities and any other matter in connection with, or incidental to, the issue of the Securities as the Board, in ill absolute discretion, deems necessary or desirable, together with any amendments

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

or modifications thereto; if the issue or any part thereof is made for a Qualified Institutional Placement, the Securities issued for such purpose shall be fully paid-up and the allotment of such Securities shall be completed within twelve months from the date of this resolution or such other time as may be allowed under the SEBI Guidelines from time to time, and that the pricing to the Securities shall be made subject to and in compliance with all applicable laws and regulations and the Securities shall not be eligible to be sold for a period of twelve months from the data of allotment, except on recognized stock exchange, or except as may be permitted from time to time under the SEBI Guidelines at such price being not less than the price determined in accordance with the pricing formula of the aforementioned SEBI Guidelines; in the event issue of Securities by way of a Qualified Institutional Placement the relevant date on the basis to which price at the resultant shares shall be determined as specified under applicable law, shall be the date of the meeting in which the Board or the committee of directors duly authorized by the Board decides to open the proposed issue of Securities or such other time CONT...

CONT...as may be allowed under the SEBI Guidelines from time to time and such price shall b. subject to appropriate adjustments in accordance, with the applicable SEBI Guidelines; without prejudice to the generality of the above, subject to applicable laws and subject to approval, consents, permission, if any of any governmental body, authority or regulatory Institution including any conditions as may be prescribed in granting such approval or permissions by such governmental authority or regulatory institution, the aforesaid Securities may have such features and attributes or any terms or combination of terms that provide for the tradability and free transferability thereat in accordance with the prevailing practices in the capital markets including but not limited to the terms and conditions for issue of additional Securities and such of these Securities to be issued as are net subscribed may be disposed of by the Board in such manner and/or on such terms ‘including offering or placing them with banks/financial institutions mutual funds or
		Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

otherwise, as the Board may deem lit and proper in its absolute discretion; authorize the Board to prescribe with respect to the aforesaid issue of the Securities all or any of the terms or any combination of terms thereof in accordance with local and/or international practice including but not limited to conditions in relation to the offer, issue and allotment of the Securities, payment of interest, dividend, premium and redemption or early redemption of Securities, debt service payments and any other payments whatsoever, voting rights and all such terms as are provided in domestic and/or international offerings of this nature including terms for such issue or variation of the price or period of conversion of any Securities into equity shares or issue of equity shares during the duration of the Securities or terms pertaining to early redemption of Securities and/or conversion into equity shares as the Board may in its sole discretion deem appropriate; to finalize and approve the preliminary as well as the final placement document, if required, for the proposed issue of the Securities and to authorize any Director or Directors of the Company or any other Officer or Officers of the Company to sign the above documents for and on behalf of the Company together with the authority to amend, vary or modify the same as such authorized persons may consider necessary, desirable or expedient and for the purpose aforesaid, to give such declarations, affidavits, certificates, consents and/or authorities as may, in the opinion of such authorized person, be required from time to time, and to arrange for the submission of the preliminary and final placement document, and any amendments and supplements thereto, with any applicable government and regulatory authorities, institutions or bodies, as may be required; to do such acts, deeds and things as the Board in its absolute discretion deems necessary or desirable in connection with the issue of the Securities and to give effect to these resolutions, including, without limitation, the following: (i) seeking, if required, the consent of the Company’s lenders, parties with whom the Company has entered into various commercial and other agreements, all concerned government and regulatory authorities in or outside India, and any other consents

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

that may be required in connection with the issue and allotment of the Securities; (ii) giving or authorizing the giving of such declarations, affidavits, certificates, consents and authorities as may be required from lime to time by concerned persons; and (iii) settling any questions, difficulties or doubts that may arise in regard to any such issue or allotment of Securities as it may in its absolute discretion deem fit; for the purpose of giving effect to the above resolution and any offer, issue and allotment of Securities, to take all such actions, give such directions and to do all such acts, deeds and things as may be necessary, desirable or Incidental thereto and matters connected therewith including without limitation the entering into of arrangements including arrangements for underwriting, marketing, listing, trading, appointment of Lead Manager(s), Underwriters, Guarantors, Depositories, Custodians, Stabilizing Agents, Bankers, Advisor(s), Registrar(s), paying and conversion agent(s) and to issue and sign all deeds, documents, instruments and writings and to pay any fees, commission, costs, charges and other outgoings in relation thereto and to settle all questions whether in India or abroad, for the issue and to do all requisite filings with SEBI, the stock exchanges, the Government of India, if RBI, if required and any other concerned authority in India or outside, and to do all such acts and things as may be necessary and expedient for, and incidental and ancillary to the issue, and to give such directions that may be necessary or arise in regard to or in connection with any such offer, Issue or allotment of Securities and utilizing of the issue proceeds, as it may, in its absolute discretion, deem fit and any such action, decision or direction of the Board shall be binding on all shareholders; authorize any Director or Directors of the Company or any other Officer or Officers of the Company as may be to sign, execute and issue consolidated receipts for the Securities, listing, application, various agreements [including but limited to subscription agreement, depository agreement, trustee agreement], undertaking, deeds, declarations and all other documents and to do all such things, deeds and act and to comply with all the formalities as may,

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

in the opinion of such authorized person, be required in connection with or incidental to the aforesaid offering of Securities, including post issue formalities; authorize the Board, to delegate all or any of the powers herein conferred, to any Committee or a person or persons, as it may deem fit in its absolute discretion, in order to give effect to this resolution; the allotment of Securities shall only be to qualified Institutional buyers within the meaning of Guideline 1.2.1 [XXIV A] of the DIP Guidelines, such Securities shall be fully paid — up and the allotment of such securities shall be completed within 12 months from the date of the relevant shareholders resolution or such other time as may be allowed by DIP Guidelines from lime to time; to open one or more bank accounts in the name of the Company in Indian currency or foreign currencies with such bank or banks in India as may be required in connection with the aforesaid issue, subject to requisite approvals from Reserve Bank of India, if any, and the Director or Directors of the Company or other Officer or Officers of the Company to sign and execute the application form and other documents required for opening the account, to operate the said account, and to give such instructions including closure thereof as may be required and deemed appropriate by these signatories, and that the said bank/s to honor all cheques and other negotiable instruments drawn, accepted or endorsed and instructions given by the aforesaid signatories on behalf of the Company; the common seal of the company, if required to be affixed in India on any agreement, undertaking, deed or other document, the same be affixed in the presence of anyone or more of the Directors of the Company CONT

CONT...or anyone or more of the Officers of the Company as may be authorized by the Board in accordance with the Articles of the Association of the Company; resolved further that to do such acts, deeds and things as the Board in its absolute discretion deems necessary or desirable in connection with the issue of the Securities, including, without limitation, the following: i) finalization of the allotment of the Securities on the basis of the bids received; ii) finalization of and arrangement
		Non-Voting		*

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

for the submission of the placement document(s), and any amendments supplements thereto, with any applicable government and regulatory authorities, institutions or bodies, as may be required; iii) approval of the preliminary and final placement document [including amending, varying or modifying the same, as may be considered desirable or expedient] as finalized in consultation with the Lead Managers/Underwriters/Advisors, in accordance with all applicable laws, rules, regulations and guidelines; iv) finalization of the basis of allotment in the event of over-subscription; v) acceptance and appropriation of the proceeds of the issue of the Securities; vi) authorization of the maintenance of a register of holders of the Securities; vii) authorize any Director or Directors of the Company or other Officer or Officers of the Company, including by the grant of power of attorneys, to do such acts, deeds and things as authorized person in its absolute discretion may deem necessary or desirable in connection with the issue and allotment of the Securities; viii) seeking, if required, the consent of the Company’s lenders, parties with whom the Company has entered; into various commercial and other agreements, all concerned government and regulatory authorities in concerned government and regulatory authorities in India, and any other consents that may be required in connection with the issue and allotment of the securities; ix) seeking the listing of the Securities on any Indian stock exchange, submitting the listing application to such stock exchange and taking all actions that may be necessary in connection with obtaining such listing; x) giving or authorizing the giving by concerned persons of such declarations, affidavits, certificates, consents and authorities as may be required from time to time; and xi) deciding the pricing and terms of the securities, and all other related matters; for the purpose of giving effect to the above resolutions, to do all such acts, deeds, matters and things as it may, in its absolute discretion deem necessary or desirable, including without limitation to settle any question, difficulty or doubt that may arise in regard to the offer, issue and allotment of the securities; to accept any modifications in the proposal as may be required by the authorities involved in such

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

issues but subject to such conditions as the SEBI/GOI/RBI or such other appropriate authority, may impose at the time of their approval and as agreed to by the Board; approve and ratify the acts, deeds and things already done by the Board or any designated officer of the company in this regard

S.2
Approve, pursuant to the provisions of the FEMA, the Foreign Exchange Management [transfer or issue of security by a person resident outside India] regulations, 2000, notification No. FEMA 45/2000 RB dated 20 SEP 2000 issued by the reserve bank of India, and all other applicable rules, regulations, guidelines and laws [including any statutory modifications or re-enactment thereof for the time being in force] and subject to all applicable approvals, permissions and sanctions and subject to such conditions as may be prescribed by any of the concerned authorities while granting such approvals, permissions, sanctions which may be agreed to by the Board of Directors of the Company; authorize the Board of Directors of the Company to permit foreign institutional investors registered with SEBI to acquire and hold on their own account and on behalf of each of their SEBI approved sub-accounts, shares of the Company up to an aggregate limit of 49% of the paid-up equity share capital of the Company for the time being, provided that the equity shareholding of each FII on his own account and on behalf of each of the SEBI approved sub-account in the company shall not exceed 10% of the total paid up equity share capital of the Company or such limits as are or may be prescribed, from time to time, under applicable laws, rules and regulations [Individual FII Holding Limit] and that Company may offer, issue and allot equity shares and/or other securities convertible, exchangeable or exercisable for equity shares of the Company to FIIs subject to the individual FII Holding Limit and applicable statutory and/or regulatory provisions; authorize the Board of Directors, to do all such acts, deeds, matters and things and execute all documents or writings as may be necessary, proper or expedient for the purpose of giving effect to this resolution including intimating the concerned authorities or such other regulatory
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
body and for matters connected therewith or incidental thereto including delegating all or any of the powers conferred herein to any committee of Directors or any Director or Officer of the Company
WHARF HLDGS LTD

Security:	Y8800U127	Meeting Type:	AGM
Ticker:		Meeting Date:	05-Jun-2009
ISIN:	HK0004000045	Agenda Number:	701921771

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR AGAINST” FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Receive the financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend for the YE 31 DEC 2008	Mgmt	For	For
3.A	Re-elect Mr. Peter K. C. Woo, as a Director	Mgmt	For	For
3.B	Re-elect Mr. Stephen T. H. Ng as a Director	Mgmt	For	For
3.C	Re-elect Ms. Doreen Y. F. Lee as a Director	Mgmt	For	For
3.D	Re-elect Mr. Paul Y. C. Tsui as a Director	Mgmt	For	For
3.E	Re-elect Mr. Hans Michael Jebsen as a Director	Mgmt	For	For
3.F	Re-elect Mr. James E. Thompson as a Director	Mgmt	For	For
4.	Re-appoint KPMG as the Auditors of the Company and authorize the Directors to fix their remuneration	Mgmt	For	For
5.
Authorize the Directors of the Company, subject to this Resolution, to purchase shares in the capital of the Company, during the relevant period, the aggregate nominal amount of shares which may be purchased on the Stock Exchange of Hong Kong Limited or any other stock exchange recognized for this purpose by the securities and futures Commission and the Stock Exchange
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

of Hong Kong Limited under the Code on share repurchases pursuant to the approval, shall not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

6.
Authorize the Directors of the Company, subject to this Resolution, to allot, issue and deal with additional shares in the Capital of the Company and to make or grant offers, agreements, warrants, options and other securities during and after the relevant period, the aggregate nominal amount of the share capital of the Company in issue as at the date of this resolution, otherwise than pursuant to: [i] a Rights Issue [as specified], or [ii] any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company, shall not exceed the aggregate of: 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution; plus [if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of share capital of the Company repurchased by the Company subsequent to the passing of this Resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution]; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]
		Mgmt	For	For
7.
Approve, the general mandate granted to the Directors of the Company to exercise the powers of the Company to allot, issue and deal with any additional shares of the Company pursuant to ordinary Resolution 6, by the addition thereto of an amount representing the aggregate nominal
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to ordinary Resolution 5, provided that such extended amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution

WILMAR INTERNATIONAL LTD

Security:	Y9586L109	Meeting Type:	AGM
Ticker:		Meeting Date:	29-Apr-2009
ISIN:	SG1T56930848	Agenda Number:	701878867

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Receive and adopt the audited accounts for the YE 31 DEC 2008 and the reports of the Directors and Auditors thereon	Mgmt	For	For
2.	Approve the payment of a final tax exempt [one-tier] dividend of SGD 0.045 per ordinary share for the YE 31 DEC 2008	Mgmt	For	For
3.	Approve the payment of Directors’ fees of SGD 360,000 for the YE 31 DEC 2008 [2006: SGD 150,000]	Mgmt	For	For
4.	Re-elect Mr. Kuok Khoon Hong as a Director	Mgmt	For	For
5.	Re-elect Mr. Yeo Teng Yang as a Director who retires under Article 104	Mgmt	For	For
6.	Re-elect Mr. Tay Kah Chye as a Director who retires under Article 104	Mgmt	For	For
7.	Re-elect Mr. Kwah Thiam Hock as a Director who retires under Article 104	Mgmt	For	For
8.	Re-elect Mr. Kuok Khoon Ho as a Director who retires under Article 108	Mgmt	For	For
9.	Re-appoint Ernst & Young as the Auditors of the Company and authorize the Directors to fix their remuneration	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
10.
Approve, for the renewal of the mandate for the purposes of Chapter 9 of the Listing Manual of Singapore Exchange Securities Trading Limited, for the Company, its subsidiaries and associated Companies [within the meaning of the said Chapter 9] or any of them to enter into transactions falling within the categories of Interested Person Transactions as set out in the Company’s Addendum to Shareholders dated 02 APR 2009 [being an addendum to the Annual Report of the Company for the FYE 31 DEC 2008 [the Addendum], with any party who is of the class or classes of interested persons described in the Addendum, provided that such transactions are carried out on normal commercial terms and will not be prejudicial to the interests of the Company and its minority shareholders and are in accordance with the procedures as set out in the Addendum [the IPT Mandate]; [authority expires until the next AGM of the Company is held or is required by law to be held]; and authorize the Directors of the Company and/or to do all such acts and things [including, without limitation, executing all such documents as may be required] as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to the IPT Mandate and/or this resolution
		Mgmt	For	For
11.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50, and the listing rules of the Singapore Exchange Securities Trading Limited [the “SGX-ST”] (including any supplemental measures thereto from time to time),to: issue shares in the capital of the Company whether by way of rights, bonus or otherwise; make or grant offers, agreements or options [collectively, Instruments] that might or would require shares to be issued or other transferable rights to subscribe for or purchase shares including but not limited to the creation and issue of warrants, debentures or other instruments convertible into shares; and issue additional Instruments arising from adjustments made to the number of Instruments previously issued, while the authority conferred by shareholders was in force, in accordance with the terms of issue of such Instruments, [notwithstanding that such authority conferred by shareholders may have ceased to be in force];
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and [notwithstanding the authority conferred by the shareholders may have ceased to be in force] issue shares in pursuance of any Instrument made or granted by the Directors while the authority was in force or any additional Instrument referred to in [a][iii] above provided always that the aggregate number of shares to be issued pursuant to this resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this resolution] does not exceed 50% of the issued shares [excluding treasury shares] in the capital of the Company, of which the aggregate number of shares [including shares to be issued in pursuance of Instruments made or granted pursuant to this resolution] to be issued other than on a pro rata basis to shareholders of the Company does not exceed 20% of the issued shares [excluding treasury shares] in the capital of the Company, and for the purpose of this resolution, the percentage of the issued shares shall be based on the number of issued shares [excluding treasury shares] in the capital of the Company at the time this resolution is passed, after adjusting for: new shares arising from the conversion or exercise of convertible securities that have been approved or may be approved by shareholders from time to time; new shares arising from exercising share options or vesting of share awards outstanding or subsisting at the time of the passing resolution, provided the options or awards were granted in compliance with Part VIII of Chapter 8 of the Listing Manual of SGX-ST; and any subsequent bonus issue, consolidation or subdivision of the Company’s shares; and [Authority expired earlier the conclusion of the next AGM or the date by which the next AGM of the Company is required by law to be held]

12.
Authorize the Directors of the Company to offer and grant options from time to time in accordance with the provisions of the Wilmar Executives’ Share Option Scheme [the “Option Scheme”] and, pursuant to Section 161 of the Companies Act, Chapter 50, to allot and issue from time to time such number of shares in the capital
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

of the Company as may be required to be issued pursuant to the exercise of options granted [while the authority conferred by this resolution is in force] under the Option Scheme, notwithstanding that the authority conferred by this resolution may have ceased to be in force, provided that the aggregate number of shares to be issued pursuant to the Option Scheme and all other share-based incentive schemes of the Company [if any] shall not exceed 15% of the total number of issued shares [excluding treasury shares] of the capital of the Company from time to time, as determined in accordance with the provisions of the Option Scheme

13.
Authorize the Directors of the Company, subject to the provisions of the Listing Manual of the Singapore Exchange Securities Trading Limited [ the “SGX-ST”] [including the supplemental measures thereto from time to time] to- (i) undertake placements of new shares on a pro rata basis priced at a discount exceeding 10% but not more than 20% to the weighted average price for trades done on the SGX-ST for the full market day on which the placement or subscription agreement is signed, or based on the trades done on the preceding market day up to the time the placement agreement is signed in the event that the trading in the Company’s shares is not available for a full market day; [Authority expires whichever is earlier at the conclusion of the next AGM or the date by which the next AGM of the Company or 31 DEC 2010]
		Mgmt	For	For
WILMAR INTERNATIONAL LTD

Security:	Y9586L109	Meeting Type:	EGM
Ticker:		Meeting Date:	29-Apr-2009
ISIN:	SG1T56930848	Agenda Number:	701878982

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.1	Amend, clause in the Memorandum of Association of the Company in the manner and to the extent	Mgmt	Abstain	Against

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
as specified
S.2
Adopt, regulations of the Company contained in the new Articles of Association of the Company as specified and submitted to this Meeting be approved and adopted as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association of the Company
		Mgmt	Abstain	Against
WILMAR INTERNATIONAL LTD

Security:	Y9586L109	Meeting Type:	EGM
Ticker:		Meeting Date:	29-Apr-2009
ISIN:	SG1T56930848	Agenda Number:	701879009

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Adopt the Wilmar Executives Share Option Scheme 2009 the rules as specified, authorize the Directors of the Company to establish and administer the Option Scheme; to modify and/or amend the option scheme from time to time provided that such modifications and/or amendments are effected in accordance with the provisions of the option Scheme and to do all such acts and to enter into all such transactions, arrangements and agreements as may be necessary or expedient in order to give full effect to the option scheme; and to offer and grant option(s) in accordance with the rules of the Option Scheme and to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of the option(s) under the option scheme
		Mgmt	For	For
2.
Authorize the Directors of the Company, subject to and contingent upon the passing of ordinary resolution 1, to offer and grant option(s) in accordance with the rules of the option scheme with exercise prices set at a discount to the Market Price, provided that such discount does not exceed the relevant limits set by
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
Singapore Exchange Securities Trading Limited
3.	Approve, subject to and contingent upon the passing of ordinary resolution 1, the participation of Mr. Kuok Khoon Hong, a controlling shareholder of the Company, in the Option Scheme	Mgmt	For	For
4.	Approve, subject to and contingent upon the passing of ordinary resolution 1, the participation of Mr. Martua Sitorus, a controlling shareholder of the Company, in the option scheme	Mgmt	For	For
5.
Approve, subject to and contingent upon the passing of ordinary resolutions 1, 2 and 3 to offer and grant to Mr. Kuok Khoon Hong, a controlling shareholder of the Company, of option(s) pursuant to and in accordance with the rules of the Option Scheme on the following terms as specified; and authorize the Directors to allot and issue shares upon the exercise of such option; proposed date of grant of option: any time within a period of 4 weeks from the date of the EGM; number of shares comprised in the proposed option: 1,000,000 shares subject to rule 6 of the option scheme; exercise price per share: market price; exercise period: exercisable at any time after the first anniversary of the date of grant and up to the 5th anniversary of the date of grant
		Mgmt	For	For
6.
Approve, subject to and contingent upon the passing of ordinary resolutions 1, 2 and 4 the proposed offer and grant to Mr. Martua Sitorus, a controlling shareholder of the Company, of option pursuant to and in accordance with the rules of the option scheme as specified; and the authorize the Directors to allot and issue Shares upon the exercise of such option; proposed date of grant of option: any time within a period of 4 weeks from the date of the EGM; number of shares comprised in the proposed option: 800,000 shares subject to rule 6 of the option scheme; exercise price per share: market price; exercise period: exercisable at any time after the 1st anniversary of the date of grant and up to the 5th anniversary of the date of grant
		Mgmt	For	For

WILMAR INTERNATIONAL LTD

Security:	Y9586L109	Meeting Type:	EGM
Ticker:		Meeting Date:	29-Apr-2009
ISIN:	SG1T56930848	Agenda Number:	701879011

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Authorize the Share Purchase Committee, for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 of Singapore [the Act], to purchase or otherwise acquire issued ordinary shares of the Company [the Shares] not exceeding in aggregate the prescribed limit [means 10% of the total number of issued Shares excluding Treasury Shares as at the date of the passing of this Ordinary Resolution], at such price or prices as may be determined by the Share Purchase Committee from time to time up to the Maximum Price [in relation to a Share to be purchased, means an amount [excluding brokerage, stamp duties, commission, applicable goods and services tax and other related expenses] not exceeding: [i] in the case of an On-Market Share Purchase, 105% of the Average Closing Price; and in the case of an Off-Market Share Purchase, 120% of the Average Closing Price [the average of the closing market prices of a Share over the last 5 Market Days [Market Day being a day on which the SGX-ST is open for securities trading], on which transactions in the Shares were recorded, immediately preceding the date of making the On- Market Share Purchase or, as the case may be, the date of making an announcement for an offer pursuant to the Off-Market Share Purchase, and deemed to be adjusted for any corporate action that occurs after the relevant 5 Market Days], whether by way of: [i] on-market purchases [each an On-Market Share Purchase] on the Singapore Exchange Securities Trading Limited [the SGX-ST]; and/or [ii] off-market purchases [each an Off-Market Share Purchase] effected in accordance with any equal access scheme[s] as may be determined or formulated by the Share Purchase Committee as they may consider fit, which scheme[s] shall
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

satisfy all the conditions prescribed by the Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time being be applicable, and approved generally and unconditionally [the Share Purchase Mandate]; and authorize the Directors of the Company and/or each of them to complete and do all such acts and things as they and/or he may consider necessary, desirable, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this ordinary resolution; [Authority expires at the earlier of: i] the date on which the next AGM of the Company is held or ii] the date by which the next AGM of the Company is required by law to be held or iii] the date on which the purchase of Shares by the Company pursuant to the Share Purchase Mandate is carried out to the full extent mandated]

WING HANG BANK LTD

Security:	Y9588K109	Meeting Type:	AGM
Ticker:		Meeting Date:	30-Apr-2009
ISIN:	HK0302001547	Agenda Number:	701876560

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ ONLY FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting		*
1.	Adopt the audited financial statements and report of the Directors and the Independent Auditor’s for the YE 31 DEC 2008	Mgmt	For	For
2.	Declare a final dividend of HKD 0.10 per share for the YE 31 DEC 2008	Mgmt	For	For
3.A	Re-elect Mr. Fung Yuk Sing Michael as a Director	Mgmt	For	For
3.B	Re-elect Mr. Ho Chi Wai Louis as a Director	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
3.C	Re-elect Mr. Lau Hon Chuen Ambrose as a Director	Mgmt	For	For
3.D	Re-elect Mr. Brian Gerard Rogan as a Director	Mgmt	For	For
3.E	Re-elect Mr. Christopher Robert Sturdy as a Director	Mgmt	For	For
4.	Authorize the Board of Directors to fix Directors’ fee	Mgmt	For	For
5.	Re-appoint KPMG as the Auditors of the Bank and authorize the Directors to fix their remuneration	Mgmt	For	For
6.
Adopt, with effect from the close of business of the day on which this resolution is passed, the rules of the renewed employee incentive plan [the Plan], as specified and authorize the Directors of the Bank to take all steps that may be necessary, desirable or expedient to carry into effect the Plan and allot and issue up to 500,000 shares in the capital of the Bank to executive Directors under the Plan at an acquisition price of HKD 1.00 per share
		Mgmt	For	For
7.
Authorize the Directors of the Bank, conditional on the passing of Resolution 6, to allot and issue up to 1,000,000 shares in the capital of the Bank less the number of shares issued under Resolution 6, to employees under the Plan at an acquisition price of HKD 1.00 per share
		Mgmt	For	For
8.
Authorize the Directors, during the relevant period to allot, issue and deal with additional shares in the capital of the Bank or grant any offers, agreements or options which might require securities to be issued, allotted or disposed of subject to the restriction that the aggregate number of share capital allotted, other than for allotment under any Share Option Schemes or Employee Incentive Plan for the time being adopted for the grant or issue to the Employees of the Bank and its subsidiaries of shares of the Bank, and any scrip dividend or similar arrangement in accordance with the Article of Association of the Bank, not exceeding the 20% of the issued share capital of the Bank at the date of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Bank or the expiration of the
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
period within which the next AGM of the Bank is required By law to be held]
9.
Authorize the Directors of the Bank during the relevant period [as specified in Resolution 8] to repurchase shares in the capital of the Bank, and the aggregate number of shares of the Bank which may be purchased by the Bank on The Stock Exchange of Hong Kong Limited under the Hong Kong Code on share repurchases pursuant to this resolution not exceeding 10% of the issued share capital of the Bank at the date of this resolution, and the said approval shall be limited accordingly
		Mgmt	For	For
10.
Approve to extent, conditional on the passing of Resolutions 8 and 9 the general mandate granted to the Directors to allot shares pursuant to the Resolution 8, by the addition to the aggregate number of shares which may be allotted or agreed to be allotted by the Directors pursuant to such general mandate an amount representing the aggregate number of shares repurchased by the Bank under the authority granted pursuant to the Resolution 9
		Mgmt	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
		Non-Voting		*
ZTE CORP

Security:	Y0004F105	Meeting Type:	AGM
Ticker:		Meeting Date:	19-May-2009
ISIN:	CNE1000004Y2	Agenda Number:	701875126

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.	Approve the financial statements for the YE 31 DEC 2008 audited by the PRC and the Hong Kong Auditors	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
2.	Receive the report of the Board of Directors of the Company for the YE 31 DEC 2008	Mgmt	For	For
3.	Receive the report of the Supervisory Committee of the Company for the YE 31 DEC 2008	Mgmt	For	For
4.	Receive the report of the President of the Company for the YE 31 DEC 2008	Mgmt	For	For
5.	Approve the final financial accounts of the Company for the YE 31 DEC 2008	Mgmt	For	For
6.
Approve the resolution of the Company on the proposed continuous connected transaction [as specified under the Rules Governing the Listing of Stocks on the Shenzhen Stock Exchange] Framework Agreements for 2009; The Framework Purchase Agreements for 2009 proposed to be entered into between ZTE Kangxun Telecom Company, Limited, a subsidiary of the Company, on the one hand and connected party Shenzhen Zhongxingxin Telecommunications Equipment Company, Limited together with its subsidiaries Shenzhen Zhongxing Xindi Telecommunications Equipment Company, Limited, Shenzhen Zhongxing Xinyu FPC Company, Limited and Shenzhen Zhongxing Xinzhou Complete Equipment Company, Limited, on the other, in respect of the purchase of cases, cabinets, distribution frames, flexible printed circuit boards and shelters with an annual cap of aggregated transaction amounts under the framework agreements estimated at RMB 1,200 million for 2009
		Mgmt	For	For
7.
Approve the application by the Company to National Development Bank for a USD 2.5 billion composite credit facility for the purposes of short-term loans, bond financing, domestic and international supply chain financing, trade financing and medium/long-term projects financing of the Company on a revolving basis; the aforesaid amount represents composite credit facilities to be proposed by the Company in its application to National Development Bank; the final amount shall be subject to approval of National Development Bank; authorize the Board of Directors to adjust the details and actual duration of the credit facilities pursuant to the Company’s requirements or negotiations with National Development Bank, subject to the cap of the aforesaid USD 2.5 billion composite credit facility within the
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

effective term of the resolution, and the Board of Directors and other parties delegated to negotiate with National Development Bank and sign all facilities agreements, financing agreements and other related legal contracts and documents relating to the above composite credit facilities and to deal with other matters relating to such agreements; the resolution shall be valid for a period of 5 years from the date of approval at the general meeting; unless otherwise required, no subsequent resolution of the Board of Directors or general meeting is required with respect to any such single application for financing operations under such credit facility

8.
Approve the application by the Company to the Bank of China Limited, Shenzhen Branch for a RMB 15.7 billion composite credit facility; the aforesaid amount represents composite credit facilities to be proposed by the Company in its application to the bank; the final amount shall be subject to the bank’s approval. Authorize the Board of Directors to adjust the details and actual duration of the credit facilities pursuant to the Company’s requirements or negotiations with the bank, subject to the cap of the aforesaid RMB 15.7 billion composite credit facility within the effective term of the resolution, and the Board of Directors and other parties delegated to negotiate with the bank and sign all facilities agreements, financing agreements and other related legal contracts and documents relating to the above composite credit facilities and to deal with other matters relating to such agreements; [Authority expires the earlier or from date on which it is considered and passed at the general meeting until (1) the next new credit facilities have been granted, or (2) 31 DEC 2009]; unless otherwise required, no subsequent resolution of the Board of Directors is required with respect to any such single application for financing operations not exceeding such maximum amount Mr. Hou Weigui, the legal representative of the Company, or his authorized signatory, is authorized to execute all facilities agreements, financing agreements and other related legal contracts and documents which are related to the above composite credit facilities
		Mgmt	For	For
9.1	Re-appoint Ernst & Young Hua Ming as the PRC	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

Auditors of the Company for 2009 and a proposal be made to the 2008 AGM, authorize the Board of Directors to determine the audit fees of Ernst & Young Hua Ming for 2009 based on specific audit work to be conducted

9.2
Re-appoint Ernst & Young as the Hong Kong Auditors of the Company for 2009 and a proposal be made to the 2008 AGM, authorize the Board of Directors to determine the audit fees of Ernst & Young for 2009 based on the specific audit work to be conducted
		Mgmt	For	For
S.10
Approve the proposals of profit distribution and capitalization from capital reserve for 2008 tabled by the Board of Directors of the Company proposed profit distribution for 2008: RMB 3 for every 10 shares [including tax] or a total of RMB 402,999,000 in cash, based on the Company’s total share capital of 1,343,330,310 shares as at 31 DEC 2008; proposed capitalization from capital reserve for 2008: the creation of 3 shares for every 10 shares by way of capitalization of capital reserves, representing a total increase of 402,999,093 shares based on the Company’s total share capital of 1,343,330,310 shares as at 31 DEC 2008; the balance of the capital reserves was RMB 6,298,172,000 prior to the capitalization and RMB 5,895,173,000 after the capitalization; fractional entitlements shall be dealt with in accordance relevant rules of the stock exchange and the clearing house of the place where the stocks of the Company are listed; as a result, the actual amount of share capital increased and the actual number of shares created in aggregate after implementation of the proposed capitalization from capital reserves might be slightly different from the aforesaid estimates; authorize the Board of Directors by the general meeting to deal with matters relating to the profit distribution and capitalization from capital reserves for 2008, to amend relevant clauses of the Articles of Association based on the implementation of the capitalization from capital reserves to increase the registered capital of the Company and reflect the new capital structure after the capitalization from capital reserves, and to process any changes in industrial and commercial registration required as a result of the alteration
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
in registered capital
S.11
Authorize the Board of Directors, to allot, issue and deal with additional domestic shares and overseas-listed foreign shares [H Shares] of the Company [including securities convertible into domestic shares and/or H Shares of the Company] and to make or grant offers, agreements or options, during the relevant period, shall not exceed 20% of the aggregate nominal amount of the share capital of the domestic shares and H shares of the Company, otherwise than pursuant to i) a rights issue; or ii) any option scheme or similar arrangement from time to time being adopted for the grant or issue to the Directors, the Supervisors, the Senior Management and/or the Employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company approved by the Board of Directors, and the Board of Directors will only exercise this authority in compliance with the Company Law of the Peoples Republic of China [as amended from time to time] and Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited [as amended from time to time] and with the necessary approvals of the China Securities Regulatory Commission and/or other relevant PRC government authorities; [Authority expires the earlier of the conclusion of the next AGM or 12 months]; and to approve and execute all documents and deeds and do all things or to procure the execution of such documents and deeds and the doing of such things necessary in their opinion for the issue of the new shares [including but not limited to determining the time and place for issue, class and number of new shares to be issued, the pricing method and/or issue prices [including price ranges] of the shares, submitting all necessary applications to relevant authorities, entering into underwriting agreements [or any other agreements], determining the use of proceeds, and fulfilling filing and registration requirements of the PRC, Hong Kong and other relevant authorities, including but not limited to registration with relevant PRC authorities of the increase in registered share capital as a result of the issue of shares pursuant to passing of this resolution]; and to amend the Company’s Articles of Association
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
as they deem necessary to increase the registered share capital of the Company and to reflect the new capital structure of the Company following the allotment and issue of the Company’s shares
S12.1	Amend the Article 24 and Article 27 of the Chapter 3 of the Articles of Association accordingly after the implementation of the capitalization from the capital reserves, as specified	Mgmt	Abstain	Against
S12.2
Amend Article 83, Article 87, Article 116, Article 119, Article 225, Article 247, Article 275, Article 276, Article 277, Article 234 as specified of the Articles of Association in accordance with relevant provisions of the decisions on amending certain provisions regarding the Cash Profit Distribution of Listed Companies [No. 57] [Cash Profit Distribution Provisions] promulgated by the CSRC and effective from 09 OCT 2008 and the latest amendments to the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited [the Listing Rules] effective from 01 JAN 2009; and Rules 9, 13, 44 and 49 of the Rules of Procedure for Shareholders’ general meetings be amended in accordance with the aforesaid amendments to the Articles of Association
		Mgmt	Abstain	Against
ZTE CORP

Security:	Y0004F105	Meeting Type:	CLS
Ticker:		Meeting Date:	19-May-2009
ISIN:	CNE1000004Y2	Agenda Number:	701875140

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
S.1
Approve the profit distribution for 2008: RMB 3 for every 10 shares [including Tax] or a total of RMB 402,999,000 in cash, based on the Company’s total share capital of 1,343,330,310 shares as at 31 DEC 2008; proposed capitalization from capital reserve for 2008: the creation of 3 shares for every 10 shares by way of capitalization of capital reserves, representing a total increase
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

of 402,999,093 shares based on the Company’s total share capital of 1,343,330,310 shares as at 31 DEC 2008; The balance of the capital reserves was RMB 6,298,172,000 prior to the capitalization and RMB 5,895,173,000 after the capitalization; fractional entitlements shall be dealt with in accordance relevant rules of the stock exchange and the clearing house of the place where the stocks of the Company are listed; As a result, the actual amount of share capital increased and the actual number of shares created in aggregate after implementation of the proposed capitalization from capital reserves might be slightly different from the aforesaid estimates; authorize the Board of Directors by the general meeting to deal with matters relating to the profit distribution and capitalization from capital reserves for 2008, to amend relevant clauses of the Articles of Association based on the implementation of the capitalization from capital reserves to increase the registered capital of the Company and reflect the new capital structure after the capitalization from capital reserves, and to process any changes in industrial and commercial registration required as a result of the alteration in registered capital

ZTE CORPORATION

Security:	Y0004F105	Meeting Type:	EGM
Ticker:		Meeting Date:	19-May-2009
ISIN:	CNE1000004Y2	Agenda Number:	701728036

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.
Approve that, the Resolution of the Company on the Investment in a research and Development Base Project in Xi’an Hi-tech Park and the Execution of the Investment Agreement that the investment and construction of ZTE Corporation Xi’an Research and Development and Production Base in Xi’an Hi-tech Industrial Development Park by the Company and the signing of the
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

investment agreement and relevant supplemental agreement [s] by the Company with Xi’an Hi-tech Industrial Development Park Management Committee in respect of the investment and construction of ZTE Corporation Xi’an Research and Development and Production Base in Xi’an Hi-tech Industrial Development Park by the Company and authorize Mr. Hou Weigui, Legal Representative of the Company, or any signatory appointed by Mr. Hou Weigui, to sign the relevant legal contracts and documents as specified

ZTE CORPORATION

Security:	Y0004F105	Meeting Type:	EGM
Ticker:		Meeting Date:	30-Jun-2009
ISIN:	CNE1000004Y2	Agenda Number:	702013133

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 572904 DUE TO DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
		Non-Voting		*

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS. THANK YOU.
		Non-Voting		*
1.1	Elect Ms. Qu Xiaohui as an Independent Director of the Fourth Session of the Board of Directors of the Company for a term from 22 JUL 2009 to 29 MAR 2010, as specified	Mgmt	For	For
1.2	Elect Mr. Chen Naiwei as an Independent Director of the Fourth Session of the Board of Directors of the Company for a term from 22 JUL 2009 to 29 MAR 2010, as specified	Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management
1.3	Elect Mr. Wei Wei as an Independent Director of the Fourth Session of the Board of Directors of the Company for a term from 22 JUL 2009 to 29 MAR 2010, as specified	Mgmt	For	For
2.
Approve the provision of guarantee by the Company by way of the pledge of its 51% equity interests in Closed Joint-Stock Company CJSC TK Mobile [CJSC TK Mobile] as a security against the USD 70,600,000 bank loan with a 9-year term extended to CJSC TK Mobile [with a term from the date on which the Agreement on the Pledge of Equity Interests is executed and becomes effective to the date on which the debts owed by CJSC TK Mobile under the financing documents are fully repaid], as specified
		Mgmt	For	For
3.
Approve the provision of Performance Guarantee for the Company’s wholly-owned subsidiary, PT. ZTE Indonesia considered by the Board of Directors of the Company at the 25th Meeting of the Fourth Session of the Board of Directors held on 05 JUN 2009, the details of which have been disclosed in the Company’s announcements entitled Announcement of the Resolutions passed at the 25th Meeting of the Fourth Session of the Board of Directors published on 05 JUN 2009; Zhongxingxin is seeking the approval of the provision of performance guarantee for PT. ZTE Indonesia [ZTE Indonesia] by the shareholders of ZTE by way of an ordinary resolution at the First EGM of 2009 to be held on 30 JUN 2009, the details of which are: the Company will provide performance guarantee for ZTE Indonesia for an amount not exceeding USD 40 million, with a term commencing on the date on which the Technical Support Framework Agreement takes effect upon execution and ending on the date on which the performance of ZTE Indonesia’s obligations under the Technical Support Framework Agreement is completed; the Company will apply to the relevant bank for the issuance of a letter of performance guarantee to provide guarantee with a maximum accumulated amount of USD 5 million in favor of PT. Telkomunikasi Selular, an Indonesian mobile communications carrier, in respect of the performance obligations of ZTE and ZTE Indonesia under the Equipment Purchase Framework Agreement and Technical Support Framework Agreement, with a term commencing
		Mgmt	For	For

		Proposal	Proposal	For/Against
Prop.#	Proposal	Type	Vote	Management

on the date of issuance of the letter of guarantee by the bank and ending on the date falling 3 years and 6 months after the issuance of the letter of guarantee or on which the performance obligations of ZTE and ZTE Indonesia under the Equipment Purchase Framework Agreement and Technical Support Framework Agreement are fully completed, whichever is later, as specified

S.4	Approve the renewal of the 2009 general mandate of ZTE Corporation, as specified	Mgmt	For	For

*	Management position unknown

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President (Principal Executive Officer)

Date	August 25, 2009

*Print the name and title of each signing officer under his or her signature.